UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01436

CAPSTONE SERIES FUND, INC.
(Exact name of registrant as specified in charter)

3700 W. SAM HOUSTON PKWY SOUTH, SUITE 250, HOUSTON, TX 77057	77057
(Address of principal executive offices)	(Zip code)

CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OHIO	43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	800-262-6631

Date of fiscal year end: April 30

Date of reporting period: April 30, 2012

Item 1. Reports to Stockholders.

April 30, 2012

STEWARD
Mutual Funds

STEWARD FUNDS

Managing Wealth, Protecting Values

ANNUAL REPORT

Managing Wealth, Protecting Values Faith-Based Screened Funds	Annual Report
Steward Large Cap Enhanced Index Fund
Steward Small-Mid Cap Enhanced Index Fund
Steward International Enhanced Index Fund
Steward Select Bond Fund
Steward Global Equity Income Fund
April 30, 2012

Dear Shareholder:

We are pleased to present the Annual Report for the Steward Funds for the period ending April 30, 2012. The Annual Report includes commentary on the Funds’ screening process, as well as performance reviews and current strategy from the portfolio managers.

Steward Funds Offer Diversification to Your Portfolio

The asset allocation decision is one of the most important decisions an investor will make, and the Steward Funds make it possible to achieve a diverse asset allocation for your investment portfolio. The Funds offer fixed income, large-cap equity, small/mid-cap equity, international equity and global equity income for your investing solutions.

What are the Steward Funds’ Faith Based Screens?

Did you know faith based screens are applied to all of the investments within the Steward Funds family? The Steward Funds seek to avoid investment in pornography and abortion, as well as companies that are substantial producers of alcohol, gambling and tobacco. The Funds’ screening resource firm, CFS Consulting Services, LLC, has extensive experience in the faith based investing business and brings a wealth of knowledge of screening for Christian-based investors.

The following details each of the Fund’s annual performance and strategies.

STEWARD LARGE CAP ENHANCED INDEX FUND

Fund Performance

For the year ended April 30, 2012, the Steward Large Cap Enhanced Index Fund returned 1.87% for the Individual class shares and 2.21% for the Institutional class shares. The return for the S&P 500 for the same period was 4.76%. The S&P Pure index component returns were: 2.88% for the S&P 500 Pure Growth and -1.80% for the S&P 500 Pure Value index.

Factors Affecting Performance

At April 30, 2012, the Fund’s multi-index structure was allocated to the S&P 500, S&P 500 Pure Growth and S&P 500 Pure Value at 60%, 20% and 20% respectively. The Fund has maintained this allocation for the entire 12 month period. The continued Euro-zone fiscal drama throughout the period combined with U.S. political sparring over the debt has created volatility in the equity market. U.S. company earnings however reported steady growth throughout this period. Style performance momentum has become relatively balanced in recent months with no indication of a clear bias towards growth or value. This indicates that the economy is in the mid-stage of an expansion. As the economy transitions into the last-stage of expansion, style performance should begin to favor value oriented stocks.

The more style focused S&P 500 Pure Growth and S&P 500 Pure Value indices when combined have underperformed their non-pure counterparts over the period contributing to the Fund’s lower relative return. The higher weighted style focused companies such as Netflix Inc. (-65.56%) and Sears Holdings Corp. (-36.10%) were the most significant factors.

Performance of the Fund can also be affected by the addition of cultural values investment policies which avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the year ended April 30, 2012, the cultural values investment policies had a net negative performance impact on the Fund. Companies such as Philip Morris International Inc. (tobacco) and Pfizer Inc. (abortion/life ethics) substantially outperformed the benchmark with returns of +34.18% and +13.76% respectively.

Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

Current Strategy

The Fund’s strategy is to provide effective diversified large cap equity exposure while adhering to cultural values investment policies. In addition, the Fund seeks to outperform its benchmark through selective allocation between growth and value style securities. This is accomplished by utilizing three subcomponents that represent an appropriate large cap pure growth, large cap pure value and large cap blend benchmark. The Fund will generally not attempt to allocate preferences in one industry over another or in one security over another versus its subcomponent benchmark allocations except to comply with its cultural values investment policies.

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

Fund Performance

For the year ended April 30, 2012, the Steward Small-Mid Cap Enhanced Index Fund returned -0.99% for the Individual class shares and -0.71% for the Institutional class shares. The return for the S&P 1000 for the same period was -0.33%. The S&P Pure index component returns were: 1.45% for the S&P 1000 Pure Growth and -1.82% for the S&P 1000 Pure Value index.

Factors Affecting Performance

At April 30, 2012, the Fund’s multi-index structure was allocated to the S&P 1000, S&P 1000 Pure Growth and S&P 1000 Pure Value at 60%, 20% and 20% respectively. The Fund has maintained this allocation for the entire 12 month period. The continued Euro-zone fiscal drama throughout the period combined with U.S. political sparring over the debt has created volatility in the equity market. U.S. company earnings however reported steady growth throughout this period. Style performance momentum has become relatively balanced in recent months with no indication of a clear bias towards growth or value. This indicates that the economy is in the mid-stage of an expansion. As the economy transitions into the last-stage of expansion, style performance should begin to favor value oriented stocks.

The more style focused S&P 1000 Pure Growth and S&P 1000 Pure Value indices when combined slightly outperformed their non-pure counterparts over the year positively affecting the Fund’s relative return. The higher weighted style focused companies such as Sturm Ruger & Co. Inc. (+144.67%) and VOXX International Corp. (+71.95%) were the primary factors.

Performance of the Fund can also be affected by the addition of cultural values investment policies which avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the year ending April 30, 2012, the cultural values investment policies had a slight positive performance impact on the Fund. Companies such as Universal Health Services, Inc. (abortion) and Health Management Associates Inc. (abortion) substantially underperformed the benchmark with returns of -21.68% and -36.17% respectively.

Compensating for a specific industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

Current Strategy

The Fund’s strategy is to provide effective diversified small-mid cap equity exposure while adhering to cultural values investment policies. In addition, the Fund seeks to outperform its benchmark through selective allocation between growth and value style securities. This is accomplished by utilizing three subcomponents that represent an appropriate small-mid cap pure growth, small-mid cap pure value and small-mid cap blend benchmark. The Fund will generally not attempt to allocate preferences in one industry over another or in one security over another versus its subcomponent benchmark allocations except to comply with its cultural values investment policies.

STEWARD INTERNATIONAL ENHANCED INDEX FUND

Fund Performance

For the year ended April 30, 2012, the Steward International Enhanced Index Fund returned -14.51% for the Individual class shares and -14.20% for the Institutional class shares. The return for the S&P ADR Index was -12.42%. To represent the emerging markets component, the BLDRS Emerging Markets 50 ADR Index Fund returned -12.92% for the same period.

Factors Affecting Performance

For the year ended April 30, 2012, the Fund’s duel-index structure was allocated to the S&P ADR Index and BLDRS Emerging Markets 50 ADR Index Fund at 80% and 20% respectively representing a tilt towards emerging markets. This allocation change was effective September 8th from the previous neutral market weight of 15% in emerging markets. For developed markets, the fiscal crisis in the Euro-zone dominated the news as the EU increased their loan guarantees to assist debt ridden member countries. The resulting recession will likely continue into the third quarter of this year. Consequently in the emerging markets, China which is experiencing a slowing economy is expecting a “soft landing” of just over 8% growth. For the twelve month period ending April 30, 2012, the Fund’s emerging market component slightly underperformed the developed market component negatively impacting the overall performance versus its benchmark index.

Performance of the Fund can also be affected by the addition of cultural values investment policies which avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the twelve month period ended April 30, 2012, the cultural values investment policies had a net negative performance impact on the Fund. Companies such as GlaxoSmithKline plc (abortion/life ethics) and British American Tobacco PLC (tobacco) substantially outperformed the benchmark with returns of +11.84% and +21.54% respectively.

Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

Current Strategy

The Fund’s strategy is to provide effective diversified international equity exposure while adhering to cultural values investment policies. In addition, the Fund seeks to outperform its benchmark through selective allocation between the developed and emerging market equity classes. This is accomplished by utilizing two subcomponents that represent an appropriate developed market and emerging market benchmark. The Fund will generally not attempt to allocate preferences in one country over another or in one security over another versus its subcomponent benchmark allocations except to comply with its cultural values investment policies.

STEWARD SELECT BOND FUND

Fund Performance

For the fiscal year ended April 30, 2012, the Steward Select Bond Fund generated a return of 3.77% for the Individual class shares and 4.12% for the Institutional class shares. For comparison purposes the Barclays Intermediate Aggregate Bond Index generated a return of 5.80% for the same period. The funds slight underperformance compared to the benchmark was primarily due to an overweight position in corporate bonds and an underweight position in U.S. Treasuries. The fund was also shorter in duration for most of the fiscal year.

Market Overview

For most of calendar 2011, U.S. Treasuries outperformed all sectors of the bond market. This outperformance was a result of the significant upheaval in Europe as Portugal, Italy, Ireland, Greece and Spain (PIIGS) reported that they would be hard pressed to meet their obligations. Germany indicated their support but only in return for very unpopular austerity measures. Fears of a complete meltdown in the European financial markets ensued. Investors fled to the safety of U.S. Treasuries. Yields were secondary. In fact short treasuries occasionally traded at negative yields. This trend reversed itself in the first calendar quarter of 2012 and corporate bonds significantly outperformed U.S. Treasuries.

Factors Affecting Performance

The Steward Select Bond Fund has a major overweight position in corporate bonds and a major underweight position in U.S. government bonds versus the Barclays Intermediate Aggregate Bond Index. During calendar 2011, this allocation led to underperformance. During the first quarter of 2012, this allocation led to outperformance. During calendar 2011, the Steward Select Bond Fund had a slightly shorter duration than the benchmark which also negatively affected performance. Toward the end of 2011 and the beginning of 2012, we increased the duration of the portfolio to be slightly longer than the benchmark. This lengthening of the duration modified the earlier negative effects of the shorter duration. It is important to point out that during the fiscal year ended April 30, 2012, the Steward Select Bond Fund produced a higher current yield and a higher yield to maturity than the benchmark.

Current Strategy

The Federal Reserve Board has reiterated their policy of keeping interest rates low until 2014. In view of this position, the Steward Select Bond Fund will keep the duration of the fund slightly greater than the Barclays Intermediate Aggregate Bond Index to capture the higher yield available to longer bonds. The high quality of the bonds in the fund allows for easy transition to different durations when that is indicated. The Steward Select Bond Fund will also keep its allocation of corporate bonds and U.S. Treasuries the same in order to benefit from the higher yield available to corporate bonds. With the uncertainty in the market, negative shocks will cause U.S. Treasuries to surge from time to time, but we believe that high quality corporate bonds provide a combination of safety and return for investors over the long run that will outperform U.S. Treasuries.

STEWARD GLOBAL EQUITY INCOME FUND

Fund Performance

For the year ended April 30, 2012, the Steward Global Equity Income Fund returned 3.90% for the Individual class shares and 4.22% for the Institutional Class shares. The return for the benchmark S&P 500 for the same period was 4.76%. The return for the global market as represented by the S&P Global 1200 index was -4.25%. The dividend yield on the portfolio as of the year end was 3.68%.

Factors Affecting Performance

For the year ended April 30, 2012 the equity markets experienced a high degree of volatility as the Euro-zone fiscal drama continued to unfold with no permanent solution on the horizon. International equity markets overall substantially underperformed the U.S. during the period negatively impacting the Fund’s relative performance to its domestic U.S. benchmark of the S&P 500.

Positive relative performance was driven primarily by several of the Fund’s individual holdings. Genuine Parts Co. (+24.64%), a distributer of automotive replacement parts reported a 16% rise in first quarter profit which was the 13th consecutive quarterly positive earnings surprise. McDonald’s Corp. (+28.05%) posted a 4.8% gain in first quarter profit as new menu items such as

Chicken McBites attracted U.S. consumers. Other positive areas on a company specific basis included Mattel, Inc. (+30.26%) whose shares climbed as sales of core toy brands such as Barbie rose 6% and Hot Wheels were up 11% in the fourth quarter of 2011. Enbridge Inc. (+33.14%) the largest Canadian pipeline company, reported a fourth-quarter profit increase of 2.8% as it raised rates for oil shippers and improved margins on natural gas processing.

The second top performing sector, Information Technology (+14.61%) is not well represented with dividend paying companies and the portfolio’s 5% relative underweight versus the benchmark has detracted from performance. This impact is best illustrated by the inability to hold Apple Inc. which rose 66.79% and is now the largest company in the S&P 500.

Performance of the Fund can also be affected by the addition of cultural values investment policies which avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

Current Strategy

The Fund’s strategy pursues its objective through the investment of dividend paying stocks that have demonstrated above median yield and a favorable trend in dividend and earnings growth. In addition to domestic stocks, this strategy includes the ability to invest in international securities traded on U.S. market exchanges. As the international market’s share of the world’s total market capitalization continues to grow, the ability to access these markets becomes increasingly important.

The benefits of dividend paying stocks include lower volatility versus non dividend payers and the overall market. Dividends are an important indicator of corporate strength therefore companies are reluctant to change policy which could signal corporate distress and encourages disciplined management. Unlike earnings, which can be affected by various accounting methods; dividends are transparent and cannot be manipulated. In addition, dividends have historically provided a major component of the stock market’s total return. The strategy provides income with capital appreciation while lowering overall risk. This is accomplished while adhering to the Fund’s cultural values investment policies.

We Thank You for Your Continued Investment with the Steward Funds

Your business is important to us. The current total net assets of the Funds are over $600 million. This growth would not have been possible without the many referrals that we have received from our existing clients, as well as your continued investment. For more information on the Steward Funds, we invite you to visit our website at www.stewardmutualfunds.com or call us at 800-262-6631. We look forward to fulfilling your investment needs for many years to come.

Sincerely,

Edward Jaroski
President

Melville Cody
Portfolio Manager

Claude C. Cody
Portfolio Manager

Scott Wynant
Senior Vice President

John Wolf
Portfolio Manager

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward Large Cap Enhanced Index Fund* and the S&P 500 Index.** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2012

	One Year	Five Year	Since Inception***	Expense Ratio‡
Steward Large Cap Enhanced Index Fund – Individual Class	1.87%	1.55%	5.42%	0.89%
S&P 500 Index	4.76%	1.01%	4.97%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. The Steward Large Cap Enhanced Index Fund’s performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The Standard and Poor’s 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market of 500 stocks representing all major industries.
***	Effective date of registration and commencement of operations are the same: October 1, 2004.
‡	See the August 24, 2011 prospectus for details.

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward Small-Mid Cap Enhanced Index Fund* and the S&P 1000 Index.** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2012

	One Year	Five Year	Ten Year	Expense Ratio‡
Steward Small-Mid Cap Enhanced Index Fund – Individual Class	-0.99%	3.35%	4.37%	0.88%
S&P 1000 Index	-0.33%	3.70%	7.53%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. The Steward Small-Mid Cap Enhanced Index Fund’s performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The Standard and Poor’s 1000 Index is a capitalization-weighted index combining the Standard and Poor’s Mid Cap Index 400 and the Standard and Poor’s Small Cap Index 600. Both indices represent stocks chosen for market size, liquidity and industry group representation.
‡	See the August 24, 2011 prospectus for details.

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward International Enhanced Index Fund* and the S&P ADR Index.** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2012

	One Year	Five Year	Since Inception***	Expense Ratio‡
Steward International Enhanced Index Fund – Individual Class	-14.51%	-3.94%	-0.05%	1.05%
S&P ADR Index	-12.42%	-2.52%	2.03%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. The Steward International Enhanced Index Fund’s performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The S&P ADR Index, the Fund’s designated broad-based index, is based on the non-U.S. stocks comprising the S&P Global 1200 Index. The index is made up of those companies from the S&P Global 1200 Index that offer either Level II or Level III ADRs, global shares or ordinary shares in the case of Canadian equities. The index was developed with a base value of 1000 on December 31, 1997.
***	Initial share purchase was made on February 28, 2006.
‡	See the August 24, 2011 prospectus for details.

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward Select Bond Fund* and the Barclays Capital Intermediate U.S. Aggregate Bond Index.** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2012

	One Year	Five Year	Since Inception***	Expense Ratio‡
Steward Select Bond Fund – Individual Class	3.77%	4.32%	3.65%	0.99%
Barclays Capital Intermediate U.S. Aggregate Bond Index	5.80%	5.97%	5.20%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. The Steward Select Bond Fund’s performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The Barclays Capital Intermediate U.S. Aggregate Bond Index represents the segment of the Barclays Aggregate Bond Index that has an average maturity and duration in the intermediate range.
***	Effective date of registration and commencement of operations are the same: October 1, 2004.
‡	See the August 24, 2011 prospectus for details.

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward Global Equity Income Fund*, the S&P 500 Index** and the S&P 1200 Index.***(Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2012

	One Year	Since Inception****	Expense Ratio‡
Steward Global Equity Income Fund – Individual Class	3.90%	2.92%	1.04%
S&P 500 Index	4.76%	2.74%	N/A
S&P Global 1200 Index	-4.25%	-0.18%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. The Steward Global Equity Income Fund’s performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The Standard and Poor’s 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market of 500 stocks representing all major industries.
***	The Standard & Poor’s 1200 Index is a global index of 1200 stocks comprised of the following 7 S&P regional indices: S&P 500 Index (United States), S&P Europe 350 Index (Europe), S&P/TOPIX 150 Index (Japan), S&P/TSX 60 Index (Canada), S&P/ASX All Australia 50 Index (Australia), S&P Asia 50C Index (Asia Ex-Japan) and the S&P Latin America 40 Index (Latin America). Beginning April 1, 2009, the S&P 1200 Index is the Fund’s Secondary index.
****	Effective date of registration and commencement of operations are the same: April 1, 2008.
‡	See the August 24, 2011 prospectus for details.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE — April 30, 2012 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Large Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Oil, Gas & Consumable Fuels	8.1%
Insurance	6.2
Computers & Peripherals	5.9
Diversified Financial Services	3.6
Specialty Retail	3.4
Health Care Equipment & Supplies	3.2
Software	3.0
Commercial Banks	3.0
Food Products	2.9
Health Care Providers & Services	2.9
Internet Software & Services	2.6
Capital Markets	2.6
Semiconductors & Semiconductor Equipment	2.5
Food & Staples Retailing	2.3
Chemicals	2.3
Aerospace & Defense	2.3
Pharmaceuticals	2.3
Commercial Services & Supplies	2.1
Beverages	2.0
Diversified Telecommunication Services	2.0
IT Services	1.9
Communications Equipment	1.9
Media	1.9
Biotechnology	1.9
Energy Equipment & Services	1.8
Hotels, Restaurants & Leisure	1.8
Household Products	1.7
Multi-Utilities	1.6
Machinery	1.6
Industrial Conglomerates	1.6
Real Estate Investment Trust	1.4
Electric Utilities	1.4
Textiles Apparel & Luxury Goods	1.2

Industry Diversification	Percent*
Metals & Mining	1.2%
Multiline Retail	1.1
Electronic Equipment & Instruments	0.9
Consumer Finance	0.9
Air Freight & Logistics	0.8
Household Durables	0.7
Money Market Fund	0.7
Auto Components	0.6
Road & Rail	0.6
Wireless Telecommunication Services	0.6
Electrical Equipment	0.5
Automobiles	0.4
Containers & Packaging	0.4
Diversified Consumer Services	0.4
Paper & Forest Products	0.4
Thrifts & Mortgage Finance	0.4
Independent Power Producers & Energy Traders	0.3
Internet & Catalog Retail	0.3
Gas Utilities	0.3
Trading Companies & Distributors	0.3
Personal Products	0.3
Office Electronics	0.2
Airlines	0.2
Life Sciences Tools and Services	0.1
Leisure Equipment & Products	0.1
Marine	0.1
Distributors	0.1
Construction & Engineering	0.1
Building Products	0.0
Construction Materials	0.0
Total Investments	99.9%
*	Percentages indicated are based on net assets as of April 30, 2012.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2012

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.2%)
AEROSPACE & DEFENSE (2.3%)
General Dynamics Corp.	3,290	$222,075
Goodrich Corp.	2,110	264,721
Honeywell International, Inc.	6,970	422,800
L-3 Communications Holdings, Inc.	5,440	400,058
Lockheed Martin Corp.	4,880	441,835
Northrop Grumman Corp.	7,760	491,053
Precision Castparts Corp.	1,070	188,716
Raytheon Co.	3,610	195,445
Rockwell Collins, Inc.	1,360	76,010
The Boeing Co.	6,518	500,582
United Technologies Corp.	7,590	619,648
		3,822,943
AIR FREIGHT & LOGISTICS (0.8%)
C.H. Robinson Worldwide, Inc.	4,630	276,596
Expeditors International of Washington, Inc.	1,600	64,000
FedEx Corp.	2,160	190,598
United Parcel Service, Inc., Class B	10,790	843,131
		1,374,325
AIRLINES (0.2%)
Southwest Airlines Co.	40,010	331,283
AUTO COMPONENTS (0.6%)
BorgWarner, Inc.(a)	670	52,957
Goodyear Tire & Rubber Co.(a)	10,940	120,121
Johnson Controls, Inc.	10,370	331,529
O’Reilly Automotive, Inc.(a)	5,520	582,139
		1,086,746
AUTOMOBILES (0.4%)
Ford Motor Co.	55,980	631,454
Harley-Davidson, Inc.	2,060	107,800
		739,254
BEVERAGES (2.0%)
Coca-Cola Co.	24,090	1,838,549
Coca-Cola Enterprises, Inc.	4,510	135,841
Dr Pepper Snapple Group, Inc.	2,900	117,682
PepsiCo, Inc.	19,331	1,275,846
		3,367,918
BIOTECHNOLOGY (1.9%)
Amgen, Inc.	11,520	819,187
Biogen Idec, Inc.(a)	5,260	704,893
Celgene Corp.(a)	9,890	721,179
Gilead Sciences, Inc.(a)	14,730	766,107
PerkinElmer, Inc.	6,970	192,372
		3,203,738

	Shares	Value
BUILDING PRODUCTS (0.0%)
Masco Corp.	3,810	$50,216
CAPITAL MARKETS (2.6%)
Ameriprise Financial, Inc.	5,266	285,470
Bank of New York Mellon Corp.	23,431	554,143
BlackRock, Inc.	1,603	307,103
Charles Schwab Corp.	8,460	120,978
E*TRADE Financial Corp.(a)	32,938	350,131
Federated Investors, Inc., Class B	1,180	26,054
Franklin Resources, Inc.	2,900	363,979
Goldman Sachs Group, Inc.	6,465	744,445
Legg Mason, Inc.	10,110	263,568
Morgan Stanley	42,180	728,870
Northern Trust Corp.	2,150	102,318
State Street Corp.	4,317	199,532
T. Rowe Price Group, Inc.	4,240	267,608
		4,314,199
CHEMICALS (2.3%)
Air Products & Chemicals, Inc.	1,630	139,349
Airgas, Inc.	530	48,569
CF Industries Holdings, Inc.	1,645	317,584
Dow Chemical Co.	14,810	501,763
E.I. du Pont de Nemours & Co.	8,770	468,844
Ecolab, Inc.	6,190	394,241
FMC Corp.	2,790	308,155
International Flavors & Fragrances, Inc.	4,880	293,825
Monsanto Co.	6,060	461,651
PPG Industries, Inc.	3,180	334,663
Praxair, Inc.	3,890	450,073
The Mosaic Co.	2,520	133,106
		3,851,823
COMMERCIAL BANKS (3.0%)
BB&T Corp.	11,990	384,160
Comerica, Inc.	7,550	241,751
Fifth Third Bancorp	20,900	297,407
First Horizon National Corp.	13,172	120,919
Huntington Bancshares, Inc.	25,160	168,320
KeyCorp	36,480	293,299
M&T Bank Corp.	480	41,410
PNC Financial Services Group, Inc.	6,604	437,977
Regions Financial Corp.	47,872	322,657
SunTrust Banks, Inc.	20,050	486,814
U.S. Bancorp	16,830	541,421
Wells Fargo & Co.	48,758	1,629,980
Zions Bancorp	1,310	26,711
		4,992,826

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2012

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMERCIAL SERVICES & SUPPLIES (2.1%)
Avery Dennison Corp.	10,730	$343,145
Cintas Corp.	1,360	53,271
Equifax, Inc.	1,670	76,519
Iron Mountain, Inc.	2,110	64,081
Leucadia National Corp.	10,080	250,589
Moody’s Corp.	2,130	87,224
Pitney Bowes, Inc.	3,170	54,302
R.R. Donnelley & Sons Co.	26,550	332,141
Republic Services, Inc., Class A	3,796	103,897
Robert Half International, Inc.	1,250	37,250
SAIC, Inc.	23,940	291,110
Stericycle, Inc.(a)	4,900	424,340
The Dun & Bradstreet Corp.	3,030	235,673
Total System Services, Inc.	3,041	71,524
Visa, Inc., Class A	7,940	976,461
Waste Management, Inc.	5,980	204,516
		3,606,043
COMMUNICATIONS EQUIPMENT (1.9%)
Cisco Systems, Inc.	46,870	944,430
Corning, Inc.	21,720	311,682
F5 Networks, Inc.(a)	3,590	480,809
Harris Corp.	5,040	229,522
JDS Uniphase Corp.(a)	2,130	25,880
Juniper Networks, Inc.(a)	4,640	99,435
QUALCOMM, Inc.	18,030	1,151,035
		3,242,793
COMPUTERS & PERIPHERALS (5.9%)
Apple Computer, Inc.(a)	8,422	4,920,469
Dell, Inc.(a)	21,500	351,955
EMC Corp.(a)	18,290	515,961
Hewlett-Packard Co.	26,310	651,435
International Business Machines Corp.	10,112	2,093,993
Lexmark International, Inc., Class A	5,600	168,560
NetApp, Inc.(a)	8,770	340,539
SanDisk Corp.(a)	7,500	277,575
Teradata Corp.(a)	5,220	364,252
Western Digital Corp.(a)	8,660	336,095
		10,020,834
CONSTRUCTION & ENGINEERING (0.1%)
Fluor Corp.	1,320	76,230
Quanta Services, Inc.(a)	1,660	36,719
		112,949
CONSTRUCTION MATERIALS (0.0%)
Vulcan Materials Co.	763	32,664
CONSUMER FINANCE (0.9%)
American Express Co.	8,480	510,581
Capital One Financial Corp.	10,278	570,223

	Shares	Value
Discover Financial Services	5,180	$175,602
SLM Corp.	13,470	199,760
		1,456,166
CONTAINERS & PACKAGING (0.4%)
Ball Corp.	1,870	78,091
Bemis Co., Inc.	4,720	152,881
Owens-Illinois, Inc.(a)	10,200	237,150
Sealed Air Corp.	13,820	265,068
		733,190
DISTRIBUTORS (0.1%)
Expedia, Inc.	1,045	44,548
Genuine Parts Co.	1,420	91,988
		136,536
DIVERSIFIED CONSUMER SERVICES (0.4%)
Apollo Group, Inc., Class A(a)	8,360	294,439
DeVry, Inc.	9,720	312,498
H&R Block, Inc.	3,150	46,305
		653,242
DIVERSIFIED FINANCIAL SERVICES (3.6%)
Bank of America Corp.	148,109	1,201,164
Citigroup, Inc.	39,210	1,295,498
CME Group, Inc.	844	224,352
IntercontinentalExchange, Inc.(a)	3,270	435,041
Invesco Ltd.	4,390	109,048
JP Morgan Chase & Co.	40,244	1,729,687
MasterCard, Inc., Class A	1,520	687,450
NYSE Euronext	6,530	168,148
The NASDAQ OMX Group, Inc.(a)	6,920	170,024
		6,020,412
DIVERSIFIED TELECOMMUNICATION SERVICES (2.0%)
AT&T, Inc.	53,057	1,746,106
CenturyLink, Inc.	8,834	340,639
Frontier Communications Corp.	24,020	97,041
Verizon Communications, Inc.	26,190	1,057,552
Windstream Corp.	7,334	82,434
		3,323,772
ELECTRIC UTILITIES (1.4%)
American Electric Power Co., Inc.	5,770	224,107
Edison International	8,110	356,921
Entergy Corp.	1,560	102,274
Exelon Corp.	8,919	347,930
FirstEnergy Corp.	4,839	226,562
Northeast Utilities	2,840	104,427
Pepco Holdings, Inc.	15,060	284,935
Pinnacle West Capital Corp.	1,410	68,173
PPL Corp.	5,760	157,536
Progress Energy, Inc.	3,640	193,721

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2012

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Southern Co.	8,170	$375,330
		2,441,916
ELECTRICAL EQUIPMENT (0.5%)
Cooper Industries PLC	1,170	73,207
Emerson Electric Co.	6,250	328,375
Rockwell Automation, Inc.	2,900	224,286
Roper Industries, Inc.	1,930	196,667
		822,535
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
Agilent Technologies, Inc.	3,510	148,052
Amphenol Corp., Class A	5,300	308,142
FLIR Systems, Inc.	1,590	35,711
Jabil Circuit, Inc.	19,950	467,828
Molex, Inc.	1,180	32,556
Stanely Black & Decker, Inc.	1,132	82,817
TE Connectivity Ltd.	3,540	129,068
Waters Corp.(a)	3,440	289,339
		1,493,513
ENERGY EQUIPMENT & SERVICES (1.8%)
Baker Hughes, Inc.	3,459	152,576
Cameron International Corp.(a)	5,130	262,913
Diamond Offshore Drilling, Inc.	4,160	285,168
First Solar, Inc.(a)	9,790	180,136
FMC Technologies, Inc.(a)	2,270	106,690
Halliburton Co.	8,000	273,760
Helmerich & Payne, Inc.	3,680	189,115
Nabors Industries Ltd.(a)	7,950	132,368
National-Oilwell Varco, Inc.	3,236	245,159
NextEra Energy, Inc.	4,440	285,714
Rowan Cos., Inc.(a)	1,340	46,270
Schlumberger Ltd.	12,249	908,141
		3,068,010
FOOD & STAPLES RETAILING (2.3%)
Costco Wholesale Corp.	3,970	350,035
CVS Corp.	17,005	758,763
Safeway, Inc.	24,140	490,766
SUPERVALU, Inc.	4,800	28,512
SYSCO Corp.	11,440	330,616
The Kroger Co.	20,640	480,293
Wal-Mart Stores, Inc.	15,470	911,338
Walgreen Co.	13,710	480,672
Whole Foods Market, Inc.	1,430	118,790
		3,949,785
FOOD PRODUCTS (2.9%)
Archer-Daniels-Midland Co.	24,520	755,952
Campbell Soup Co.	3,660	123,818
ConAgra Foods, Inc.	6,650	171,703
Dean Foods Co.(a)	43,440	533,443

	Shares	Value
General Mills, Inc.	7,800	$303,342
H.J. Heinz Co.	4,690	250,024
Hormel Foods Corp.	3,240	94,154
J.M. Smucker Co.	1,210	96,352
Kellogg Co.	6,310	319,097
Kraft Foods, Inc., Class A	17,600	701,712
McCormick & Co., Inc.	2,410	134,743
Mead Johnson Nutrition Co., Class A	4,360	373,042
Sara Lee Corp.	7,840	172,794
The Hershey Co.	5,490	367,885
Tyson Foods, Inc., Class A	27,470	501,327
		4,899,388
GAS UTILITIES (0.3%)
AGL Resources, Inc.	2,359	93,015
ONEOK, Inc.	1,020	87,608
Spectra Energy Corp.	8,563	263,227
		443,850
HEALTH CARE EQUIPMENT & SUPPLIES (2.7%)
Baxter International, Inc.	9,790	542,464
Boston Scientific Corp.(a)	24,987	156,419
C.R. Bard, Inc.	3,880	383,965
CareFusion Corp.(a)	4,610	119,445
Covidien PLC	5,180	286,091
DENTSPLY International, Inc.	2,960	121,538
Edwards Lifesciences Corp.(a)	4,690	389,129
Hospira, Inc.(a)	2,090	73,401
Intuitive Surgical, Inc.(a)	1,098	634,863
Medtronic, Inc.	11,310	432,042
St. Jude Medical, Inc.	8,490	328,733
Stryker Corp.	7,560	412,549
Varian Medical Systems, Inc.(a)	5,090	322,808
Zimmer Holdings, Inc.	5,690	358,072
		4,561,519
HEALTH CARE PROVIDERS & SERVICES (3.3%)
Aetna, Inc.	4,540	199,942
AmerisourceBergen Corp.	12,650	470,706
Cardinal Health, Inc.	13,040	551,201
CIGNA Corp.	7,770	359,207
Coventry Health Care, Inc.	12,936	387,951
DaVita, Inc.(a)	3,760	333,061
Express Scripts Holding Co.(a)	13,971	779,442
Humana, Inc.	1,560	125,861
Laboratory Corp. of America Holdings(a)	4,140	363,865
McKesson Corp.	6,010	549,374
Patterson Cos., Inc.	3,290	112,156
Quest Diagnostics, Inc.	5,450	314,410
UnitedHealth Group, Inc.	15,314	859,881
WellPoint, Inc.	2,960	200,747
		5,607,804

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2012

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
HOTELS, RESTAURANTS & LEISURE (1.8%)
Chipotle Mexican Grill, Inc.(a)	1,209	$500,707
Darden Restaurants, Inc.	1,530	76,622
Marriott International, Inc., Class A	3,144	122,899
McDonald’s Corp.	10,530	1,026,149
Starbucks Corp.	9,350	536,503
Starwood Hotels & Resorts Worldwide, Inc.	1,800	106,560
Wyndham Worldwide Corp.	1,740	87,592
YUM! Brands, Inc.	7,780	565,839
		3,022,871
HOUSEHOLD DURABLES (0.7%)
D. R. Horton, Inc.	2,616	42,772
Harman International Industries, Inc.	524	25,980
Jacobs Engineering Group, Inc.(a)	5,110	223,971
Leggett & Platt, Inc.	1,820	39,621
Lennar Corp., Class A	1,240	34,398
Newell Rubbermaid, Inc.	3,770	68,614
Pulte Group, Inc.(a)	3,115	30,652
Snap-on, Inc.	330	20,638
Whirlpool Corp.	11,953	765,231
		1,251,877
HOUSEHOLD PRODUCTS (1.7%)
Clorox Co.	1,640	114,964
Colgate-Palmolive Co.	6,460	639,153
Kimberly-Clark Corp.	7,190	564,199
Procter & Gamble Co.	24,611	1,566,244
		2,884,560
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
NRG Energy, Inc.(a)	27,400	465,800
The AES Corp.(a)	8,240	103,165
		568,965
INDUSTRIAL CONGLOMERATES (1.6%)
3M Co.	5,714	510,603
General Electric Co.	90,550	1,772,969
Textron, Inc.	7,300	194,472
Tyco International Ltd.	4,310	241,920
		2,719,964
INSURANCE (6.2%)
ACE Ltd.	5,420	411,757
AFLAC, Inc.	9,350	421,124
American International Group, Inc.(a)	34,084	1,159,879
Aon PLC	2,990	154,882
Assurant, Inc.	9,560	385,650
Berkshire Hathaway, Inc., Class B(a)	14,180	1,140,781
Chubb Corp.	2,650	193,636
Cincinnati Financial Corp.	7,642	272,208
Genworth Financial, Inc., Class A(a)	88,190	530,022
Hartford Financial Services Group, Inc.	38,250	786,037

	Shares	Value
Lincoln National Corp.	26,676	$660,765
Loews Corp.	6,400	263,232
Marsh & McLennan Cos., Inc.	5,410	180,965
MetLife, Inc.	23,710	854,271
Principal Financial Group, Inc.	13,530	374,375
Progressive Corp.	7,470	159,111
Prudential Financial, Inc.	10,505	635,973
The Allstate Corp.	19,530	650,935
The Travelers Cos., Inc.	3,700	237,984
Torchmark Corp.	4,475	217,977
Unum Group	18,630	442,276
XL Group PLC	19,510	419,660
		10,553,500
INTERNET & CATALOG RETAIL (0.3%)
Netflix, Inc.(a)	5,428	435,000
TripAdvisor, Inc.(a)	1,045	39,198
		474,198
INTERNET SOFTWARE & SERVICES (2.6%)
Akamai Technologies, Inc.(a)	6,400	208,640
Amazon.com, Inc.(a)	4,480	1,038,912
Google, Inc., Class A(a)	2,552	1,544,547
Priceline.com, Inc.(a)	1,085	825,490
Salesforce.com, Inc.(a)	3,680	573,087
VeriSign, Inc.	1,930	79,342
Yahoo!, Inc.(a)	10,180	158,197
		4,428,215
IT SERVICES (1.9%)
Accenture PLC, Class A	5,650	366,968
Automatic Data Processing, Inc.	8,360	464,983
Cerner Corp.(a)	4,380	355,174
Cognizant Technology Solutions Corp., Class A(a)	7,470	547,700
Computer Sciences Corp.	30,510	856,111
Fidelity National Information Services, Inc.	2,836	95,488
Fiserv, Inc.(a)	4,610	324,037
Paychex, Inc.	4,290	132,904
Western Union Co.	6,350	116,713
		3,260,078
LEISURE EQUIPMENT & PRODUCTS (0.1%)
Hasbro, Inc.	1,230	45,190
Mattel, Inc.	3,770	126,672
		171,862
LIFE SCIENCES TOOLS AND SERVICES (0.1%)
Thermo Fisher Scientific, Inc.	3,770	209,800
MACHINERY (1.6%)
Caterpillar, Inc.	4,890	502,545
Cummins, Inc.	1,240	143,629
Danaher Corp.	5,610	304,174

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2012

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Deere & Co.	5,352	$440,791
Dover Corp.	1,400	87,724
Eaton Corp.	2,910	140,204
Flowserve Corp.	30	3,448
Illinois Tool Works, Inc.	4,520	259,358
Ingersoll-Rand PLC	6,600	280,632
Joy Global, Inc.	2,010	142,248
PACCAR, Inc.	3,125	134,250
Pall Corp.	3,820	227,710
Parker Hannifin Corp.	905	79,359
Xylem, Inc.	1,490	41,541
		2,787,613
MARINE (0.1%)
Carnival Corp.	5,240	170,248
MEDIA (1.9%)
Cablevision Systems Corp., Class A	4,780	70,840
CBS Corp., Class B	7,150	238,453
Discovery Communications, Inc., Class A(a)	10,510	571,954
Gannett Co., Inc.	24,860	343,565
Interpublic Group of Cos., Inc.	5,480	64,719
McGraw Hill Cos., Inc.	3,130	153,902
Omnicom Group, Inc.	2,930	150,338
Scripps Networks Interactive, Class A	7,930	398,245
The Walt Disney Co.	16,730	721,230
The Washington Post Co., Class B	671	253,752
Time Warner Cable, Inc.	3,060	246,177
		3,213,175
METALS & MINING (1.2%)
Alcoa, Inc.	40,860	397,568
Allegheny Technologies, Inc.	730	31,346
Cliffs Natural Resources, Inc.	4,470	278,302
Freeport-McMoRan Copper & Gold, Inc., Class B	8,168	312,834
Newmont Mining Corp.	10,720	510,808
Nucor Corp.	2,720	106,651
Titanium Metals Corp.	730	10,782
United States Steel Corp.	10,520	298,032
		1,946,323
MULTI-UTILITIES (1.7%)
Ameren Corp.	3,850	126,242
CenterPoint Energy, Inc.	7,160	144,704
CMS Energy Corp.	5,180	119,088
Consolidated Edison, Inc.	3,410	202,724
Dominion Resources, Inc.	5,964	311,261
DTE Energy Co.	4,540	255,965
Duke Energy Corp.	14,836	317,935
Integrys Energy Group, Inc.	3,898	212,987
NiSource, Inc.	5,230	128,920
PG&E Corp.	4,070	179,813

	Shares	Value
Public Service Enterprise Group, Inc.	5,236	$163,101
SCANA Corp.	2,350	108,382
Sempra Energy	2,820	182,567
TECO Energy, Inc.	4,460	80,369
Wisconsin Energy Corp.	2,190	80,680
Xcel Energy, Inc.	6,470	175,078
		2,789,816
MULTILINE RETAIL (1.1%)
Big Lots, Inc.(a)	530	19,419
Family Dollar Stores, Inc.	5,700	385,035
J.C. Penney Co., Inc.	8,300	299,298
Kohl’s Corp.	2,230	111,790
Macy’s, Inc.	3,772	154,728
Nordstrom, Inc.	1,570	87,700
Sears Holdings Corp.(a)	8,680	466,810
Target Corp.	6,050	350,537
		1,875,317
OFFICE ELECTRONICS (0.2%)
Xerox Corp.	45,105	350,917
OIL, GAS & CONSUMABLE FUELS (8.1%)
Alpha Natural Resources, Inc.(a)	7,630	123,072
Anadarko Petroleum Corp.	3,920	286,983
Apache Corp.	2,670	256,160
Cabot Oil & Gas Corp., Class A	4,580	160,941
Chesapeake Energy Corp.	5,780	106,583
Chevron Corp.	15,839	1,687,804
ConocoPhillips	13,419	961,203
CONSOL Energy, Inc.	1,890	62,824
Denbury Resources, Inc.(a)	3,380	64,355
Devon Energy Corp.	2,900	202,565
El Paso Corp.	6,790	201,459
EOG Resources, Inc.	3,840	421,670
EQT Corp.	1,220	60,768
Exxon Mobil Corp.	38,030	3,283,510
Hess Corp.	6,290	327,961
Marathon Oil Corp.	25,500	748,170
Marathon Petroleum Corp.	14,370	597,936
Murphy Oil Corp.	5,900	324,323
Newfield Exploration Co.(a)	1,030	36,977
Noble Corp.	2,180	82,971
Noble Energy, Inc.	1,140	113,225
Occidental Petroleum Corp.	6,282	573,044
Peabody Energy Corp.	8,410	261,635
Pioneer Natural Resources Co.	2,350	272,177
QEP Resources, Inc.	1,410	43,442
Range Resources Corp.	1,190	79,325
Southwestern Energy Co.(a)	10,170	321,169
Sunoco, Inc.	11,140	549,091
Tesoro Corp.(a)	19,090	443,842

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2012

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Valero Energy Corp.	31,060	$767,182
Williams Cos., Inc.	5,500	187,165
WPX Energy, Inc.(a)	1,833	32,206
		13,641,738
PAPER & FOREST PRODUCTS (0.4%)
International Paper Co.	9,700	323,107
MeadWestvaco Corp.	2,280	72,550
Weyerhaeuser Co.	10,731	218,483
		614,140
PERSONAL PRODUCTS (0.3%)
Avon Products, Inc.	5,290	114,264
The Estee Lauder Cos., Inc., Class A	4,780	312,373
		426,637
PHARMACEUTICALS (2.3%)
Abbott Laboratories	20,890	1,296,433
Allergan, Inc.	5,710	548,160
Eli Lilly & Co.	13,050	540,140
Forest Laboratories, Inc.(a)	4,720	164,398
Mylan Laboratories, Inc.(a)	22,630	491,297
Perrigo Co.	4,160	436,384
Watson Pharmaceuticals, Inc.(a)	4,420	333,091
		3,809,903
REAL ESTATE INVESTMENT TRUST (1.4%)
American Tower Corp.	8,310	544,970
Apartment Investment & Management Co., Class A	1,349	36,625
AvalonBay Communities, Inc.	531	77,208
Boston Properties, Inc.	730	79,023
CBRE Group, Inc.(a)	2,700	50,787
Equity Residential	2,740	168,346
HCP, Inc.	3,740	155,023
Health Care REIT, Inc.	1,850	104,821
Host Hotels & Resorts, Inc.	6,283	104,549
Kimco Realty Corp.	4,510	87,539
Plum Creek Timber Co., Inc.	1,510	63,480
Prologis, Inc.	3,572	127,806
Public Storage, Inc.	847	121,341
Simon Property Group, Inc.	2,185	339,986
Ventas, Inc.	5,180	304,532
Vornado Realty Trust	955	81,977
		2,448,013
ROAD & RAIL (0.6%)
CSX Corp.	9,770	217,969
Norfolk Southern Corp.	2,380	173,573
Ryder System, Inc.	2,580	125,698
Union Pacific Corp.	5,030	565,573
		1,082,813

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.5%)
Advanced Micro Devices, Inc.(a)	6,980	$51,373
Altera Corp.	10,550	375,264
Analog Devices, Inc.	2,830	110,313
Applied Materials, Inc.	12,470	149,515
Broadcom Corp., Class A	12,080	442,128
Intel Corp.	44,150	1,253,860
KLA-Tencor Corp.	6,620	345,233
Linear Technology Corp.	2,470	80,794
LSI Logic Corp.(a)	6,630	53,305
Microchip Technology, Inc.	8,260	291,908
Micron Technology, Inc.(a)	57,150	376,619
Novellus Systems, Inc.(a)	510	23,843
NVIDIA Corp.(a)	4,905	63,765
Teradyne, Inc.(a)	1,870	32,183
Texas Instruments, Inc.	10,230	326,746
Xilinx, Inc.	7,230	263,027
		4,239,876
SOFTWARE (3.0%)
Adobe Systems, Inc.(a)	4,754	159,544
Autodesk, Inc.(a)	2,180	85,827
BMC Software, Inc.(a)	1,840	75,918
CA, Inc.	4,380	115,720
Citrix Systems, Inc.(a)	4,390	375,828
Intuit, Inc.	7,150	414,486
Microsoft Corp.	64,140	2,053,763
Oracle Corp.	41,211	1,211,191
Red Hat, Inc.(a)	8,240	491,186
Symantec Corp.(a)	8,122	134,175
		5,117,638
SPECIALTY RETAIL (3.4%)
Abercrombie & Fitch Co., Class A	660	33,112
AutoNation, Inc.(a)	3,630	125,525
AutoZone, Inc.(a)	1,187	470,242
Bed Bath & Beyond, Inc.(a)	5,480	385,737
Best Buy Co., Inc.	18,150	400,571
CarMax, Inc.(a)	1,970	60,814
Dollar Tree, Inc.(a)	5,240	532,698
GameStop Corp., Class A	17,602	400,622
Gap, Inc.	3,920	111,720
Home Depot, Inc.	13,620	705,380
Limited Brands	2,440	121,268
Lowe’s Cos., Inc.	10,990	345,855
Ross Stores, Inc.	9,430	580,794
Staples, Inc.	22,835	351,659
The Sherwin-Williams Co.	2,460	295,889
Tiffany & Co.	3,120	213,595
TJX Cos., Inc.	15,280	637,329
Urban Outfitters, Inc.(a)	1,070	30,987
		5,803,797

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2012

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
TEXTILES APPAREL & LUXURY GOODS (1.2%)
Coach, Inc.	7,550	$552,358
Fossil, Inc.(a)	3,010	393,317
NIKE, Inc., Class B	4,590	513,483
Ralph Lauren Corp.	1,720	296,304
VF Corp.	1,380	209,829
		1,965,291
THRIFTS & MORTGAGE FINANCE (0.4%)
Hudson City Bancorp, Inc.	72,010	508,391
People’s United Financial, Inc.	6,930	85,516
		593,907
TRADING COMPANIES & DISTRIBUTORS (0.3%)
Fastenal Co.	2,480	116,113
W.W. Grainger, Inc.	1,502	312,146
		428,259
WIRELESS TELECOMMUNICATION SERVICES (0.6%)
Crown Castle International Corp.(a)	6,080	344,189
MetroPCS Communications, Inc.(a)	21,870	159,651
Motorola Mobility Holdings, Inc.(a)	2,267	88,005
Motorola Solutions, Inc.	2,591	132,218
Sprint Corp.(a)	126,662	314,122
		1,038,185

	Shares	Value
TOTAL COMMON STOCKS		$167,651,688
PREFERRED STOCK (0.0%)
SPECIALTY RETAIL (0.0%)
Orchard Supply Hardware Stores Corp., Series A(a)	413	785
TOTAL PREFERRED STOCK		785
MONEY MARKET FUND (0.7%)
Fifth Third Institutional Government Money Market Fund, 0.01%(b)	1,161,419	1,161,419
TOTAL MONEY MARKET FUND		1,161,419
TOTAL INVESTMENTS (COST $145,514,374) 99.9%		168,813,892
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		108,937
NET ASSETS 100.0%		$168,922,829
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of April 30, 2012.

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See notes to financial statements.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE — April 30, 2012 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Small-Mid Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Real Estate Investment Trust	5.8%
Specialty Retail	5.6
Insurance	4.8
Health Care Providers & Services	4.5
Electronic Equipment & Instruments	4.3
Semiconductors & Semiconductor Equipment	3.9
Commercial Services & Supplies	3.9
Machinery	3.9
Health Care Equipment & Supplies	3.4
Commercial Banks	3.3
Software	3.2
Textiles Apparel & Luxury Goods	2.7
Oil, Gas & Consumable Fuels	2.6
Chemicals	2.4
Internet Software & Services	2.2
Food Products	2.2
IT Services	2.0
Hotels, Restaurants & Leisure	1.9
Energy Equipment & Services	1.9
Aerospace & Defense	1.9
Biotechnology	1.6
Diversified Consumer Services	1.6
Electrical Equipment	1.6
Household Durables	1.5
Road & Rail	1.4
Capital Markets	1.3
Metals & Mining	1.3
Pharmaceuticals	1.3
Gas Utilities	1.2
Construction & Engineering	1.2
Diversified Financial Services	1.2
Communications Equipment	1.1
Electric Utilities	1.1
Leisure Equipment & Products	1.0
Thrifts & Mortgage Finance	0.9
Containers & Packaging	0.9

Industry Diversification	Percent*
Media	0.9%
Multi-Utilities	0.8
Building Products	0.8
Household Products	0.7
Money Market Funds	0.7
Airlines	0.7
Computers & Peripherals	0.7
Food & Staples Retailing	0.7
Trading Companies & Distributors	0.6
Multiline Retail	0.6
Paper & Forest Products	0.6
Distributors	0.5
Auto Components	0.5
Beverages	0.5
Diversified Telecommunication Services	0.4
Consumer Finance	0.4
Life Sciences Tools and Services	0.4
Industrial Conglomerates	0.3
Marine	0.3
Air Freight & Logistics	0.3
Health Care Technology	0.3
Wireless Telecommunication Services	0.2
Automobiles	0.2
Water Utilities	0.2
Construction Materials	0.2
Real Estate Management and Development	0.1
Office Electronics	0.1
Radio Broadcasting	0.1
Personal Products	0.1
Auto Parts & Equipment	0.1
Internet & Catalog Retail	0.1
Independent Power Producers & Energy Traders	0.1
Total Investments	99.8%
*	Percentages indicated are based on net assets as of April 30, 2012.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2012

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.1%)
AEROSPACE & DEFENSE (1.9%)
AAR Corp.	7,400	$114,330
Aerovironment, Inc.(a)	2,050	49,856
Alliant Techsystems, Inc.	1,290	68,757
American Science & Engineering, Inc.	2,080	135,845
BE Aerospace, Inc.(a)	4,020	189,061
Ceradyne, Inc.	940	23,801
Cubic Corp.	2,780	128,519
Curtiss-Wright Corp.	2,150	75,873
Esterline Technologies Corp.(a)	980	67,120
Exelis, Inc.	27,210	313,731
GenCorp, Inc.(a)	4,850	33,319
Huntington Ingalls Industries, Inc.(a)	5,680	224,076
Moog, Inc., Class A(a)	1,740	73,550
Orbital Sciences Corp.(a)	2,910	36,550
Teledyne Technologies, Inc.(a)	2,240	144,749
Triumph Group, Inc.	3,400	213,588
		1,892,725
AIR FREIGHT & LOGISTICS (0.3%)
Forward Air Corp.	2,230	75,329
Hub Group, Inc., Class A(a)	1,400	49,000
UTI Worldwide, Inc.	8,280	138,028
		262,357
AIRLINES (0.7%)
Alaska Air Group, Inc.(a)	4,820	162,916
Allegiant Travel Co.(a)	3,040	178,630
JetBlue Airways Corp.(a)	37,470	177,983
SkyWest, Inc.	16,860	151,571
		671,100
AUTO COMPONENTS (0.5%)
Drew Industries, Inc.(a)	770	22,931
Gentex Corp.	6,330	139,070
LKQ Corp.(a)	8,080	270,276
Standard Motor Products, Inc.	860	12,960
Superior Industries International, Inc.	4,350	74,428
		519,665
AUTO PARTS & EQUIPMENT (0.1%)
Spartan Motors, Inc.	17,590	76,517
AUTOMOBILES (0.2%)
Thor Industries, Inc.	3,870	130,922
Winnebago Industries, Inc.(a)	8,100	78,975
		209,897
BEVERAGES (0.5%)
Monster Beverage Corp.(a)	7,590	493,046
BIOTECHNOLOGY (1.7%)
ArQule, Inc.(a)	14,610	103,001
Emergent Biosolutions, Inc.(a)	920	12,935
Momenta Pharmaceuticals, Inc.(a)	8,230	130,692
Neogen Corp.(a)	3,575	139,389
Questcor Pharmaceuticals, Inc.(a)	4,870	218,663

	Shares	Value
Regeneron Pharmaceuticals, Inc.(a)	4,760	$643,838
Savient Pharmaceuticals, Inc.(a)	2,880	6,826
United Therapeutics Corp.(a)	4,510	197,312
Vertex Pharmaceuticals, Inc.(a)	7,900	303,992
		1,756,648
BUILDING PRODUCTS (0.8%)
AAON, Inc.	615	12,546
Apogee Enterprises, Inc.	4,530	69,581
Comfort Systems USA, Inc.	7,810	82,630
Eagle Materials, Inc.	1,730	60,931
Fortune Brands Home & Security, Inc.(a)	5,950	135,303
Griffon Corp.	10,670	105,740
Lennox International, Inc.	1,910	82,894
Lumber Liquidators Holdings, Inc.(a)	1,360	39,345
NCI Building Systems, Inc.(a)	744	8,920
Quanex Building Products Corp.	1,535	28,290
Simpson Manufacturing Co., Inc.	1,540	47,786
Universal Forest Products, Inc.	4,010	149,974
		823,940
CAPITAL MARKETS (1.3%)
Apollo Investment Corp.	14,930	108,242
Eaton Vance Corp.	4,540	119,402
Financial Engines, Inc.(a)	5,020	114,657
Investment Technology Group, Inc.(a)	9,020	92,004
Janus Capital Group, Inc.	13,850	104,983
Jefferies Group, Inc.	12,060	192,116
Piper Jaffray Cos., Inc.(a)	5,510	133,617
Prospect Capital Corp.	6,830	74,584
Raymond James Financial, Inc.	3,970	145,381
SEI Investments Co.	5,700	115,083
SWS Group, Inc.	9,745	54,962
Virtus Investment Partners, Inc.(a)	110	9,284
Waddell & Reed Financial, Inc., Class A	3,500	111,930
		1,376,245
CHEMICALS (2.4%)
A. Schulman, Inc.	5,860	144,215
Albemarle Corp.	4,010	261,853
American Vanguard Corp.	550	13,750
Ashland, Inc.	3,540	233,180
Balchem Corp.	3,115	90,024
Cabot Corp.	3,240	139,741
Cytec Industries, Inc.	2,170	137,947
H.B. Fuller Co.	1,950	64,155
Hawkins, Inc.	2,650	92,034
Innophos Holdings, Inc.	1,960	96,373
Intrepid Potash, Inc.(a)	4,310	107,103
Kraton Performance Polymers, Inc.(a)	1,260	32,760
Minerals Technologies, Inc.	260	17,446
NewMarket Corp.	758	169,201
Olin Corp.	3,610	75,666
OM Group, Inc.(a)	6,650	160,398
PolyOne Corp.	8,790	121,829
Quaker Chemical Corp.	310	13,454
RPM International, Inc.	5,040	133,913

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2012

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Sensient Technologies Corp.	2,070	$76,901
Stepan Co.	100	9,086
The Scotts Miracle-Gro Co., Class A	1,700	89,080
The Valspar Corp.	3,690	188,743
Zep, Inc.	775	11,044
		2,479,896
COMMERCIAL BANKS (3.3%)
Associated Bancorp	9,780	130,367
BancorpSouth, Inc.	9,040	121,769
Bank of Hawaii Corp.	1,710	83,602
Bank of the Ozarks, Inc.	1,070	33,063
BBCN Bancorp, Inc.(a)	2,310	25,364
Boston Private Financial Holdings, Inc.	4,130	38,492
Cathay General Bancorp	3,010	51,832
City Holding Co.	600	20,010
City National Corp.	1,450	77,227
Columbia Banking System, Inc.	1,480	30,325
Commerce Bancshares, Inc.	3,244	130,084
Community Bank System, Inc.	1,360	38,243
Cullen/Frost Bankers, Inc.	1,810	106,718
East West Bancorp, Inc.	5,560	126,601
F.N.B. Corp.	3,900	44,265
First BanCorp(a)	12,762	54,366
First Commonwealth Financial Corp.	13,760	88,477
First Financial Bancorp	2,060	34,629
First Financial Bankshares, Inc.	1,245	42,131
First Midwest Bancorp, Inc.	3,820	40,683
FirstMerit Corp.	4,390	73,752
Fulton Financial Corp.	11,010	115,495
Glacier Bancorp, Inc.	2,550	37,995
Hancock Holding Co.	3,379	108,736
Hanmi Financial Corp.(a)	261	2,722
Home Bancshares, Inc.	803	23,399
Independent Bank Corp. – Massachusetts	930	26,105
International Bancshares Corp.	4,570	90,166
National Penn Bancshares, Inc.	6,000	55,320
NBT Bancorp, Inc.	1,270	26,099
Old National Bancorp	3,340	42,819
PacWest Bancorp	1,180	28,108
Pinnacle Financial Partners, Inc.(a)	1,530	27,999
PrivateBancorp, Inc.	5,550	87,301
Prosperity Bancshares, Inc.	1,590	74,173
S&T Bancorp, Inc.	920	17,222
Signature Bank(a)	2,570	168,823
Simmons First National Corp., Class A	770	18,742
Sterling Bancorp	2,190	20,827
Susquehanna Bancshares, Inc.	13,570	140,721
SVB Financial Group(a)	1,360	87,162
Synovus Financial Corp.	38,710	81,291
TCF Financial Corp.	11,490	131,790
Texas Capital Bancshares, Inc.(a)	1,280	48,269
Tompkins Financial Corp.	329	12,453
Trustmark Corp.	2,330	59,299
UMB Financial Corp.	980	47,089

	Shares	Value
Umpqua Holdings Corp.	4,950	$65,538
United Bankshares, Inc.	1,670	44,138
United Community Banks, Inc.(a)	7,102	66,830
Valley National Bancorp	6,440	81,144
Westamerica Bancorp	600	27,522
Wilshire Bancorp, Inc.(a)	5,080	27,229
Wintrust Financial Corp.	3,360	121,397
		3,405,923
COMMERCIAL SERVICES & SUPPLIES (3.9%)
ABM Industries, Inc.	5,250	122,220
Brady Corp.	2,040	63,301
CDI Corp.	6,750	119,745
Clean Harbors, Inc.(a)	3,080	210,179
Coinstar, Inc.(a)	3,940	247,393
Consolidated Graphics, Inc.(a)	260	10,397
Copart, Inc.(a)	7,000	184,870
Corrections Corp. of America(a)	4,170	120,471
Darling International, Inc.(a)	5,260	86,159
Deluxe Corp.	2,060	49,049
Exponent, Inc.(a)	2,070	98,946
Forrester Research, Inc.	1,740	61,683
FTI Consulting, Inc.(a)	2,900	105,386
G & K Services, Inc., Class A	2,080	68,349
Healthcare Services Group, Inc.	3,092	65,612
Heartland Payment Systems, Inc.	1,700	51,799
Heidrick & Struggles International, Inc.	620	12,090
Herman Miller, Inc.	2,330	45,505
Higher One Holdings, Inc.(a)	4,560	71,911
HMS Holdings Corp.(a)	5,440	130,886
HNI Corp.	1,690	40,763
Insperity, Inc.	1,960	53,449
Kelly Services, Inc., Class A	10,140	141,859
Korn/Ferry International, Inc.(a)	1,800	29,070
Landauer, Inc.	1,880	99,114
Lender Processing Services, Inc.	3,600	95,580
Manpower, Inc.	4,540	193,404
Mine Safety Appliances Co.	1,010	42,885
Mobile Mini, Inc.(a)	1,420	26,781
Monro Muffler Brake, Inc.	3,445	142,141
Monster Worldwide, Inc.(a)	9,070	78,274
Navigant Consulting, Inc.(a)	2,710	37,723
On Assignment, Inc.(a)	1,660	31,059
Resources Connection, Inc.	1,430	18,561
Rollins, Inc.	2,710	57,587
Standard Register Co.	27,510	23,934
TeleTech Holdings, Inc.(a)	1,280	19,392
Tetra Tech, Inc.(a)	2,520	67,284
The Brink’s Co.	3,900	99,060
The Corporate Executive Board Co.	1,280	52,954
The Geo Group, Inc.(a)	4,300	89,053
Towers Watson & Co., Class A	1,840	120,336
TrueBlue, Inc.(a)	1,720	29,687
United Stationers, Inc.	3,810	108,052
Viad Corp.	3,460	62,557

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2012

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Waste Connections, Inc.	4,672	$150,578
Wright Express Corp.(a)	2,870	183,163
		4,020,251
COMMUNICATIONS EQUIPMENT (1.1%)
ADTRAN, Inc.	3,870	118,113
Arris Group, Inc.(a)	5,319	68,775
Bel Fuse, Inc.	2,590	46,076
Belden CDT, Inc.	1,790	62,256
Black Box Corp.	4,710	106,493
Ciena Corp.(a)	3,650	54,093
Comtech Telecommunications Corp.	920	28,446
Digi International, Inc.(a)	1,350	12,528
Dycom Industries, Inc.(a)	1,430	33,448
Harmonic, Inc.(a)	3,270	15,434
NETGEAR, Inc.(a)	2,820	108,570
Oplink Communications, Inc.(a)	990	15,682
PCTEL, Inc.	750	5,123
Plantronics, Inc.	1,770	67,826
Polycom, Inc.(a)	7,120	94,482
Riverbed Technology, Inc.(a)	8,240	162,575
Symmetricom, Inc.(a)	3,420	19,015
ViaSat, Inc.(a)	2,650	127,995
		1,146,930
COMPUTERS & PERIPHERALS (0.7%)
Avid Technology, Inc.(a)	6,260	54,399
Diebold, Inc.	2,490	98,230
Intermec, Inc.(a)	1,950	10,374
LivePerson, Inc.(a)	5,410	85,911
NCI, Inc., Class A(a)	10,100	50,096
NCR Corp.(a)	6,270	147,345
Novatel Wireless, Inc.(a)	15,220	43,986
Stratasys, Inc.(a)	790	40,456
Super Micro Computer, Inc.(a)	750	13,238
Synaptics, Inc.(a)	4,050	124,375
		668,410
CONSTRUCTION & ENGINEERING (1.2%)
AECOM Technology Corp.(a)	8,840	195,099
Aegion Corp.(a)	5,220	95,265
EMCOR Group, Inc.	4,220	123,730
Granite Construction, Inc.	1,570	43,709
KBR, Inc.	7,300	247,178
Orion Marine Group, Inc.(a)	20,660	142,967
Shaw Group, Inc.(a)	2,770	83,848
URS Corp.	7,080	292,475
		1,224,271
CONSTRUCTION MATERIALS (0.2%)
Headwaters, Inc.(a)	5,950	25,823
Martin Marietta Materials, Inc.	1,260	104,429
Texas Industries, Inc.	1,040	34,954
		165,206
CONSUMER FINANCE (0.4%)
Cash America International, Inc.	3,170	148,198
First Cash Financial Services, Inc.(a)	2,600	106,496

	Shares	Value
World Acceptance Corp.(a)	2,300	$152,973
		407,667
CONTAINERS & PACKAGING (0.9%)
AptarGroup, Inc.	3,610	196,781
Greif, Inc., Class A	1,900	101,916
Myers Industries, Inc.	1,500	24,795
Packaging Corp. of America	4,370	127,560
Rock-Tenn Co., Class A	4,010	249,943
Silgan Holdings, Inc.	2,000	87,740
Sonoco Products Co.	4,320	143,122
		931,857
DISTRIBUTORS (0.5%)
MWI Veterinary Supply, Inc.(a)	2,310	218,064
VOXX International Corp.(a)	24,440	310,144
		528,208
DIVERSIFIED CONSUMER SERVICES (1.6%)
American Public Education, Inc.(a)	3,490	121,173
Capella Education Co.(a)	3,820	124,952
Career Education Corp.(a)	26,540	189,230
Corinthian Colleges, Inc.(a)	35,340	135,706
Hillenbrand, Inc.	3,270	68,474
Interval Leisure Group, Inc.	2,280	39,398
ITT Educational Services, Inc.(a)	3,275	216,216
Lincoln Educational Services Corp.	21,730	159,498
Matthews International Corp., Class A	1,270	38,100
NutriSystem, Inc.	1,330	15,401
Regis Corp.	7,320	134,322
Service Corp. International	11,460	132,707
Sotheby’s	2,530	99,480
Strayer Education, Inc.	1,602	158,085
Universal Technical Institute, Inc.	1,230	14,760
		1,647,502
DIVERSIFIED FINANCIAL SERVICES (1.2%)
Affiliated Managers Group, Inc.(a)	1,450	164,749
Calamos Asset Management, Inc., Class A	3,280	42,378
Cardtronics, Inc.(a)	1,750	46,130
CBOE Holdings, Inc.	2,390	63,192
CoreLogic, Inc.(a)	7,480	124,916
Encore Capital Group, Inc.(a)	810	19,197
EZCORP, Inc., Class A(a)	4,850	129,931
Greenhill & Co., Inc.	1,020	39,627
Interactive Brokers Group, Inc., Class A	2,400	36,408
MSCI, Inc., Class A(a)	6,090	222,833
National Financial Partners Corp.(a)	3,550	52,363
Portfolio Recovery Associates, Inc.(a)	2,210	152,092
Provident Financial Services, Inc.	1,230	18,081
Stifel Financial Corp.(a)	2,005	73,022
		1,184,919
DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
Atlantic Tele-Network, Inc.	2,750	93,665
Cincinnati Bell, Inc.(a)	12,990	49,362
General Communication, Inc., Class A(a)	1,510	11,476
Lumos Networks Corp.	630	5,695

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2012

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
NeuStar, Inc., Class A(a)	3,700	$134,495
tw telecom, Inc.(a)	6,190	134,818
		429,511
ELECTRIC UTILITIES (1.1%)
ALLETE, Inc.	1,240	51,100
Central Vermont Public Service Corp.	330	11,633
Cleco Corp.	2,370	96,696
El Paso Electric Co.	1,610	49,330
Great Plains Energy, Inc.	8,351	170,527
Hawaiian Electric Industries, Inc.	4,040	107,222
IDACORP, Inc.	2,200	89,628
NorthWestern Corp.	1,610	57,187
NV Energy, Inc.	13,010	216,617
UIL Holdings Corp.	1,900	65,303
Unisource Energy Corp.	1,530	55,692
Westar Energy, Inc.	4,990	143,163
		1,114,098
ELECTRICAL EQUIPMENT (1.6%)
A.O. Smith Corp.	1,415	67,354
Acuity Brands, Inc.	1,410	78,354
AMETEK, Inc.	6,835	344,005
AZZ, Inc.	1,640	84,804
Encore Wire Corp.	820	20,902
EnerSys(a)	3,750	131,062
Franklin Electric Co., Inc.	2,020	101,303
General Cable Corp.(a)	6,550	192,832
Hubbell, Inc., Class B	1,850	148,444
Powell Industries, Inc.(a)	1,360	44,350
REGAL-BELOIT Corp.	1,360	91,990
Rofin-Sinar Technologies, Inc.(a)	1,040	26,208
Thomas & Betts Corp.(a)	1,760	126,562
Vicor Corp.	1,540	10,734
Woodward, Inc.	3,410	141,822
		1,610,726
ELECTRONIC EQUIPMENT & INSTRUMENTS (4.3%)
Agilysys, Inc.(a)	740	6,482
Anixter International, Inc.(a)	1,390	95,326
Arrow Electronics, Inc.(a)	7,590	319,159
Avnet, Inc.(a)	10,060	362,965
Badger Meter, Inc.	570	21,056
Benchmark Electronics, Inc.(a)	10,700	169,916
Brightpoint, Inc.(a)	10,340	63,281
Checkpoint Systems, Inc.(a)	6,920	75,843
Cognex Corp.	3,620	145,705
CTS Corp.	7,110	76,290
Daktronics, Inc.	1,550	12,617
DTS, Inc.(a)	3,500	109,200
Electro Scientific Industries, Inc.	1,040	14,830
ESCO Technologies, Inc.	1,020	35,088
FARO Technologies, Inc.(a)	1,340	75,013
II-VI, Inc.(a)	4,600	93,886
Ingram Micro, Inc.(a)	14,320	278,667
Insight Enterprises, Inc.(a)	9,410	191,117
Itron, Inc.(a)	3,120	127,296

	Shares	Value
Littelfuse, Inc.	2,200	$137,874
Measurement Specialties, Inc.(a)	660	23,582
Mercury Computer Systems, Inc.(a)	1,410	18,612
Methode Electronics, Inc.	1,800	15,210
Mettler-Toledo International, Inc.(a)	1,410	252,841
MTS Systems Corp.	1,880	90,184
National Instruments Corp.	3,305	89,896
Newport Corp.(a)	1,250	21,338
Park Electrochemical Corp.	700	20,195
Plexus Corp.(a)	2,860	92,578
Pulse Electronics Corp.	3,420	7,011
RadiSys Corp.(a)	18,810	119,444
Rogers Corp.(a)	610	23,357
Rovi Corp.(a)	6,893	197,140
ScanSource, Inc.(a)	2,990	98,550
SYNNEX Corp.(a)	5,590	212,923
Tech Data Corp.(a)	4,050	217,850
Trimble Navigation Ltd.(a)	5,110	276,655
TTM Technologies, Inc.(a)	6,650	68,695
Vishay Intertechnology, Inc.(a)	12,480	140,026
		4,397,698
ENERGY EQUIPMENT & SERVICES (1.9%)
Atwood Oceanics, Inc.(a)	2,320	102,846
Basic Energy Services, Inc.(a)	1,030	14,832
Bristow Group, Inc.	1,360	66,436
CARBO Ceramics, Inc.	1,350	113,521
Dril-Quip, Inc.(a)	1,900	128,041
Exterran Holdings, Inc.(a)	9,850	133,073
Gulf Island Fabrication, Inc.	470	13,169
Helix Energy Solutions Group, Inc.(a)	4,380	89,396
ION Geophysical Corp.(a)	5,700	35,511
Lufkin Industries, Inc.	1,950	149,838
Matrix Service Co.(a)	8,150	111,247
Oceaneering International, Inc.	4,950	255,568
OYO Geospace Corp.(a)	730	84,111
Patterson-UTI Energy, Inc.	5,850	94,595
SEACOR Holdings, Inc.(a)	2,010	186,789
Superior Energy Services, Inc.(a)	4,720	127,062
TETRA Technologies, Inc.(a)	3,950	34,405
Tidewater, Inc.	1,990	109,510
Unit Corp.(a)	1,470	62,108
		1,912,058
FOOD & STAPLES RETAILING (0.7%)
Casey’s General Stores, Inc.	3,520	198,352
Harris Teeter Supermarkets, Inc.	3,040	115,429
Nash Finch Co.	5,480	137,548
Spartan Stores, Inc.	7,080	129,068
United Natural Foods, Inc.(a)	1,950	96,116
		676,513
FOOD PRODUCTS (2.2%)
B&G Foods, Inc.	1,760	39,142
Cal-Maine Foods, Inc.	730	26,302
Calavo Growers, Inc.	610	17,495
Corn Products International, Inc.	4,100	233,946

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2012

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Diamond Foods, Inc.	930	$19,437
Flowers Foods, Inc.	4,852	104,075
Green Mountain Coffee Roasters, Inc.(a)	6,740	328,575
Hain Celestial Group, Inc.(a)	1,790	84,667
J & J Snack Foods Corp.	2,060	115,484
Lancaster Colony Corp.	1,570	102,380
Peet’s Coffee & Tea, Inc.(a)	2,230	171,309
Post Holdings, Inc.(a)	1,025	30,494
Ralcorp Holdings, Inc.(a)	2,090	152,173
Sanderson Farms, Inc.	2,890	149,153
Seneca Foods Corp., Class A(a)	6,560	152,782
Smithfield Foods, Inc.(a)	11,090	232,446
Snyders-Lance, Inc.	1,860	48,137
Tootsie Roll Industries, Inc.	1,101	26,215
TreeHouse Foods, Inc.(a)	3,060	175,980
		2,210,192
GAS UTILITIES (1.2%)
Atmos Energy Corp.	4,870	158,665
Energen Corp.	2,670	139,855
National Fuel Gas Co.	3,090	146,219
New Jersey Resources Corp.	1,560	67,454
Northwest Natural Gas Co.	980	44,786
Piedmont Natural Gas Co., Inc.	2,840	86,563
Questar Corp.	7,670	151,482
South Jersey Industries, Inc.	1,870	92,098
Southwest Gas Corp.	1,920	80,678
The Laclede Group, Inc.	1,640	64,583
UGI Corp.	5,640	164,575
WGL Holdings, Inc.	1,980	79,418
		1,276,376
HEALTH CARE EQUIPMENT & SUPPLIES (3.4%)
Abaxis, Inc.(a)	2,840	101,161
Align Technology, Inc.(a)	2,830	89,739
Allscripts Healthcare Solutions, Inc.(a)	10,056	111,420
Analogic Corp.	1,680	114,593
Bio-Rad Laboratories, Inc., Class A(a)	1,420	153,346
Cantel Medical Corp.	885	20,780
CONMED Corp.	1,470	42,027
Cyberonics, Inc.(a)	3,780	144,774
Gen-Probe, Inc.(a)	3,220	262,591
Greatbatch, Inc.(a)	1,050	24,455
Haemonetics Corp.(a)	2,560	183,219
Hanger Orthopedic Group, Inc.(a)	1,610	37,915
Hill-Rom Holdings, Inc.	2,520	81,774
Hologic, Inc.(a)	10,370	198,274
ICU Medical, Inc.(a)	3,040	159,570
IDEXX Laboratories, Inc.(a)	2,880	253,238
Integra LifeSciences Holdings(a)	1,100	40,953
Invacare Corp.	4,880	77,348
Kensey Nash Corp.	650	18,480
Masimo Corp.(a)	2,520	55,768
Meridian Bioscience, Inc.	1,840	37,812
Merit Medical Systems, Inc.(a)	1,625	21,483
Natus Medical, Inc.(a)	4,800	58,752
NuVasive, Inc.(a)	8,990	148,964

	Shares	Value
OSI Systems, Inc.(a)	1,750	$117,005
Palomar Medical Technologies, Inc.(a)	890	7,743
ResMed, Inc.(a)	8,190	278,542
STERIS Corp.	2,540	79,781
SurModics, Inc.(a)	910	13,459
Symmetry Medical, Inc.(a)	6,800	48,348
The Cooper Cos., Inc.	2,610	230,124
Thoratec Corp.(a)	4,340	151,075
West Pharmaceutical Services, Inc.	1,530	68,697
		3,433,210
HEALTH CARE PROVIDERS & SERVICES (4.5%)
Air Methods Corp.(a)	1,610	135,417
Almost Family, Inc.(a)	8,140	198,453
Amedisys, Inc.(a)	17,789	262,032
AMERIGROUP Corp.(a)	3,830	236,541
AMN Healthcare Services, Inc.(a)	3,190	21,405
AmSurg Corp.(a)	2,020	58,095
Bio-Reference Laboratories, Inc.(a)	1,610	34,325
Catalyst Health Solutions, Inc.(a)	4,030	348,071
Centene Corp.(a)	2,170	85,910
Chemed Corp.	2,520	152,057
CorVel Corp.(a)	2,520	109,595
Cross Country Healthcare, Inc.(a)	20,660	95,243
CryoLife, Inc.(a)	830	4,391
Gentiva Health Services, Inc.(a)	31,890	264,049
Health Net, Inc.(a)	6,870	244,641
Healthways, Inc.(a)	27,160	181,157
Henry Schein, Inc.(a)	4,490	344,563
IPC The Hospitalist Co.(a)	3,510	134,819
Kindred Healthcare, Inc.(a)	17,162	165,442
LHC Group, Inc.(a)	8,100	143,451
Lincare Holdings, Inc.	4,550	111,020
Magellan Health Services, Inc.(a)	3,940	174,463
Medifast, Inc.(a)	5,930	113,975
Molina Healthcare, Inc.(a)	5,825	149,411
Omnicare, Inc.	5,800	202,072
Owens & Minor, Inc.	6,085	177,925
PharMerica Corp.(a)	8,550	101,488
PSS World Medical, Inc.(a)	2,400	57,432
The Ensign Group, Inc.	4,000	106,840
VCA Antech, Inc.(a)	4,270	101,028
WellCare Health Plans, Inc.(a)	1,570	96,053
		4,611,364
HEALTH CARE TECHNOLOGY (0.3%)
Computer Programs & Systems, Inc.	2,320	138,249
eResearchTechnology, Inc.(a)	3,310	26,149
Medidata Solutions, Inc.(a)	4,350	112,708
Omnicell, Inc.(a)	1,350	19,265
		296,371
HOTELS, RESTAURANTS & LEISURE (1.9%)
Bob Evans Farms, Inc.	2,620	100,189
CEC Entertainment, Inc.	3,630	138,739
Cheesecake Factory(a)	2,750	86,625
Cracker Barrel Old Country Store, Inc.	1,060	60,971

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2012

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
DineEquity, Inc.(a)	2,850	$138,453
International Speedway Corp., Class A	1,400	37,366
Jack in the Box, Inc.(a)	3,940	89,517
LIFE TIME FITNESS, Inc.(a)	2,990	139,214
Marcus Corp.	1,730	21,642
Marriott Vacations Worldwide Corp.(a)	10,140	299,434
Panera Bread Co., Class A(a)	1,680	265,306
Papa John’s International, Inc.(a)	2,360	95,061
Red Robin Gourmet Burgers, Inc.(a)	1,700	60,622
Ruby Tuesday, Inc.(a)	18,070	122,876
Ruth’s Hospitality Group, Inc.(a)	9,200	63,664
Sonic Corp.(a)	3,250	23,465
Texas Roadhouse, Inc., Class A	3,520	60,720
The Wendy’s Co.	23,700	115,419
		1,919,283
HOUSEHOLD DURABLES (1.5%)
American Greetings Corp., Class A	7,640	122,240
Ethan Allen Interiors, Inc.	1,180	27,376
Interface, Inc.	2,480	35,117
iRobot Corp.(a)	3,520	83,107
KB HOME	8,250	71,610
La-Z-Boy, Inc.(a)	6,060	91,324
M.D.C. Holdings, Inc.	1,810	50,879
M/I Homes, Inc.(a)	6,640	88,312
Meritage Homes Corp.(a)	1,260	35,771
Mohawk Industries, Inc.(a)	2,640	176,933
National Presto Industries, Inc.	820	60,450
NVR, Inc.(a)	137	107,400
Ryland Group, Inc.	1,960	44,120
Standard Pacific Corp.(a)	27,400	138,644
Toll Brothers, Inc.(a)	5,590	141,986
Tupperware Corp.	3,070	191,230
Universal Electronics, Inc.(a)	2,840	48,053
		1,514,552
HOUSEHOLD PRODUCTS (0.7%)
Central Garden & Pet Co., Class A(a)	12,640	135,122
Church & Dwight Co., Inc.	6,350	322,580
Energizer Holdings, Inc.(a)	2,400	171,192
Inter Parfums, Inc.	870	13,702
WD-40 Co.	1,690	76,185
		718,781
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Black Hills Corp.	1,620	53,476
INDUSTRIAL CONGLOMERATES (0.3%)
Carlisle Cos., Inc.	2,140	117,828
Koppers Holdings, Inc.	810	31,493
LSB Industries, Inc.(a)	680	23,066
Standex International Corp.	1,280	56,397
Teleflex, Inc.	1,470	92,125
Tredegar Corp.	1,010	17,523
		338,432

	Shares	Value
INSURANCE (4.8%)
Alleghany Corp.(a)	390	$133,731
American Financial Group, Inc.	5,560	216,395
Amerisafe, Inc.(a)	800	21,376
Arthur J. Gallagher & Co.	4,360	163,762
Aspen Insurance Holdings Ltd.	6,930	196,258
Brown & Brown, Inc.	4,680	126,220
Delphi Financial Group, Inc., Class A	3,785	171,915
eHealth, Inc.(a)	1,220	21,618
Employers Holdings, Inc.	1,610	27,885
Everest Re Group Ltd.	2,640	261,624
Fidelity National Financial, Inc., Class A	13,520	260,530
First American Financial Corp.	17,730	296,978
HCC Insurance Holdings, Inc.	6,390	204,224
Horace Mann Educators Corp.	11,160	195,858
Infinity Property & Casualty Corp.	2,060	110,025
Kemper Corp.	5,590	167,644
Meadowbrook Insurance Group, Inc.	6,490	57,307
Mercury General Corp.	1,560	70,496
Old Republic International Corp.	21,520	214,124
Presidential Life Corp.	8,240	95,419
ProAssurance Corp.	1,780	156,800
Protective Life Corp.	8,980	262,755
Reinsurance Group of America, Inc.	4,670	271,514
RLI Corp.	1,210	83,345
Safety Insurance Group, Inc.	1,580	62,963
Selective Insurance Group, Inc.	6,600	115,434
StanCorp Financial Group, Inc.	4,100	157,358
Stewart Information Services Corp.	12,210	179,731
The Hanover Insurance Group, Inc.	5,150	207,854
The Navigators Group, Inc.(a)	310	14,725
Tower Group, Inc.	5,480	118,258
United Fire Group, Inc.	4,050	69,741
W.R. Berkley Corp.	5,570	209,766
		4,923,633
INTERNET & CATALOG RETAIL (0.1%)
HSN, Inc.	1,550	59,985
XO Group, Inc.(a)	1,670	15,481
		75,466
INTERNET SOFTWARE & SERVICES (2.2%)
AOL, Inc.(a)	3,900	97,656
Blue Nile, Inc.(a)	1,790	54,201
Bottomline Technologies, Inc.(a)	1,550	36,471
comScore, Inc.(a)	3,750	74,700
Concur Technologies, Inc.(a)	2,850	161,196
DealerTrack Holdings, Inc.(a)	1,640	48,921
Digital River, Inc.(a)	1,750	32,918
Equinix, Inc.(a)	2,680	440,056
InfoSpace, Inc.(a)	8,000	89,040
j2 Global, Inc.	3,520	90,922
Liquidity Services, Inc.(a)	1,690	90,128
MicroStrategy, Inc., Class A(a)	1,010	141,178

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2012

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Perficient, Inc.(a)	1,680	$20,177
PetMed Express, Inc.	1,660	22,360
Rackspace Hosting, Inc.(a)	5,900	342,731
Stamps.com, Inc.(a)	2,410	69,962
TIBCO Software, Inc.(a)	6,360	209,244
United Online, Inc.	15,500	73,470
ValueClick, Inc.(a)	3,360	71,165
Websense, Inc.(a)	4,500	93,330
		2,259,826
IT SERVICES (2.0%)
Acxiom Corp.(a)	3,380	46,407
Alliance Data Systems Corp.(a)	2,830	363,627
Broadridge Financial Solutions, Inc.	5,090	118,139
CACI International, Inc., Class A(a)	3,010	184,001
Ciber, Inc.(a)	16,910	70,346
Convergys Corp.(a)	5,370	71,797
CSG Systems International, Inc.(a)	1,950	28,080
DST Systems, Inc.	1,280	71,654
Gartner, Inc.(a)	4,700	205,860
iGATE Corp.(a)	1,430	27,828
LogMeIn, Inc.(a)	3,430	123,514
ManTech International Corp., Class A	970	30,477
MAXIMUS, Inc.	3,590	158,858
Sourcefire, Inc.(a)	3,990	203,450
Sykes Enterprises, Inc.(a)	1,670	26,470
Synchronoss Technologies, Inc.(a)	2,540	79,502
VeriFone Systems, Inc.(a)	5,630	268,213
Virtusa Corp.(a)	970	14,637
		2,092,860
LEISURE EQUIPMENT & PRODUCTS (1.0%)
Arctic Cat, Inc.(a)	500	22,120
Brunswick Corp.	3,440	90,437
Callaway Golf Co.	17,090	104,762
JAKKS Pacific, Inc.	2,880	54,922
MarineMax, Inc.(a)	20,290	216,291
Polaris Industries, Inc.	3,400	270,096
Pool Corp.	1,980	73,082
Sturm, Ruger & Co., Inc.	3,400	194,038
		1,025,748
LIFE SCIENCES TOOLS AND SERVICES (0.4%)
Affymetrix, Inc.(a)	4,370	19,315
Cambrex Corp.(a)	1,930	12,506
Charles River Laboratories International, Inc.(a)	2,310	82,074
Covance, Inc.(a)	3,310	154,776
Enzo Biochem, Inc.(a)	9,620	26,359
PAREXEL International Corp.(a)	2,540	68,428
		363,458
MACHINERY (3.9%)
Actuant Corp., Class A	2,720	74,174
AGCO Corp.(a)	4,200	195,636
Albany International Corp., Class A	1,150	27,692
Applied Industrial Technologies, Inc.	1,500	58,935
Astec Industries, Inc.(a)	690	21,590

	Shares	Value
Barnes Group, Inc.	2,090	$55,176
Briggs & Stratton Corp.	6,660	120,546
Cascade Corp.	230	10,826
CIRCOR International, Inc.	650	20,228
CLARCOR, Inc.	1,850	88,837
Crane Co.	1,730	76,345
Donaldson Co., Inc.	6,580	228,063
EnPro Industries, Inc.(a)	810	33,542
Federal Signal Corp.(a)	4,620	23,839
Gardner Denver, Inc.	2,130	138,748
Graco, Inc.	2,110	112,484
Harsco Corp.	5,320	118,636
IDEX Corp.	3,210	139,025
Intevac, Inc.(a)	10,210	82,293
ITT Corp.	13,730	308,376
John Bean Technologies Corp.	1,435	22,946
Kaydon Corp.	1,260	30,908
Kennametal, Inc.	2,950	124,579
Lincoln Electric Holdings, Inc.	3,140	153,891
Lindsay Manufacturing Co.	1,200	80,148
Lydall, Inc.(a)	7,640	80,602
Mueller Industries, Inc.	1,430	65,365
Nordson Corp.	1,940	104,566
Oshkosh Truck Corp.(a)	10,020	228,757
Pentair, Inc.	3,790	164,259
Robbins & Myers, Inc.	1,590	77,449
SPX Corp.	1,630	125,151
Tennant Co.	600	26,580
Terex Corp.(a)	7,360	166,630
The Timken Co.	2,900	163,879
Toro Co.	2,030	145,064
Trinity Industries, Inc.	3,240	95,904
Valmont Industries, Inc.	1,440	178,459
Watts Water Technologies, Inc.	1,160	42,711
		4,012,839
MARINE (0.3%)
Alexander & Baldwin, Inc.	1,500	76,740
Kirby Corp.(a)	2,030	134,731
Overseas Shipholding Group, Inc.	6,010	70,317
		281,788
MEDIA (0.9%)
Digital Generation, Inc.(a)	7,380	68,486
DreamWorks Animation SKG, Inc., Class A(a)	3,270	58,893
Harte-Hanks, Inc.	5,190	43,596
John Wiley & Sons, Inc., Class A	1,930	87,217
Lamar Advertising Co., Class A(a)	2,540	80,823
Live Nation, Inc.(a)	9,872	89,440
Meredith Corp.	1,630	46,993
Nolan Co.(a)	12,510	100,205
Scholastic Corp.	3,510	107,231
The E.W. Scripps Co., Class A(a)	6,870	62,929
The New York Times Co., Class A(a)	12,500	78,875
Valassis Communications, Inc.(a)	5,280	105,600
		930,288

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2012

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
METALS & MINING (1.3%)
A.M. Castle & Co.(a)	5,570	$74,582
AK Steel Holding Corp.	7,750	57,505
AMCOL International Corp.	950	31,312
Carpenter Technology Corp.	1,520	84,603
Century Aluminum Co.(a)	7,870	72,404
Commercial Metals Co.	8,820	130,360
Compass Minerals International, Inc.	2,090	159,927
Gibraltar Industries, Inc.(a)	1,270	17,170
Haynes International, Inc.	310	19,335
Kaiser Aluminum Corp.	480	25,234
Materion Corp.(a)	3,740	92,415
Olympic Steel, Inc.	3,390	71,631
Patriot Coal Corp.(a)	6,770	39,469
Reliance Steel & Aluminum Co.	3,420	191,144
RTI International Metals, Inc.(a)	1,150	28,232
Steel Dynamics, Inc.	12,420	158,603
SunCoke Energy, Inc.(a)	2,760	42,007
Worthington Industries, Inc.	4,240	75,642
		1,371,575
MULTI-UTILITIES (0.8%)
Alliant Energy Corp.	4,320	195,437
Avista Corp.	2,760	72,974
CH Energy Group, Inc.	360	23,623
MDU Resources Group, Inc.	7,640	175,262
OGE Energy Corp.	3,700	199,652
PNM Resources, Inc.	3,530	66,223
Vectren Corp.	3,470	102,191
		835,362
MULTILINE RETAIL (0.6%)
Fred’s, Inc.	8,880	127,162
Saks, Inc.(a)	10,390	113,874
The Andersons, Inc.	2,750	138,600
Tuesday Morning Corp.(a)	54,800	221,392
		601,028
OFFICE ELECTRONICS (0.1%)
Zebra Technologies Corp., Class A(a)	3,170	122,964
OIL, GAS & CONSUMABLE FUELS (2.6%)
Approach Resources, Inc.(a)	2,640	94,723
Arch Coal, Inc.	10,500	102,480
Bill Barrett Corp.(a)	4,210	100,956
Cimarex Energy Co.	3,900	269,529
Comstock Resources, Inc.(a)	2,010	35,316
Contango Oil & Gas Co.(a)	2,230	121,000
Dresser-Rand Group, Inc.(a)	4,090	199,101
Forest Oil Corp.(a)	4,290	57,143
GeoResources, Inc.(a)	3,800	143,298
Gulfport Energy Corp.(a)	1,760	46,129
HollyFrontier Corp.	10,418	321,083
Hornbeck Offshore Services, Inc.(a)	1,390	57,866
Northern Oil and Gas, Inc.(a)	4,550	88,406
Oil States International, Inc.(a)	2,290	182,238
Penn Virginia Corp.	1,910	9,779
Petroleum Development Corp.(a)	890	30,607

	Shares	Value
PetroQuest Energy, Inc.(a)	3,140	$18,966
Pioneer Drilling Co.(a)	2,770	21,828
Plains Exploration & Production Co.(a)	4,920	200,982
Quicksilver Resources, Inc.(a)	8,140	38,258
SM Energy Co.	2,700	178,497
Stone Energy Corp.(a)	1,900	53,295
Swift Energy Co.(a)	1,680	50,820
World Fuel Services Corp.	4,720	207,963
		2,630,263
PAPER & FOREST PRODUCTS (0.6%)
Buckeye Technologies, Inc.	1,650	53,477
Clearwater Paper Corp.(a)	950	31,322
Deltic Timber Corp.	1,390	84,901
Domtar Corp.	1,190	104,101
KapStone Paper and Packaging Corp.(a)	2,070	37,384
Louisiana-Pacific Corp.(a)	9,220	83,441
Neenah Paper, Inc.	3,170	90,535
Wausau-Mosinee Paper Corp.	10,120	91,687
		576,848
PERSONAL PRODUCTS (0.1%)
Blyth, Inc.	162	14,251
Helen of Troy Ltd.(a)	1,400	48,440
Prestige Brands Holdings, Inc.(a)	1,830	31,092
		93,783
PHARMACEUTICALS (1.3%)
Akorn, Inc.(a)	4,100	49,733
Cubist Pharmaceuticals, Inc.(a)	5,180	219,011
Endo Pharmaceuticals Holdings, Inc.(a)	6,920	243,169
Hi-Tech Pharmacal Co., Inc.(a)	3,930	128,079
Medicis Pharmaceutical Corp., Class A	4,420	170,037
Par Pharmaceutical Cos., Inc.(a)	1,600	67,744
Salix Pharmaceuticals Ltd.(a)	3,220	159,068
The Medicines Co.(a)	6,970	153,967
ViroPharma, Inc.(a)	5,880	127,890
		1,318,698
RADIO BROADCASTING (0.1%)
Arbitron, Inc.	2,730	103,877
REAL ESTATE INVESTMENT TRUST (5.7%)
Acadia Realty Trust	2,257	52,317
Alexandria Real Estate Equities, Inc.	2,030	152,088
American Campus Communities, Inc.	2,770	123,126
BioMed Realty Trust, Inc.	5,700	112,974
BRE Properties, Inc.	2,950	154,875
Camden Property Trust	2,650	179,325
Cedar Shopping Centers, Inc.	10,090	52,670
Colonial Properties Trust	3,380	75,611
Corporate Office Properties Trust	3,390	79,834
Cousins Properties, Inc.	5,215	40,990
DiamondRock Hospitality Co.	7,410	78,768
Duke Realty Corp.	10,230	151,506
Eastgroup Properties, Inc.	1,870	94,061
Entertainment Properties Trust	1,870	89,741
Equity One, Inc.	1,850	38,443

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2012

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Essex Property Trust, Inc.	1,280	$202,202
Extra Space Storage, Inc.	3,630	110,170
Federal Realty Investment Trust	2,550	256,683
Franklin Street Properties Corp.	3,250	32,728
Getty Realty Corp.	810	12,814
Healthcare Realty Trust, Inc.	2,800	60,144
Highwood Properties, Inc.	2,760	95,855
Home Properties, Inc.	2,350	143,467
Hospitality Properties Trust	5,360	147,829
Inland Real Estate Corp.	4,470	38,442
Kilroy Realty Corp.	2,280	108,186
Kite Realty Group Trust	6,380	32,602
LaSalle Hotel Properties	3,180	93,524
Lexington Corp. Properties Trust	6,935	61,722
Liberty Property Trust	4,450	162,202
LTC Properties, Inc.	1,020	33,946
Macerich Co.	4,755	292,765
Mack-Cali Realty Corp.	3,380	97,074
Medical Properties Trust, Inc.	6,080	57,030
Mid-America Apartment Communities, Inc.	2,220	151,115
National Retail Properties, Inc.	3,860	105,687
OMEGA Healthcare Investors, Inc.	3,890	83,285
Parkway Properties, Inc.	4,820	47,670
Pennsylvania Real Estate Investment Trust	2,200	30,998
Post Properties, Inc.	1,940	94,478
Potlatch Corp.	1,430	44,759
PS Business Parks, Inc.	1,360	92,820
Rayonier, Inc.	4,470	202,714
Realty Income Corp.	4,990	196,307
Regency Centers Corp.	3,530	158,709
Saul Centers, Inc.	530	21,205
Senior Housing Properties Trust	6,050	133,584
SL Green Realty Corp.	2,890	238,252
Sovran Self Storage, Inc.	1,060	55,862
Tanger Factory Outlet Centers, Inc.	3,240	101,477
Taubman Centers, Inc.	2,680	206,842
UDR, Inc.	8,321	219,092
Universal Health Realty Income Trust	430	17,389
Urstadt Biddle Properties, Inc., Class A	1,190	22,896
Weingarten Realty Investors	4,610	122,442
		5,863,297
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.1%)
Forestar Group, Inc.(a)	1,500	23,070
Jones Lang LaSalle, Inc.	1,360	108,718
		131,788
ROAD & RAIL (1.4%)
Arkansas Best Corp.	4,310	66,115
Atmel Corp.(a)	18,910	167,732
Con-way, Inc.	4,340	141,050
Heartland Express, Inc.	2,863	39,595
J.B. Hunt Transport Services, Inc.	4,400	243,452
Kansas City Southern	3,820	294,217
Knight Transportation, Inc.	2,960	48,603

	Shares	Value
Landstar System, Inc.	1,740	$93,212
Old Dominion Freight Line, Inc.(a)	1,727	76,800
Wabtec Corp.	2,340	182,005
Werner Enterprises, Inc.	1,870	44,169
		1,396,950
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.9%)
Advanced Energy Industries, Inc.(a)	4,920	58,745
ATMI, Inc.(a)	1,250	26,263
Brooks Automation, Inc.	2,850	33,516
Cabot Microelectronics Corp.	2,280	78,386
CEVA, Inc.(a)	2,430	53,679
Cirrus Logic, Inc.(a)	9,300	254,634
Cohu, Inc.	6,040	66,319
Cree, Inc.(a)	4,350	134,415
Cymer, Inc.(a)	2,410	124,934
Cypress Semiconductor Corp.	6,170	95,635
Diodes, Inc.(a)	1,610	35,887
DSP Group, Inc.(a)	3,390	22,171
Entropic Communications, Inc.(a)	17,590	74,406
Exar Corp.(a)	13,520	107,078
Fairchild Semiconductor International, Inc.(a)	6,950	98,481
FEI Co.(a)	1,320	66,224
GT Advanced Technologies, Inc.(a)	13,180	85,802
Hittite Microwave Corp.(a)	3,200	171,328
Integrated Device Technology, Inc.(a)	6,170	41,771
International Rectifier Corp.(a)	4,730	103,256
Intersil Corp., Class A	5,590	57,409
Kopin Corp.(a)	6,100	21,777
Kulicke & Soffa Industries, Inc.(a)	14,120	184,972
Lam Research Corp.(a)	6,200	258,230
MEMC Electronic Materials, Inc.(a)	38,410	137,892
Micrel, Inc.	2,500	27,225
Microsemi Corp.(a)	3,180	68,434
MKS Instruments, Inc.	1,880	51,982
Monolithic Power Systems, Inc.(a)	1,430	29,630
Nanometrics, Inc.(a)	740	11,477
Pericom Semiconductor Corp.(a)	5,790	45,509
Power Integrations, Inc.	3,690	139,777
QLogic Corp.(a)	4,590	79,177
RF Micro Devices, Inc.(a)	12,820	55,511
Rubicon Technology, Inc.(a)	9,050	85,522
Rudolph Technologies, Inc.(a)	1,620	17,496
Semtech Corp.(a)	4,880	133,029
Sigma Designs, Inc.(a)	13,750	75,763
Silicon Laboratories, Inc.(a)	3,710	131,668
Skyworks Solutions, Inc.(a)	7,340	199,208
Standard Microsystems Corp.(a)	800	21,184
STR Holdings, Inc.(a)	1,630	6,227
Supertex, Inc.(a)	390	7,983
Tessera Technologies, Inc.(a)	1,970	30,811
TriQuint Semiconductor, Inc.(a)	8,240	40,211
Ultratech, Inc.(a)	830	26,510
Veeco Instruments, Inc.(a)	6,810	205,594
Volterra Semiconductor Corp.(a)	4,390	144,387
		4,027,525

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2012

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
SOFTWARE (3.2%)
ACI Worldwide, Inc.(a)	2,510	$100,049
Advent Software, Inc.(a)	2,440	65,856
ANSYS, Inc.(a)	4,489	301,077
Blackbaud, Inc.	3,260	100,995
Cadence Design Systems, Inc.(a)	10,070	117,517
CommVault Systems, Inc.(a)	4,010	208,801
Ebix, Inc.	5,080	103,886
EPIQ Systems, Inc.	1,915	21,754
FactSet Research Systems, Inc.	2,240	234,886
Fair Isaac Corp.	1,430	61,347
Informatica Corp.(a)	5,990	275,660
Interactive Intelligence Group, Inc.(a)	2,800	83,048
Jack Henry & Associates, Inc.	4,770	161,989
JDA Software Group, Inc.(a)	3,360	97,037
Manhattan Associates, Inc.(a)	1,840	92,276
Mentor Graphics Corp.(a)	3,880	56,066
MICROS Systems, Inc.(a)	3,750	213,112
Monotype Imaging Holdings, Inc.(a)	1,050	14,900
NetScout Systems, Inc.(a)	4,380	90,622
OPNET Technologies, Inc.	2,340	54,194
Parametric Technology Corp.(a)	4,670	100,779
Progress Software Corp.(a)	2,530	58,544
Quality Systems, Inc.	4,070	152,218
Quest Software, Inc.(a)	2,690	62,596
Solera Holdings, Inc.	4,070	182,906
Synopsys, Inc.(a)	5,820	174,658
Tyler Technologies, Inc.(a)	3,290	131,436
		3,318,209
SPECIALTY RETAIL (5.6%)
Aaron’s, Inc.	3,060	83,140
Advance Auto Parts, Inc.	4,030	369,954
Aeropostale, Inc.(a)	3,590	79,626
American Eagle Outfitters, Inc.	7,990	143,900
Ann, Inc.(a)	2,300	63,687
Ascena Retail Group, Inc.(a)	5,416	110,920
Barnes & Noble, Inc.(a)	6,520	135,290
Big 5 Sporting Goods Corp.	12,200	102,114
Biglari Holdings, Inc.(a)	267	108,490
Cabela’s, Inc.(a)	2,780	105,112
Cato Corp.	1,300	36,179
Chico’s FAS, Inc.	7,450	114,432
Children’s Place Retail Stores, Inc.(a)	2,160	99,317
Christopher & Banks Corp.	23,630	44,188
Coldwater Creek, Inc.(a)	53,410	52,876
Collective Brands, Inc.(a)	11,990	249,032
Dick’s Sporting Goods, Inc.	3,700	187,220
Finish Line, Inc., Class A	2,247	50,018
Foot Locker, Inc.	6,300	192,717
Genesco, Inc.(a)	2,180	163,500
Group 1 Automotive, Inc.	2,480	143,542
Guess?, Inc.	2,780	81,398
Haverty Furniture Cos., Inc.	6,010	72,120
Hibbett Sports, Inc.(a)	2,910	173,785
Hot Topic, Inc.	3,140	30,772

	Shares	Value
Jos. A. Bank Clothiers, Inc.(a)	3,163	$150,401
Kirkland’s, Inc.(a)	840	12,298
Lithia Motors, Inc., Class A	3,900	104,637
Men’s Wearhouse, Inc.	2,070	76,673
Midas Group, Inc.(a)	600	6,900
Movado Group, Inc.	890	25,231
Office Depot, Inc.(a)	38,070	115,733
OfficeMax, Inc.(a)	35,420	164,703
PETsMart, Inc.	5,720	333,247
RadioShack Corp.	12,960	67,133
Rent-A-Center, Inc.	2,410	82,446
Rue21, Inc.(a)	4,050	122,917
Select Comfort Corp.(a)	2,040	58,915
Signet Jewlers Ltd.	3,210	156,552
Sonic Automotive, Inc., Class A	8,430	141,793
Stage Stores, Inc.	9,102	138,988
Stein Mart, Inc.(a)	18,840	120,953
The Pep Boys – Manny, Moe & Jack	10,020	149,599
Tractor Supply Co.	3,730	367,069
Vitamin Shoppe, Inc.(a)	2,940	138,386
Williams-Sonoma, Inc.	4,080	157,855
Zale Corp.(a)	19,230	52,690
Zumiez, Inc.(a)	860	31,528
		5,769,976
TEXTILES APPAREL & LUXURY GOODS (2.7%)
Brown Shoe Co., Inc.	16,945	154,369
Carter’s, Inc.(a)	4,150	225,345
Crocs, Inc.(a)	3,730	75,346
Deckers Outdoor Corp.(a)	2,470	125,995
Hanesbrands, Inc.(a)	3,830	108,083
Iconix Brand Group, Inc.(a)	3,300	50,622
K-Swiss, Inc., Class A(a)	1,650	6,072
Liz Claiborne, Inc.(a)	4,270	57,218
Maidenform Brands, Inc.(a)	1,170	26,711
Oxford Industries, Inc.	510	24,475
Perry Ellis International, Inc.(a)	12,240	229,010
PVH Corp.	3,580	317,904
Quiksilver, Inc.(a)	35,420	122,553
Skechers U.S.A., Inc., Class A(a)	12,470	232,815
Steven Madden Ltd.(a)	4,325	186,883
The Buckle, Inc.	3,415	157,705
The Warnaco Group, Inc.(a)	2,800	148,288
True Religion Apparel, Inc.(a)	3,740	101,578
Under Armour, Inc., Class A(a)	2,520	246,784
UniFirst Corp.	390	23,696
Wolverine World Wide, Inc.	3,040	127,528
		2,748,980
THRIFTS & MORTGAGE FINANCE (0.9%)
Astoria Financial Corp.	17,070	165,408
Bank Mutual Corp.	7,130	27,807
Brookline Bancorp, Inc.	4,000	35,920
Dime Community Bancshares, Inc.	1,490	20,652
First Niagara Financial Group, Inc.	20,150	180,141
New York Community Bancorp, Inc.	19,610	264,539
Northwest Bancshares, Inc.	3,000	36,960

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2012

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Oritani Financial Corp.	670	$9,929
TrustCo Bank Corp. NY	3,990	21,825
Washington Federal, Inc.	7,580	132,953
Webster Financial Corp.	3,150	71,600
		967,734
TRADING COMPANIES & DISTRIBUTORS (0.6%)
GATX Corp.	1,840	78,881
Kaman Corp., Class A	940	32,317
Lawson Products, Inc.	4,820	70,179
MSC Industrial Direct Co., Inc., Class A	2,280	168,059
United Rentals, Inc.(a)	2,360	110,165
Watsco, Inc.	2,080	149,656
		609,257
WATER UTILITIES (0.2%)
American States Water Co.	1,550	56,482
Aqua America, Inc.	4,810	109,235
Calgon Carbon Corp.(a)	2,170	30,033
		195,750
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Cbeyond, Inc.(a)	1,990	12,796
Neutral Tandem, Inc.(a)	2,170	25,215
NTELOS Holding Corp.	750	15,165

	Shares	Value
Telephone & Data Systems, Inc.	7,630	$185,333
USA Mobility, Inc.	1,190	15,375
		253,884
TOTAL COMMON STOCKS		101,309,475
RIGHT (0.0%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
Gerber Scientific, Inc.(a)	9,000	90
TOTAL RIGHT		90
MONEY MARKET FUND (0.7%)
Fifth Third Institutional Government Money Market Fund, 0.01%(b)	698,558	698,558
TOTAL MONEY MARKET FUND		698,558
TOTAL INVESTMENTS (COST $85,366,154) 99.8%		102,008,123
OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%		222,472
NET ASSETS 100.0%		$102,230,595
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of April 30, 2012.

See notes to financial statements.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULES — April 30, 2012 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward International Enhanced Index Fund investments by Country.

Country Diversification	Percent*
United Kingdom	18.8%
Canada	18.7
Brazil	10.2
Japan	9.0
Hong Kong	3.7
Taiwan	3.6
Germany	3.5
Australia	3.0
China	3.0
Netherlands	2.9
Mexico	2.9
France	2.4
Switzerland	2.4
Spain	2.2
Republic of Korea (South)	2.1
India	1.5
Chile	1.4
Italy	1.4
Ireland (Republic of)	1.2
South Africa	1.1
Colombia	0.7
Norway	0.5
Sweden	0.5
Cayman Islands	0.4
United States	0.4
Indonesia	0.3
Luxembourg	0.3
Peru	0.3
Russian Federation	0.2
Finland	0.2
Philippines	0.2
Bermuda	0.2
Belgium	0.2
Jersey	0.1
Portugal	0.1
Greece	0.0
Total Investments	99.6%
*	Percentages indicated are based on net assets as of April 30, 2012.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2012

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.3%)
AEROSPACE & DEFENSE (0.2%)
Embraer SA, Sponsored ADR	4,260	$147,566
AIRLINES (0.3%)
Lan Airlines SA, Sponsored ADR	4,950	139,541
Ryanair Holdings PLC, Sponsored ADR(a)	4,390	147,811
		287,352
AUTO COMPONENTS (0.2%)
Magna International, Inc., Class A	3,460	151,652
AUTOMOBILES (2.9%)
Honda Motor Co., Ltd., Sponsored ADR	24,130	869,645
Tata Motors Ltd., Sponsored ADR	6,700	199,325
Toyota Motor Corp., Sponsored ADR	20,320	1,661,770
		2,730,740
CAPITAL MARKETS (1.8%)
Credit Suisse Group, Sponsored ADR	14,770	344,289
Deutsche Bank AG, Registered Shares	12,950	561,900
Nomura Holdings, Inc., Sponsored ADR	46,630	189,784
UBS AG, Registered Shares(a)	52,013	643,401
		1,739,374
CHEMICALS (1.8%)
Agrium, Inc.	3,410	299,739
Potash Corp. of Saskatchewan, Inc.	12,475	529,938
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	5,090	296,696
Syngenta AG, Sponsored ADR	8,710	609,961
		1,736,334
COMMERCIAL BANKS (16.9%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	63,280	427,140
Banco Bradesco SA, Sponsored ADR	67,040	1,074,651
Banco de Chile, Sponsored ADR	1,894	177,316
Banco Santander Brasil SA, Sponsored ADR	8,910	71,904
Banco Santander Central Hispano SA, Sponsored ADR	118,860	752,384
Banco Santander Chile SA, Sponsored ADR	1,300	106,353
Bank of Montreal	11,780	699,379
Bank of Nova Scotia	19,350	1,073,151
Barclays PLC, Sponsored ADR	39,890	568,034
Canadian Imperial Bank of Commerce	7,790	587,054
Credicorp Ltd.	1,290	168,874
HDFC Bank Ltd., Sponsored ADR	12,360	424,072
HSBC Holdings PLC, Sponsored ADR	53,080	2,397,624
ICICI Bank Ltd., Sponsored ADR	8,150	276,204
Itau Unibanco Banco Multiplo SA, Sponsored ADR	77,667	1,218,595
Lloyds TSB Group PLC, Sponsored ADR(a)	136,245	267,040
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	197,670	940,909
Mizuho Financial Group, Inc., Sponsored ADR	147,470	463,056
National Bank of Greece SA(a)	5,901	13,454

	Shares	Value
Royal Bank of Canada	23,220	$1,342,348
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	9,138	72,373
Shinhan Financial Group Co., Ltd., Sponsored ADR	8,010	557,015
The Toronto – Dominion Bank	15,170	1,281,106
Westpac Banking Corp., Sponsored ADR	9,140	1,082,267
		16,042,303
COMMUNICATIONS EQUIPMENT (0.8%)
Alcatel-Lucent, Sponsored ADR(a)	26,530	40,060
Nokia Oyj, Sponsored ADR	50,720	185,128
Research In Motion Ltd.(a)	5,460	78,078
Telefonektiebolaget LM Ericsson, Sponsored ADR(a)	44,920	448,976
		752,242
CONSTRUCTION MATERIALS (0.4%)
Cemex SA de CV, Sponsored ADR(a)	27,070	195,716
CRH PLC, Sponsored ADR	10,660	216,718
		412,434
CONSUMER FINANCE (0.2%)
Orix Corp., Sponsored ADR	4,330	206,498
DIVERSIFIED CONSUMER SERVICES (1.0%)
Baidu, Inc., Sponsored ADR(a)	3,080	408,716
Reed Elsevier NV, Sponsored ADR	8,793	207,251
Reed Elsevier PLC, Sponsored ADR	9,407	310,901
		926,868
DIVERSIFIED FINANCIAL SERVICES (1.6%)
Bancolombia SA, Sponsored ADR	2,280	154,652
ING Groep NV, Sponsored ADR(a)	48,550	342,763
KB Financial Group, Inc., Sponsored ADR	12,770	433,286
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	98,230	633,584
		1,564,285
DIVERSIFIED TELECOMMUNICATION SERVICES (5.2%)
BCE, Inc.	21,065	853,765
BT Group PLC, Sponsored ADR	14,380	492,659
China Unicom Ltd., Sponsored ADR	13,055	226,896
France Telecom SA, Sponsored ADR	31,740	439,916
Nippon Telegraph & Telephone Corp., Sponsored ADR	31,770	716,414
Portugal Telecom SGPS SA, Sponsored ADR	15,030	80,561
PT Telekomunikasi Indonesia, Sponsored ADR	8,320	301,267
Telecom Italia S.p.A., Sponsored ADR(a)	13,160	148,971
Telefonica Brasil SA, Sponsored ADR	9,071	258,251
Telefonica SA, Sponsored ADR	61,760	903,549
Telus Corp.	8,830	518,409
		4,940,658
ELECTRIC UTILITIES (1.3%)
Centrais Electricas Brasileiras SA, Sponsored ADR	9,630	82,048
Companhia Energetica de Minas Gerais, Sponsored ADR	17,957	442,999

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2012

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
CPFL Energia SA, Sponsored ADR	7,930	$223,626
Enersis SA, Sponsored ADR	13,280	269,185
Korea Electric Power Corp., Sponsored ADR(a)	19,670	186,865
		1,204,723
ELECTRICAL EQUIPMENT (0.9%)
ABB Ltd., Sponsored ADR	34,000	641,580
NIDEC Corp., Sponsored ADR	8,210	184,479
		826,059
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
Hitachi Ltd., Sponsored ADR	7,860	497,538
Kyocera Corp., Sponsored ADR	2,850	277,333
Panasonic Corp., Sponsored ADR	28,460	217,719
		992,590
ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, Sponsored ADR	2,940	115,219
FOOD & STAPLES RETAILING (0.8%)
Companhia Brasileira de Distribuicao Grupo, Sponsored Preferred ADR	3,390	159,432
Delhaize Group, Sponsored ADR	3,440	167,562
Tim Hortons, Inc.	6,670	384,792
		711,786
FOOD PRODUCTS (2.8%)
BRF-Brasil Foods SA, Sponsored ADR	27,390	504,798
Unilever NV, NY Shares	34,220	1,175,457
Unilever PLC, Sponsored ADR	28,544	979,630
		2,659,885
HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Qiagen NV(a)	13,000	217,490
Smith & Nephew PLC, Sponsored ADR	6,750	332,640
		550,130
HEALTH CARE PROVIDERS & SERVICES (1.0%)
Fresenius Medical Care AG & Co., Sponsored ADR	6,030	428,130
Shire PLC, Sponsored ADR	5,740	559,994
		988,124
HOTELS, RESTAURANTS & LEISURE (0.1%)
InterContinental Hotels Group PLC, Sponsored ADR	5,790	138,265
HOUSEHOLD DURABLES (0.4%)
Koninklijke Royal Philips Electronics NV, NY Shares(a)	16,950	338,831
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
Companhia Paranaense de Energia-Copel, Sponsored ADR	6,340	158,817
Empresa Nacional de Electricidad SA, Sponsored ADR	6,550	357,761
		516,578
INDUSTRIAL CONGLOMERATES (1.4%)
Siemens AG, Sponsored ADR	14,390	1,336,399

	Shares	Value
INSURANCE (2.3%)
Aegon NV, NY Shares(a)	13,680	$64,159
Aviva PLC, Sponsored ADR	19,800	198,594
China Life Insurance Co., Ltd., Sponsored ADR(a)	18,000	719,280
Manulife Financial Corp.	26,030	355,830
Prudential PLC, Sponsored ADR	22,230	544,858
Sun Life Financial, Inc.	11,750	287,875
		2,170,596
MACHINERY (0.2%)
Kubota Corp., Sponsored ADR	4,280	205,312
MARINE (0.2%)
Carnival PLC, Sponsored ADR	4,410	143,413
MEDIA (1.9%)
Grupo Televisa SA, Sponsored ADR	20,030	440,059
Pearson PLC, Sponsored ADR	20,530	388,838
Shaw Communications, Inc., Class B	11,960	246,615
Thomson Reuters Corp.	9,998	298,140
WPP PLC, Sponsored ADR	5,970	404,886
		1,778,538
METALS & MINING (11.2%)
Agnico-Eagle Mines Ltd.	2,340	93,413
Alumina Ltd., Sponsored ADR	2,600	12,376
AngloGold Ashanti Ltd., Sponsored ADR	9,140	314,233
ArcelorMittal, NY Shares	11,370	197,042
Barrick Gold Corp.	15,970	645,667
BHP Billiton Ltd., Sponsored ADR	23,210	1,724,503
BHP Billiton PLC, Sponsored ADR	15,480	996,293
Cameco Corp.	5,200	114,920
Companhia Siderurgica Nacional SA, Sponsored ADR	20,500	182,860
Compania de Minas Buenaventura SA, Sponsored ADR	7,080	292,192
Eldorado Gold Corp.	9,050	128,329
Gerdau SA, Sponsored ADR	24,500	230,055
Gold Fields Ltd., Sponsored ADR	17,110	220,206
Goldcorp, Inc.	12,597	481,961
IAMGOLD Corp.	6,470	80,228
Kinross Gold Corp.	16,860	150,897
POSCO, Sponsored ADR	9,580	797,535
Randgold Resources Ltd., Sponsored ADR	1,580	140,857
Rio Tinto PLC, Sponsored ADR	20,142	1,129,362
Silver Wheaton Corp.	4,820	147,155
Southern Copper Corp.	2,833	93,149
Teck Resources Ltd.	6,183	230,811
Vale SA, Sponsored ADR	71,070	1,537,244
Vale SA, Sponsored Preferred ADR	25,070	556,554
Yamana Gold, Inc.	12,420	182,574
		10,680,416
MULTI-UTILITIES (1.3%)
National Grid PLC, Sponsored ADR	15,900	860,031
Transalta Corp.	16,040	265,622
Veoilia Environnement, Sponsored ADR	7,710	112,181
		1,237,834

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2012

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
OFFICE ELECTRONICS (1.0%)
CANON, Inc., Sponsored ADR	19,960	$905,386
OIL, GAS & CONSUMABLE FUELS (20.3%)
BP PLC, Sponsored ADR	46,090	2,000,767
Canadian Natural Resources Ltd.	15,260	530,285
Cenovus Energy, Inc.	11,360	411,800
China Petroleum & Chemical Corp., ADR	6,630	699,266
CNOOC Ltd., Sponsored ADR	5,426	1,148,413
Ecopetrol SA, Sponsored ADR	8,520	551,244
Enbridge, Inc.	16,060	672,753
EnCana Corp.	9,950	208,353
Enerplus Corp.	2,990	55,285
ENI S.p.A., Sponsored ADR	22,520	1,003,491
Imperial Oil Ltd.	5,480	255,313
Nexen, Inc.	5,670	109,714
Penn West Petroleum Ltd.	5,800	99,412
PetroChina Co., Ltd., Sponsored ADR	7,995	1,189,816
Petroleo Brasileiro SA, Class A, Sponsored ADR	34,910	821,781
Petroleo Brasileiro SA, Sponsored ADR	71,060	1,574,690
Royal Dutch Shell PLC, Sponsored ADR	28,090	2,009,559
Royal Dutch Shell PLC, Sponsored ADR	20,300	1,489,208
Sasol Ltd., Sponsored ADR	11,420	541,651
Statoil ASA, Sponsored ADR	17,177	462,233
Suncor Energy, Inc.	21,748	718,554
Talisman Energy, Inc.	12,700	165,862
Total SA, Sponsored ADR	35,300	1,698,283
TransCanada Corp.	14,840	652,663
Ultrapar Participacoes SA, Sponsored ADR	10,740	243,154
		19,313,550
PHARMACEUTICALS (0.6%)
Elan Corp. PLC, Sponsored ADR(a)	14,040	193,612
Valeant Pharmaceuticals International, Inc.(a)	6,220	346,018
		539,630
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.5%)
Brookfield Asset Management, Inc., Class A	13,612	448,924
ROAD & RAIL (1.1%)
Canadian National Railway Co.	9,320	794,809
Canadian Pacific Railway Ltd.	3,820	295,974
		1,090,783
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.6%)
ADVANTEST Corp., Sponsored ADR	1,515	25,013
ARM Holdings PLC, Sponsored ADR	7,000	177,310
ASML Holding NV, NY Shares	7,975	406,645

	Shares	Value
STMicroelectronics NV, NY Shares	6,060	$35,027
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	174,568	2,719,769
United Microelectronics Corp., Sponsored ADR	22,139	59,333
		3,423,097
SOFTWARE (1.6%)
Infosys Technologies Ltd., Sponsored ADR	11,210	530,793
SAP AG, Sponsored ADR	15,120	1,002,305
		1,533,098
TEXTILES APPAREL & LUXURY GOODS (0.2%)
Gildan Activewear, Inc.	2,700	77,706
Luxottica Group S.p.A., Sponsored ADR	4,140	147,757
		225,463
WIRELESS TELECOMMUNICATION SERVICES (9.1%)
America Movil SA, Sponsored ADR, Series L	78,490	2,091,758
China Mobile Ltd., Sponsored ADR	38,070	2,106,794
China Telecom Corp. Ltd., Sponsored ADR(a)	4,480	239,769
Chunghwa Telecom Co., Ltd., Sponsored ADR	20,815	644,849
Mobile TeleSystems, Sponsored ADR	11,335	221,713
NTT DoCoMo, Inc., Sponsored ADR	30,350	519,592
Philippine Long Distance Telephone Co., Sponsored ADR	2,930	177,910
Rogers Communications, Inc., Class B	10,160	379,273
Tim Participacoes SA, Sponsored ADR	5,700	170,601
Vodafone Group PLC, Sponsored ADR	75,763	2,108,484
		8,660,743
TOTAL COMMON STOCKS		94,373,678
MONEY MARKET FUND (0.3%)
Fifth Third Institutional Government Money Market Fund, 0.01%(b)	310,770	310,770
TOTAL MONEY MARKET FUND		310,770
TOTAL INVESTMENTS (COST $100,537,985) 99.6%		94,684,448
OTHER ASSETS IN EXCESS OF LIABILITIES 0.4%		376,416
NET ASSETS 100.0%		$95,060,864
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of April 30, 2012.

ADR – American Depositary Receipt

PLC – Public Limited Co.

See notes to financial statements.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE — April 30, 2012 (Unaudited)

STEWARD SELECT BOND FUND

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

Industry Diversification	Percent*
U.S. Government Agency Mortgage-Backed Obligations	28.7%
U.S. Treasury Obligations	18.3
U.S. Government Agencies	11.1
Commercial Banks	6.4
Insurance	5.0
Food Products	3.7
Capital Markets	3.2
Electric Utilities	3.0
Diversified Financial Services	2.5
Semiconductors & Semiconductor Equipment	2.4
Money Market Fund	2.3
Electronic Equipment & Instruments	1.9
Oil & Gas – Integrated	1.9
Chemicals	1.8
Utilities – Telecommunications	1.7
Financial Services	1.0
Mortgage Backed Securities – Financial Services	0.9
Consumer Staples	0.8
Mortgage Backed Securities – Religious Organizations	0.7
Industrial Conglomerates	0.6
Road & Rail	0.6
Computers & Peripherals	0.4
Diversified Consumer Services	0.3
Total Investments	99.2%
*	Percentages indicated are based on net assets as of April 30, 2012.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2012

STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS (38.8%)
CAPITAL MARKETS (3.2%)
Bear Stearns Cos. LLC, 6.40%, 10/2/17	$1,500,000	$1,750,528
Goldman Sachs Group, Inc., 3.63%, 2/7/16	1,500,000	1,508,021
UBS AG Stamford Connecticut, 5.88%, 7/15/16	1,000,000	1,057,459
		4,316,008
CHEMICALS (1.8%)
Cabot Corp., 5.00%, 10/1/16	1,000,000	1,107,704
Eastman Chemical Co., 5.50%, 11/15/19	1,200,000	1,353,050
		2,460,754
COMMERCIAL BANKS (6.4%)
Bank of New York Mellon, 4.30%, 5/15/14	1,000,000	1,070,196
BB&T Corp., 3.95%, 4/29/16	1,500,000	1,632,594
HSBC Bank USA NA, 4.88%, 8/24/20	2,000,000	2,056,274
Manufacturers & Traders Trust Co., 5.63%, 12/1/21, (Callable 12/1/16 @ 100)(a)	1,150,000	1,146,743
National City Corp., 4.90%, 1/15/15	1,000,000	1,097,207
Wachovia Corp., 5.75%, 6/15/17	1,000,000	1,166,082
Wells Fargo & Co., 4.95%, 10/16/13	500,000	526,459
		8,695,555
COMPUTERS & PERIPHERALS (0.4%)
Cisco Systems, Inc., 4.45%, 1/15/20	500,000	574,878
CONSUMER STAPLES (0.8%)
Avon Products, Inc., 5.75%, 3/1/18	1,000,000	1,084,108
DIVERSIFIED CONSUMER SERVICES (0.3%)
Rensselaer Polytechnic Institute, 5.60%, 9/1/20	400,000	458,960
DIVERSIFIED FINANCIAL SERVICES (2.5%)
Charles Schwab Corp., 4.45%, 7/22/20	1,250,000	1,386,400
Citigroup, Inc., 4.88%, 5/7/15	500,000	517,055
Morgan Stanley, 5.75%, 1/25/21	1,500,000	1,481,151
		3,384,606
ELECTRIC UTILITIES (3.0%)
Duke Energy Ohio, Inc., 5.45%, 4/1/19	1,154,000	1,381,703
Entergy Gulf States Louisiana, LLC, 3.95%, 10/1/20	1,500,000	1,580,653
Ohio Power Co., 5.85%, 10/1/35	1,000,000	1,184,561
		4,146,917
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.9%)
Eaton Corp., 4.90%, 5/15/13	500,000	522,315
Kansas City Power & Light Co., 7.15%, 4/1/19	775,000	976,308
Philips Electronics NV, 5.75%, 3/11/18	1,000,000	1,178,302
		2,676,925
FINANCIAL SERVICES (1.0%)
BlackRock, Inc., 6.25%, 9/15/17	733,000	891,132
SLM Corp., 5.00%, 6/15/18, (Callable 6/15/12 @ 100)	500,000	470,230
		1,361,362

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2012

STEWARD SELECT BOND FUND

	Principal Amount	Value
FOOD PRODUCTS (3.7%)
Campbell Soup Co., 4.50%, 2/15/19	$1,500,000	$1,679,604
Kellogg Co., 4.45%, 5/30/16	1,500,000	1,673,577
The Hershey Co., 4.13%, 12/1/20	1,500,000	1,687,730
		5,040,911
INDUSTRIAL CONGLOMERATES (0.6%)
Tyco Electronics Group SA, 4.88%, 1/15/21	750,000	827,031
INSURANCE (5.0%)
ACE INA Holdings, Inc., 2.60%, 11/23/15	1,485,000	1,550,383
Allstate Corp., 5.00%, 8/15/14	500,000	542,281
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	1,111,944
Jefferson Pilot Corp., 4.75%, 1/30/14	900,000	940,678
Principal Life, Income Funding Trusts, 5.30%, 4/24/13	1,500,000	1,567,194
Prudential Financial, Inc., 4.75%, 6/13/15	1,000,000	1,085,430
		6,797,910
MORTGAGE BACKED SECURITIES – FINANCIAL SERVICES (0.9%)
Opteum Mortgate Acceptance Corp., 5.85%, 12/25/35(a)	1,000,000	859,965
Wells Fargo Mortgage Backed Securities, 4.42%, 10/25/33(a)	321,200	322,625
		1,182,590
MORTGAGE BACKED SECURITIES – RELIGIOUS ORGANIZATIONS (0.7%)(b)(c)
Abyssinia Missionary Baptist Church Ministries, Inc., 6.90%, 9/15/12, (Callable 6/15/12 @ 100)	89,000	89,127
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%, 9/15/14, (Callable 6/15/12 @ 100)	73,000	73,730
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%, 3/15/15, (Callable 6/15/12 @ 100)	106,000	107,060
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/15, (Callable 6/15/12 @ 100)	63,000	63,630
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 3/15/16, (Callable 6/15/12 @ 100)	90,000	90,532
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/16, (Callable 6/15/12 @ 100)	63,000	63,357
Bethel Baptist Institutional Church, Inc., 7.60%, 1/21/15, (Callable 7/21/12 @ 100)(d)(e)	152,000	66,597
Bethel Baptist Institutional Church, Inc., 7.70%, 7/21/15, (Callable 7/21/12 @ 100)(d)(e)	101,000	44,252
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/16, (Callable 7/21/12 @ 100)(d)(e)	203,000	88,543
Bethel Baptist Institutional Church, Inc., 7.80%, 1/21/17, (Callable 7/21/12 @ 100)(d)(e)	212,000	92,565
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/17, (Callable 7/21/12 @ 100)(d)(e)	46,000	20,133
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/20, (Callable 7/21/12 @ 100)(d)(e)	86,000	37,588
Metropolitan Baptist Church, 7.90%, 7/12/13, (Callable 7/12/12 @ 100)(d)(e)	29,000	5,059
Metropolitan Baptist Church, 8.00%, 1/12/14, (Callable 7/12/12 @ 100)(d)(e)	71,000	12,407
Metropolitan Baptist Church, 8.10%, 7/12/14, (Callable 7/12/12 @ 100)(d)(e)	74,000	12,945
Metropolitan Baptist Church, 8.40%, 7/12/16, (Callable 7/12/12 @ 100)(d)(e)	87,000	15,148
Metropolitan Baptist Church, 8.40%, 1/12/17, (Callable 7/12/12 @ 100)(d)(e)	90,000	15,686
Metropolitan Baptist Church, 8.40%, 7/12/18, (Callable 7/12/12 @ 100)(d)(e)	23,000	4,001
Metropolitan Baptist Church, 8.40%, 7/12/20, (Callable 7/12/12 @ 100)(d)(e)	121,000	20,970
New Life Anointed Ministries International, Inc., 7.40%, 12/21/17 (Callable 6/21/12 @ 100)(d)	44,000	443
New Life Anointed Ministries International, Inc., 7.80%, 12/21/17, (Callable 6/21/12 @ 100)(d)	111,000	1,115
New Life Anointed Ministries International, Inc., 7.80%, 6/21/18, (Callable 6/21/12 @ 100)(d)	147,000	1,477
New Life Anointed Ministries International, Inc., 7.80%, 12/21/18, (Callable 6/21/12 @ 100)(d)	152,000	1,535
New Life Anointed Ministries International, Inc., 7.80%, 6/21/19, (Callable 6/21/12 @ 100)(d)	158,000	1,593
New Life Anointed Ministries International, Inc., 7.80%, 12/21/19, (Callable 6/21/12 @ 100)(d)	165,000	1,651
		931,144
OIL & GAS – INTEGRATED (1.9%)
ConocoPhillips, 4.60%, 1/15/15	500,000	549,966
Nabors Industries, Inc., 6.15%, 2/15/18	1,250,000	1,456,773

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2012

STEWARD SELECT BOND FUND

	Principal Amount	Value
Phillips Petroleum Co., 6.65%, 7/15/18	$500,000	$622,336
		2,629,075
ROAD & RAIL (0.6%)
Ryder System, Inc., 3.50%, 6/1/17	750,000	793,223
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Applied Materials, Inc., 2.65%, 6/15/16	1,000,000	1,048,146
Applied Materials, Inc., 7.13%, 10/15/17	500,000	629,887
Texas Instruments, Inc., 2.38%, 5/16/16	1,500,000	1,577,668
		3,255,701
UTILITIES – TELECOMMUNICATIONS (1.7%)
AT&T, Inc., 5.63%, 6/15/16	1,500,000	1,748,640
Verizon New England, Inc., 4.75%, 10/1/13	500,000	525,032
		2,273,672
TOTAL CORPORATE BONDS		52,891,330
U.S. GOVERNMENT AGENCIES (11.1%)
Federal Farm Credit Bank 2.63%, 4/17/14	2,000,000	2,088,564
Federal Home Loan Bank
1.63%, 6/14/13	2,000,000	2,030,274
3.50%, 7/29/21	2,000,000	2,220,896
4.75%, 6/8/18	2,000,000	2,392,948
		6,644,118
Federal National Mortgage Assoc.
1.63%, 10/26/15	2,000,000	2,065,956
2.38%, 4/11/16	2,000,000	2,121,462
5.24%, 8/7/18, (Callable 8/7/13 @ 100)	2,020,000	2,137,901
		6,325,319
TOTAL U.S. GOVERNMENT AGENCIES		15,058,001
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (28.7%)
Federal Home Loan Mortgage Corp.
2.28%(a), 1/1/35	456,886	481,314
4.00%, 12/15/25	2,500,000	2,737,638
5.00%, 7/15/19	502,245	536,529
5.00%, 11/1/37	470,231	504,938
5.50%, 3/1/23	418,000	455,506
5.50%, 4/1/30	512,307	562,357
5.65%(a), 5/1/36	536,425	582,586
5.96%(a), 10/1/37	408,194	439,633
6.00%, 9/1/34	522,470	582,657
6.00%, 8/1/36	57,157	63,384
6.00%, 3/1/38	405,189	447,686
		7,394,228
Federal National Mortgage Assoc.
0.66%(a), 11/25/36	699,586	699,586
2.14%(a), 3/1/35	130,888	136,771
2.23%(a), 7/1/34	115,426	117,666
2.31%(a), 7/1/35	2,549,784	2,655,402
2.70%(a), 5/1/36	436,077	456,497
5.00%, 10/1/24	279,829	308,265

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2012

STEWARD SELECT BOND FUND

	Principal Amount	Value
5.00%, 1/1/30	$624,818	$680,307
5.00%, 1/1/35	774,411	843,186
5.50%, 12/1/34	565,955	621,246
5.50%, 2/1/35	25,992	28,620
5.50%, 5/1/36	865,605	950,170
5.50%, 8/1/36	170,672	187,346
5.50%, 9/1/36	134,868	146,569
5.50%, 9/1/37	840,326	922,421
5.59%, 12/1/36	1,154,261	1,263,419
5.67%(a), 7/1/36	1,773,562	1,932,288
5.80%(a), 10/1/36	414,778	449,718
6.00%, 3/1/36	715,617	786,760
6.00%, 6/1/36	1,849,729	2,033,619
6.00%, 9/1/36	444,363	491,084
6.04%, 5/1/37	266,545	294,792
6.50%, 2/1/36	367,162	416,865
		16,422,597
Government National Mortgage Assoc.
4.25%, 10/20/38	1,659,580	1,785,667
4.50%, 8/20/38	1,148,441	1,228,313
4.50%, 5/20/39	3,301,755	3,589,418
4.50%, 6/15/40	2,014,671	2,209,389
4.50%, 1/20/41	3,332,866	3,546,670
5.00%, 5/20/40	1,170,832	1,262,829
5.50%, 12/20/38	317,875	345,633
5.50%(a), 1/20/39	401,823	428,195
6.00%, 1/15/26	1,129	1,266
6.00%, 12/15/28	775	881
6.00%, 3/15/29	1,138	1,294
6.00%, 11/15/31	1,665	1,896
6.00%, 6/15/37	233,583	263,871
6.00%, 10/15/37	277,528	313,514
6.59%, 10/20/38	264,157	295,463
		15,274,299
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS		39,091,124
U.S. TREASURY OBLIGATIONS (18.3%)
U.S. Treasury Notes
2.00%, 4/30/16	3,000,000	3,165,702
2.00%, 11/15/21	5,000,000	5,054,690
2.00%, 2/15/22	7,000,000	7,052,500
2.13%, 5/31/15	3,000,000	3,156,564
2.25%, 5/31/14	3,000,000	3,121,875
3.13%, 5/15/19	3,000,000	3,368,673
TOTAL U.S. TREASURY OBLIGATIONS		24,920,004

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2012

STEWARD SELECT BOND FUND

	Shares or Principal Amount	Value
MONEY MARKET FUND (2.3%)
Fifth Third Institutional Government Money Market Fund, 0.01%(a)	3,197,022	$3,197,022
TOTAL MONEY MARKET FUND		3,197,022
TOTAL INVESTMENTS (COST $130,673,139) 99.2%		135,157,481
OTHER ASSETS IN EXCESS OF LIABILITIES 0.8%		1,026,569
NET ASSETS 100.0%		$136,184,050
(a)	Variable rate security. Rate shown represents the rate as of April 30, 2012.
(b)	The Issuer has the right to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	In default. Security is considered non-income producing, as no interest was paid on the last interest payment date, prior to April 30, 2012.
(e)	The trustee of the issuer has initiated foreclosure proceedings against the bond issuer and/or the bond issuer is in bankruptcy or forebearance.
LLC	Limited Liability Company

See notes to financial statements.

STEWARD FUNDS
DIVERSIFICATION SCHEDULES — April 30, 2012 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by Country.

Country Diversification	Percent*
United States	63.5%
Canada	10.2
United Kingdom	5.0
Brazil	4.1
Japan	3.9
Chile	3.0
Hong Kong	2.6
China	2.6
Ireland (Republic of)	2.2
Germany	1.0
Australia	0.9
Belgium	0.8
Total Net Assets	99.8%
*	Percentages indicated are based on net assets as of April 30, 2012.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2012

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (99.4%)
AEROSPACE & DEFENSE (4.2%)
General Dynamics Corp.	35,390	$2,388,825
Lockheed Martin Corp.	13,420	1,215,047
Raytheon Co.	30,060	1,627,448
		5,231,320
BEVERAGES (1.5%)
Coca-Cola Co.	25,100	1,915,632
CHEMICALS (1.6%)
Sensient Technologies Corp.	52,860	1,963,749
COMMERCIAL BANKS (9.8%)
Banco de Chile, Sponsored ADR	39,968	3,741,804
Bank of Nova Scotia	56,860	3,153,456
Cullen/Frost Bankers, Inc.	24,410	1,439,214
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	505,420	2,405,799
Tompkins Financial Corp.	41,700	1,578,345
		12,318,618
COMMERCIAL SERVICES & SUPPLIES (0.8%)
Landauer, Inc.	19,780	1,042,802
DISTRIBUTORS (3.0%)
Genuine Parts Co.	58,830	3,811,007
DIVERSIFIED TELECOMMUNICATION SERVICES (2.1%)
BCE, Inc.	64,100	2,597,973
ELECTRIC UTILITIES (3.5%)
Companhia Energetica de Minas Gerais, Sponsored ADR	93,240	2,300,231
PPL Corp.	77,030	2,106,770
		4,407,001
ELECTRICAL EQUIPMENT (2.7%)
Hubbell, Inc., Class B	41,340	3,317,122
FOOD & STAPLES RETAILING (2.4%)
Delhaize Group, Sponsored ADR	20,010	974,687
SYSCO Corp.	68,140	1,969,246
		2,943,933
FOOD PRODUCTS (5.8%)
Campbell Soup Co.	44,430	1,503,067
ConAgra Foods, Inc.	50,730	1,309,849
H.J. Heinz Co.	36,020	1,920,226
Unilever PLC, Sponsored ADR	74,480	2,556,153
		7,289,295
GAS UTILITIES (1.4%)
AGL Resources, Inc.	44,830	1,767,647
HEALTH CARE EQUIPMENT & SUPPLIES (3.9%)
Baxter International, Inc.	22,420	1,242,292
Medtronic, Inc.	59,800	2,284,360
STERIS Corp.	44,290	1,391,149
		4,917,801

	Shares	Value
HOTELS, RESTAURANTS & LEISURE (2.9%)
McDonald’s Corp.	37,320	$3,636,834
HOUSEHOLD DURABLES (1.2%)
Leggett & Platt, Inc.	67,190	1,462,726
HOUSEHOLD PRODUCTS (1.2%)
Kimberly-Clark Corp.	18,550	1,455,618
INDUSTRIAL CONGLOMERATES (1.0%)
Siemens AG, Sponsored ADR	13,350	1,239,815
IT SERVICES (5.3%)
Accenture PLC, Class A	41,360	2,686,332
Automatic Data Processing, Inc.	44,260	2,461,741
Broadridge Financial Solutions, Inc.	61,160	1,419,524
		6,567,597
LEISURE EQUIPMENT & PRODUCTS (2.9%)
Mattel, Inc.	108,350	3,640,560
MEDIA (3.2%)
Shaw Communications, Inc., Class B	100,610	2,074,578
WPP PLC, Sponsored ADR	28,310	1,919,984
		3,994,562
METALS & MINING (3.2%)
BHP Billiton Ltd., Sponsored ADR	15,490	1,150,907
Companhia Siderurgica Nacional SA, Sponsored ADR	322,250	2,874,470
		4,025,377
MULTI-UTILITIES (0.6%)
SCANA Corp.	16,530	762,364
OFFICE ELECTRONICS (2.0%)
CANON, Inc., Sponsored ADR	54,550	2,474,388
OIL, GAS & CONSUMABLE FUELS (14.1%)
Chevron Corp.	22,070	2,351,779
China Petroleum & Chemical Corp., ADR	30,390	3,205,233
CNOOC Ltd., Sponsored ADR	15,200	3,217,080
Ecopetrol SA, Sponsored ADR	30,210	1,954,587
Enbridge, Inc.	60,820	2,547,750
Royal Dutch Shell PLC, Class B, Sponsored ADR	26,180	1,920,565
TransCanada Corp.	54,620	2,402,188
		17,599,182
PERSONAL PRODUCTS (1.7%)
Avon Products, Inc.	99,900	2,157,840
PHARMACEUTICALS (2.3%)
Abbott Laboratories	46,850	2,907,511
REAL ESTATE INVESTMENT TRUST (5.4%)
LTC Properties, Inc.	50,180	1,669,991
Public Storage, Inc.	17,520	2,509,915
Senior Housing Properties Trust	56,630	1,250,390
Urstadt Biddle Properties, Inc., Class A	71,800	1,381,432
		6,811,728

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2012

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.6%)
Applied Materials, Inc.	235,000	$2,817,650
Intel Corp.	108,500	3,081,400
Linear Technology Corp.	34,830	1,139,289
		7,038,339
SOFTWARE (3.2%)
Microsoft Corp.	84,830	2,716,257
Quality Systems, Inc.	32,690	1,222,606
		3,938,863
THRIFTS & MORTGAGE FINANCE (0.9%)
First Niagara Financial Group, Inc.	122,460	1,094,792
TOTAL COMMON STOCKS		124,331,996

	Shares	Value
MONEY MARKET FUND (0.4%)
Fifth Third Institutional Government Money Market Fund, 0.01%(a)	517,039	$517,039
TOTAL MONEY MARKET FUND		517,039
TOTAL INVESTMENTS (COST $110,356,831) 99.8%		124,849,035
OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%		273,174
NET ASSETS 100.0%		$125,122,209
(a)	Variable rate security. Rate shown represents the rate as of April 30, 2012.

ADR – American Depositary Receipt

PLC – Public Limited Company

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — April 30, 2012

	Steward Large Cap Enhanced Index Fund	Steward Small Mid-Cap Enhanced Index Fund	Steward International Enhanced Index Fund	Steward Select Bond Fund	Steward Global Equity Income Fund
Assets:
Investments, at value (cost $145,514,374, $85,366,154, $100,537,985, $130,673,139 and $110,356,831, respectively)	$168,813,892	$102,008,123	$94,684,448	$135,157,481	$124,849,035
Receivable for investments sold	—	213,900	24,127	21,021	—
Receivable for capital shares issued	68,649	43,184	74,276	97,401	52,416
Interest and dividend receivable	149,434	33,920	331,569	975,681	292,360
Reclaims receivable	—	—	3,565	—	—
Prepaid expenses and other assets	8,604	12,886	13,547	8,763	16,714
Total assets	169,040,579	102,312,013	95,131,532	136,260,347	125,210,525
Liabilities:
Payable for capital shares redeemed	31,758	17,981	13,446	—	13,080
Investment advisory fees	20,754	12,498	22,893	27,632	30,414
Consulting fees	14,522	8,659	7,989	11,595	10,613
Compliance service fees	1,820	1,108	1,021	1,362	1,349
Administration fees	9,065	5,453	5,001	7,261	6,634
Distribution fees – Individual Class	3,663	8,994	2,022	2,455	2,730
Administrative services fee – Individual Class	3,545	9,981	2,266	1,566	2,874
Fund accounting fees	2,131	1,334	1,202	1,759	1,582
Transfer agent fees	4,528	4,618	2,389	3,790	2,504
Custodian fees	1,626	670	829	1,220	1,090
Other accrued liabilities	24,338	10,122	11,610	17,657	15,446
Total liabilities	117,750	81,418	70,668	76,297	88,316
Net Assets	$168,922,829	$102,230,595	$95,060,864	$136,184,050	$125,122,209
Composition of Net Assets:
Capital (par value and paid-in surplus)	$145,631,134	$81,337,356	$113,714,002	$133,099,761	$119,643,880
Accumulated undistributed net investment income	133,937	28,480	252,513	427,977	477,479
Accumulated net realized gain/(loss) from investment transactions	(141,760)	4,222,790	(13,052,114)	(1,828,030)	(9,491,354)
Unrealized appreciation/(depreciation) from investments	23,299,518	16,641,969	(5,853,537)	4,484,342	14,492,204
Net Assets	$168,922,829	$102,230,595	$95,060,864	$136,184,050	$125,122,209
Individual Class
Net Assets	$18,127,006	$44,422,457	$9,947,760	$11,995,144	$13,428,084
Shares authorized	7,500,000	12,499,900	7,500,000	7,500,000	7,500,000
Shares issued and outstanding ($0.001 par value)	631,394	3,378,448	477,077	471,003	535,652
Net asset value, offering and redemption price per share	$28.71	$13.15	$20.85	$25.47	$25.07
Institutional Class
Net Assets	$150,795,823	$57,808,138	$85,113,104	$124,188,906	$111,694,125
Shares authorized	37,500,000	12,500,000	37,500,000	37,500,000	37,500,000
Shares issued and outstanding ($0.001 par value)	5,275,896	4,363,228	4,074,021	4,900,165	4,451,240
Net asset value, offering and redemption price per share	$28.58	$13.25	$20.89	$25.34	$25.09

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF OPERATIONS — For the Year Ended April 30, 2012

	Steward Large Cap Enhanced Index Fund	Steward Small Mid-Cap Enhanced Index Fund	Steward International Enhanced Index Fund	Steward Select Bond Fund	Steward Global Equity Income Fund
Investment Income:
Interest	$—	$—	$—	$4,724,608	$—
Dividend (net of foreign withholding tax of $0, $0, $154,860, $0 and $104,413, respectively)	2,964,587	1,127,122	2,995,591	465	3,954,849
Total investment income	2,964,587	1,127,122	2,995,591	4,725,073	3,954,849
Expenses:
Investment advisory fees	244,832	147,830	272,032	346,248	337,013
Consulting fees	168,654	101,816	93,684	143,143	116,087
Compliance service fees	13,969	8,391	7,754	11,637	9,811
Administration fees	109,868	66,315	61,040	93,363	75,614
Distribution fees – Individual Class	44,222	106,597	24,528	32,894	26,420
Administrative services fees – Individual Class	17,689	4,154	9,811	13,158	10,568
Fund accounting fees	127,151	94,121	70,710	113,999	82,932
Transfer agent fees	54,490	82,215	31,168	48,107	28,602
Custodian fees	22,744	13,647	12,248	18,239	15,349
Directors’ fees	35,568	21,616	19,265	29,890	23,202
Miscellaneous fees	130,874	97,311	76,921	103,969	93,443
Total expenses	970,061	744,013	679,161	954,647	819,041
Net investment income	1,994,526	383,109	2,316,430	3,770,426	3,135,808
Realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from investment transactions	7,923,576	7,466,478	(275,946)	1,057,942	6,323,437
Net change in unrealized appreciation/ (depreciation) from investments	(6,152,877)	(8,630,182)	(15,760,344)	728,703	(3,974,153)
Net realized and unrealized gain/(loss) from investments	1,770,699	(1,163,704)	(16,036,290)	1,786,645	2,349,284
Change in net assets resulting from operations	$3,765,225	$(780,595)	$(13,719,860)	$5,557,071	$5,485,092

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD LARGE CAP ENHANCED INDEX FUND

	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011
Change in net assets from operations:
Net investment income	$1,994,526	$1,623,013
Net realized gain from investment transactions	7,923,576	7,774,965
Net change in unrealized appreciation/(depreciation) from investments	(6,152,877)	20,441,478
Change in net assets resulting from operations	3,765,225	29,839,456
Distributions to shareholders from:
Net investment income:
Individual Class	(156,476)	(137,738)
Institutional Class	(1,807,976)	(1,559,229)
Change in net assets from shareholder distributions	(1,964,452)	(1,696,967)
Capital Transactions:
Individual Class
Proceeds from shares issued	4,126,629	2,980,284
Dividends reinvested	156,375	137,681
Cost of shares redeemed	(6,457,528)	(4,547,074)
Change in Individual Class from capital transactions	(2,174,524)	(1,429,109)
Institutional Class
Proceeds from shares issued	12,778,150	12,550,097
Dividends reinvested	1,795,034	1,547,017
Cost of shares redeemed	(21,749,140)	(23,099,295)
Change in Institutional Class from capital transactions	(7,175,956)	(9,002,181)
Change in net assets from capital transactions	(9,350,480)	(10,431,290)
Change in net assets	(7,549,707)	17,711,199
Net Assets:
Beginning of period	$176,472,536	$158,761,337
End of period	$168,922,829	$176,472,536
Accumulated undistributed net investment income	$133,937	$108,311
Share Transactions:
Individual Class
Issued	155,482	119,927
Reinvested	6,057	5,703
Redeemed	(247,329)	(187,632)
Change in Individual Class	(85,790)	(62,002)
Institutional Class
Issued	499,410	521,920
Reinvested	69,674	63,998
Redeemed	(805,217)	(913,582)
Change in Institutional Class	(236,133)	(327,664)

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011
Change in net assets from operations:
Net investment income	$383,109	$312,392
Net realized gain from investment transactions	7,466,478	9,215,265
Net change in unrealized appreciation/(depreciation) from investments	(8,630,182)	12,074,029
Change in net assets resulting from operations	(780,595)	21,601,686
Distributions to shareholders from:
Net investment income:
Individual Class	(89,903)	(122,291)
Institutional Class	(264,726)	(293,117)
Net realized gains:
Individual Class	(1,468,069)	—
Institutional Class	(1,982,357)	—
Change in net assets from shareholder distributions	(3,805,055)	(415,408)
Capital Transactions:
Individual Class
Proceeds from shares issued	2,040,131	2,677,338
Dividends reinvested	1,433,710	112,826
Cost of shares redeemed	(5,066,020)	(5,546,044)
Change in Individual Class from capital transactions	(1,592,179)	(2,755,880)
Institutional Class
Proceeds from shares issued	7,182,592	5,592,012
Dividends reinvested	2,245,320	293,117
Cost of shares redeemed	(9,738,153)	(19,684,785)
Change in Institutional Class from capital transactions	(310,241)	(13,799,656)
Change in net assets from capital transactions	(1,902,420)	(16,555,536)
Change in net assets	(6,488,070)	4,630,742
Net Assets:
Beginning of period	$108,718,665	$104,087,923
End of period	$102,230,595	$108,718,665
Accumulated undistributed net investment income	$28,480	$—
Share Transactions:
Individual Class
Issued	163,454	221,244
Reinvested	121,469	9,445
Redeemed	(406,883)	(476,640)
Change in Individual Class	(121,960)	(245,951)
Institutional Class
Issued	603,779	480,797
Reinvested	188,488	25,454
Redeemed	(769,976)	(1,592,740)
Change in Institutional Class	22,291	(1,086,489)

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011
Change in net assets from operations:
Net investment income	$2,316,430	$2,130,199
Net realized loss from investment transactions	(275,946)	(8,025,837)
Net change in unrealized appreciation/(depreciation) from investments	(15,760,344)	21,802,841
Change in net assets resulting from operations	(13,719,860)	15,907,203
Distributions to shareholders from:
Net investment income:
Individual Class	(219,196)	(168,929)
Institutional Class	(2,057,906)	(1,992,615)
Change in net assets from shareholder distributions	(2,277,102)	(2,161,544)
Capital Transactions:
Individual Class
Proceeds from shares issued	2,375,774	1,878,621
Dividends reinvested	218,116	168,813
Cost of shares redeemed	(1,830,150)	(2,346,504)
Change in Individual Class from capital transactions	763,740	(299,070)
Institutional Class
Proceeds from shares issued	20,061,037	16,298,173
Dividends reinvested	1,916,351	1,620,124
Cost of shares redeemed	(10,238,323)	(44,123,523)
Change in Institutional Class from capital transactions	11,739,065	(26,205,226)
Change in net assets from capital transactions	12,502,805	(26,504,296)
Change in net assets	(3,494,157)	(12,758,637)
Net Assets:
Beginning of period	$98,555,021	$111,313,658
End of period	$95,060,864	$98,555,021
Accumulated undistributed net investment income	$252,513	$210,579
Share Transactions:
Individual Class
Issued	113,446	84,819
Reinvested	10,600	7,902
Redeemed	(88,513)	(106,623)
Change in Individual Class	35,533	(13,902)
Institutional Class
Issued	967,986	778,191
Reinvested	93,263	75,356
Redeemed	(486,824)	(1,995,866)
Change in Institutional Class	574,425	(1,142,319)

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD SELECT BOND FUND

	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011
Change in net assets from operations:
Net investment income	$3,770,426	$3,895,576
Net realized gain/(loss) from investment transactions	1,057,942	(409,292)
Net change in unrealized appreciation from investments	728,703	1,582,541
Change in net assets resulting from operations	5,557,071	5,068,825
Distributions to shareholders from:
Net investment income:
Individual Class	(346,956)	(423,088)
Institutional Class	(3,748,253)	(3,994,850)
Change in net assets from shareholder distributions	(4,095,209)	(4,417,938)
Capital Transactions:
Individual Class
Proceeds from shares issued	1,606,643	3,083,270
Dividends reinvested	346,149	422,253
Cost of shares redeemed	(4,852,846)	(3,267,734)
Change in Individual Class from capital transactions	(2,900,054)	237,789
Institutional Class
Proceeds from shares issued	13,098,062	14,809,147
Dividends reinvested	3,683,922	3,929,398
Cost of shares redeemed	(23,760,485)	(9,291,500)
Change in Institutional Class from capital transactions	(6,978,501)	9,447,045
Change in net assets from capital transactions	(9,878,555)	9,684,834
Change in net assets	(8,416,693)	10,335,721
Net Assets:
Beginning of period	$144,600,743	$134,265,022
End of period	$136,184,050	$144,600,743
Accumulated undistributed net investment income	$427,977	$431,785
Share Transactions:
Individual Class
Issued	63,428	122,337
Reinvested	13,702	16,781
Redeemed	(191,539)	(129,194)
Change in Individual Class	(114,409)	9,924
Institutional Class
Issued	519,930	591,069
Reinvested	146,580	156,953
Redeemed	(942,717)	(369,952)
Change in Institutional Class	(276,207)	378,070

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD GLOBAL EQUITY INCOME FUND

	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011
Change in net assets from operations:
Net investment income	$3,135,808	$2,342,265
Net realized gain from investment transactions	6,323,437	1,593,612
Net change in unrealized appreciation/(depreciation) from investments	(3,974,153)	11,650,461
Change in net assets resulting from operations	5,485,092	15,586,338
Distributions to shareholders from:
Net investment income:
Individual Class	(235,737)	(223,985)
Institutional Class	(2,672,232)	(2,154,370)
Change in net assets from shareholder distributions	(2,907,969)	(2,378,355)
Capital Transactions:
Individual Class
Proceeds from shares issued	6,181,741	849,185
Dividends reinvested	235,670	223,972
Cost of shares redeemed	(3,584,836)	(1,968,907)
Change in Individual Class from capital transactions	2,832,575	(895,750)
Institutional Class
Proceeds from shares issued	14,107,708	22,516,520
Dividends reinvested	2,672,231	2,154,370
Cost of shares redeemed	(11,216,605)	(8,068,349)
Change in Institutional Class from capital transactions	5,563,334	16,602,541
Change in net assets from capital transactions	8,395,909	15,706,791
Change in net assets	10,973,032	28,914,774
Net Assets:
Beginning of period	$114,149,177	$85,234,403
End of period	$125,122,209	$114,149,177
Accumulated undistributed net investment income	$477,479	$246,571
Share Transactions:
Individual Class
Issued	258,670	37,762
Reinvested	10,311	10,248
Redeemed	(152,353)	(89,576)
Change in Individual Class	116,628	(41,566)
Institutional Class
Issued	615,948	980,515
Reinvested	117,030	98,074
Redeemed	(477,967)	(366,918)
Change in Institutional Class	255,011	711,671

See notes to financial statements.

STEWARD FUNDS
FINANCIALS HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for each period indicated.

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Operations
Steward Large Cap Enhanced Index Fund
Individual Class
Year ended April 30, 2012	$28.44	0.25	0.26	0.51
Year ended April 30, 2011	24.08	0.18	4.37	4.55
Year ended April 30, 2010	16.57	0.19	7.53	7.72
Year ended April 30, 2009	28.09	0.30	(10.23)	(9.93)
Year ended April 30, 2008	32.19	0.07	(1.96)	(1.89)
Institutional Class
Year ended April 30, 2012	$28.32	0.34	0.25	0.59
Year ended April 30, 2011	23.97	0.26	4.36	4.62
Year ended April 30, 2010	16.48	0.26	7.49	7.75
Year ended April 30, 2009	27.95	0.37	(10.19)	(9.82)
Year ended April 30, 2008	32.10	0.35	(2.15)	(1.80)
Steward Small-Mid Cap Enhanced Index Fund
Individual Class
Year ended April 30, 2012	$13.81	0.03	(0.22)	(0.19)
Year ended April 30, 2011	11.30	0.02	2.52	2.54
Year ended April 30, 2010	7.36	0.03	3.94	3.97
Year ended April 30, 2009	10.78	0.07	(3.26)	(3.19)
Year ended April 30, 2008	13.60	(0.02)	(1.31)	(1.33)
Institutional Class
Year ended April 30, 2012	$13.91	0.06	(0.22)	(0.16)
Year ended April 30, 2011	11.38	0.06	2.53	2.59
Year ended April 30, 2010	7.40	0.06	3.97	4.03
Year ended April 30, 2009	10.84	0.08	(3.27)	(3.19)
Year ended April 30, 2008	13.63	0.02	(1.31)	(1.29)
Steward International Enhanced Index Fund
Individual Class
Year ended April 30, 2012	$24.96	0.48	(4.11)	(3.63)
Year ended April 30, 2011	21.80	0.38	3.16	3.54
Year ended April 30, 2010	16.29	0.43	5.50	5.93
Year ended April 30, 2009	29.28	0.47	(12.84)	(12.37)
Year ended April 30, 2008	29.87	0.67	0.79	1.46
Institutional Class
Year ended April 30, 2012	$25.01	0.55	(4.12)	(3.57)
Year ended April 30, 2011	21.84	0.45	3.17	3.62
Year ended April 30, 2010	16.32	0.49	5.52	6.01
Year ended April 30, 2009	29.33	0.55	(12.88)	(12.33)
Year ended April 30, 2008	29.92	0.83	0.72	1.55
Steward Select Bond Fund
Individual Class
Year ended April 30, 2012	$25.20	0.62	0.32	0.94
Year ended April 30, 2011	25.09	0.64	0.21	0.85
Year ended April 30, 2010	24.23	0.77	0.86	1.63
Year ended April 30, 2009	24.52	0.92	(0.24)	0.68
Year ended April 30, 2008	24.35	0.79	0.37	1.16
Institutional Class
Year ended April 30, 2012	$25.08	0.70	0.32	1.02
Year ended April 30, 2011	24.97	0.72	0.21	0.93
Year ended April 30, 2010	24.11	0.87	0.84	1.71
Year ended April 30, 2009	24.41	0.99	(0.24)	0.75
Year ended April 30, 2008	24.30	1.08	0.13	1.21
Steward Global Equity Income Fund
Individual Class
Year ended April 30, 2012	$24.71	0.58	0.32	0.90
Year ended April 30, 2011	21.59	0.52	3.12	3.64
Year ended April 30, 2010	15.99	0.55	5.61	6.16
Year ended April 30, 2009	25.11	0.74	(9.13)	(8.39)
Period ended April 30, 2008(c)	25.00	0.03	0.08	0.11
Institutional Class
Year ended April 30, 2012	$24.74	0.67	0.31	0.98
Year ended April 30, 2011	21.61	0.57	3.15	3.72
Year ended April 30, 2010	16.00	0.63	5.61	6.24
Year ended April 30, 2009	25.12	0.81	(9.14)	(8.33)
Period ended April 30, 2008(c)	25.00	0.05	0.07	0.12
*	Portfolio turnover is calculated on the basis of the fund as whole without distinguishing between the classes of shares issued.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	For the period from April 1, 2008 (commencement of operations) through April 30, 2008.

See notes to financial statements.

	Distributions:					Ratios/Supplementary Data:
	Net Investment Income	Net Realized Gains from Investments	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(b)	Portfolio Turnover Rate*
Steward Large Cap Enhanced Index Fund
Individual Class
Year ended April 30, 2012	(0.24)	—	(0.24)	$28.71	1.87%	$18,127	0.91%	0.91%	20%
Year ended April 30, 2011	(0.19)	—	(0.19)	28.44	19.02%	20,394	0.89%	0.72%	22%
Year ended April 30, 2010	(0.21)	—	(0.21)	24.08	46.80%	18,762	0.86%	0.92%	36%
Year ended April 30, 2009	(0.30)	(1.29)	(1.59)	16.57	(35.20)%	11,851	0.93%	1.47%	23%
Year ended April 30, 2008	(0.22)	(1.99)	(2.21)	28.09	(6.36)%	16,950	1.01%	0.51%	74%
Institutional Class
Year ended April 30, 2012	(0.33)	—	(0.33)	$28.58	2.21%	$150,796	0.56%	1.26%	20%
Year ended April 30, 2011	(0.27)	—	(0.27)	28.32	19.47%	156,079	0.54%	1.06%	22%
Year ended April 30, 2010	(0.26)	—	(0.26)	23.97	47.30%	139,999	0.51%	1.26%	36%
Year ended April 30, 2009	(0.36)	(1.29)	(1.65)	16.48	(34.99)%	92,373	0.58%	1.84%	23%
Year ended April 30, 2008	(0.36)	(1.99)	(2.35)	27.95	(6.13)%	137,446	0.64%	1.07%	74%
Steward Small Mid-Cap Enhanced Index Fund
Individual Class
Year ended April 30, 2012	(0.03)	(0.44)	(0.47)	$13.15	(0.99)%	$44,422	0.90%	0.24%	26%
Year ended April 30, 2011	(0.03)	—	(0.03)	13.81	22.56%	48,337	0.88%	0.15%	24%
Year ended April 30, 2010	(0.03)	—	(0.03)	11.30	53.95%	42,337	0.95%	0.19%	33%
Year ended April 30, 2009	(0.06)	(0.17)	(0.23)	7.36	(29.41)%	29,142	0.98%	0.90%	33%
Year ended April 30, 2008	(0.01)	(1.48)	(1.49)	10.78	(10.59)%	42,633	1.49%	(0.17)%	72%
Institutional Class
Year ended April 30, 2012	(0.06)	(0.44)	(0.50)	$13.25	(0.71)%	$57,808	0.64%	0.50%	26%
Year ended April 30, 2011	(0.06)	—	(0.06)	13.91	22.83%	60,381	0.62%	0.43%	24%
Year ended April 30, 2010	(0.05)	—	(0.05)	11.38	54.55%	61,751	0.61%	0.54%	33%
Year ended April 30, 2009	(0.08)	(0.17)	(0.25)	7.40	(29.26)%	42,125	0.72%	1.01%	33%
Year ended April 30, 2008	(0.02)	(1.48)	(1.50)	10.84	(10.27)%	54,529	0.80%	0.38%	72%
Steward International Enhanced Index Fund
Individual Class
Year ended April 30, 2012	(0.48)	—	(0.48)	$20.85	(14.51)%	$9,948	1.06%	2.26%	9%
Year ended April 30, 2011	(0.38)	—	(0.38)	24.96	16.52%	11,021	1.05%	1.73%	17%
Year ended April 30, 2010	(0.42)	—	(0.42)	21.80	36.68%	9,928	1.00%	2.07%	25%
Year ended April 30, 2009	(0.56)	(0.06)	(0.62)	16.29	(42.65)%	7,717	1.09%	2.39%	5%
Year ended April 30, 2008	(0.72)	(1.33)	(2.05)	29.28	4.77%	10,351	1.13%	5.11%	20%
Institutional Class
Year ended April 30, 2012	(0.55)	—	(0.55)	$20.89	(14.20)%	$85,113	0.71%	2.60%	9%
Year ended April 30, 2011	(0.45)	—	(0.45)	25.01	16.94%	87,534	0.70%	2.13%	17%
Year ended April 30, 2010	(0.49)	—	(0.49)	21.84	37.14%	101,386	0.65%	2.32%	25%
Year ended April 30, 2009	(0.62)	(0.06)	(0.68)	16.32	(42.48)%	52,361	0.76%	2.73%	5%
Year ended April 30, 2008	(0.81)	(1.33)	(2.14)	29.33	5.06%	80,971	0.88%	3.07%	20%
Steward Select Bond Fund
Individual Class
Year ended April 30, 2012	(0.67)	—	(0.67)	$25.47	3.77%	$11,995	1.00%	2.40%	30%
Year ended April 30, 2011	(0.74)	—	(0.74)	25.20	3.41%	14,755	0.99%	2.51%	38%
Year ended April 30, 2010	(0.77)	—	(0.77)	25.09	6.80%	14,440	0.97%	3.12%	40%
Year ended April 30, 2009	(0.97)	—	(0.97)	24.23	2.85%	14,616	0.95%	3.79%	39%
Year ended April 30, 2008	(0.99)	—	(0.99)	24.52	4.89%	16,695	1.08%	3.92%	36%
Institutional Class
Year ended April 30, 2012	(0.76)	—	(0.76)	$25.34	4.12%	$124,189	0.66%	2.76%	30%
Year ended April 30, 2011	(0.82)	—	(0.82)	25.08	3.79%	129,846	0.65%	2.87%	38%
Year ended April 30, 2010	(0.85)	—	(0.85)	24.97	7.21%	119,825	0.63%	3.48%	40%
Year ended April 30, 2009	(1.05)	—	(1.05)	24.11	3.16%	126,062	0.63%	4.09%	39%
Year ended April 30, 2008	(1.10)	—	(1.10)	24.41	5.11%	132,563	0.69%	4.37%	36%
Steward Global Equity Income Fund
Individual Class
Year ended April 30, 2012	(0.54)	—	(0.54)	$25.07	3.90%	$13,428	1.05%	2.47%	51%
Year ended April 30, 2011	(0.52)	—	(0.52)	24.71	17.17%	10,355	1.04%	2.29%	38%
Year ended April 30, 2010	(0.56)	—	(0.56)	21.59	39.02%	9,943	1.03%	2.90%	84%
Year ended April 30, 2009	(0.73)	—	(0.73)	15.99	(33.86)%	7,236	1.09%	3.82%	28%
Period ended April 30, 2008(c)	—	—	—	25.11	0.44%	9,572	1.44%	3.35%	—%
Institutional Class
Year ended April 30, 2012	(0.63)	—	(0.63)	$25.09	4.22%	$111,694	0.70%	2.83%	51%
Year ended April 30, 2011	(0.59)	—	(0.59)	24.74	17.61%	103,794	0.69%	2.62%	38%
Year ended April 30, 2010	(0.63)	—	(0.63)	21.61	39.53%	75,291	0.68%	3.23%	84%
Year ended April 30, 2009	(0.79)	—	(0.79)	16.00	(33.63)%	53,443	0.72%	4.20%	28%
Period ended April 30, 2008(c)	—	—	—	25.12	0.48%	75,656	0.81%	2.73%	—%

See notes to financial statements.

STEWARD FUNDS

NOTES TO FINANCIAL STATEMENTS — April 30, 2012

Note 1 — Organization:

The Steward Funds consist of five funds (individually a “Fund” and, collectively, the “Funds”) that are series of two separate companies: the Steward Funds, Inc. and the Capstone Series Fund, Inc. The Funds are organized as Maryland corporations. Each is registered under the Investment Company Act of 1940 (“1940 Act”) as a diversified open-end management investment company. Four of the Funds are series of Steward Funds, Inc. — Steward Large Cap Enhanced Index Fund, Steward Global Equity Income Fund, Steward International Enhanced Index Fund, and Steward Select Bond Fund. One Fund, Steward Small-Mid Cap Enhanced Index Fund, is a series of Capstone Series Fund, Inc.

Each Fund currently offers two Classes of shares (“Individual Class” and “Institutional Class”). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that Individual Class bears expenses under a Service and Distribution Plan and an Administrative Services Plan. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class or on which the interests of the Class differ from the interests of the other Class. Income and realized and unrealized gains and losses on investments are allocated to each Class of shares based on its relative net assets.

Note 2 — Investment Objectives:

Steward Large Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of large capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. As of April 30, 2012, stocks with market capitalizations between $1.6 billion and $543 billion are considered to be large capitalization stocks.

Steward Small-Mid Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of small and medium capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. As of April 30, 2012, stocks with market capitalizations between $43.0 million and $12.2 billion are considered to be small to medium capitalization stocks.

Steward International Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in American Depository Receipts (“ADRs”) representing securities of companies located or domiciled outside of the United States, with selective allocation between equity securities of developed market companies and emerging market companies.

Steward Select Bond Fund seeks to provide high current income with capital appreciation and growth of income. The Fund invests primarily in fixed income investments such as corporate bonds, mortgage-backed securities and government and agency bonds and notes.

Steward Global Equity Income Fund seeks to provide current income along with growth of capital. The Fund invests primarily in dividend-paying common stocks of large, medium and small capitalization companies that represent a broad spectrum of the global economy. The Fund’s non-U.S. investments will be primarily in the form of ADRs.

In pursuing their investment objectives, the Funds apply a comprehensive set of cultural value screens to all of their portfolio investments.

Note 3 — Significant Accounting Policies:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds.

Portfolio Valuation:  Fund investments are recorded at fair value. In determining fair value, the Funds use various valuation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasurey obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share as reported by the funds’ pricing services. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

The Steward Select Bond Fund’s investments in mortgage bonds of religious organizations (“church bonds”) are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Steward Select Bond Fund values investments in church bonds on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. Capstone Asset Management Company’s (“CAMCO” or the “Advisor”) fair valuation process is reviewed and refined by the Adviser’s internal Valuation Committee no less than monthly and is subject to quarterly review and approval from the Funds’ Board of Directors.

Fair value of the church bonds is generally determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve. The Adviser constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the Funds’ investment requirements. The Adviser obtains credit research and analysis from various industry sources, including the underwriters of a significant volume of church mortgage bonds from which the Steward Select Bond Fund has acquired the substantial majority of its investments in church bonds.

When the bond issue becomes delinquent on interest, principal, sinking fund payments or when significant principal or balloon payments are due within the next three years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted. Pursuant to fair value procedures adopted by the Funds’ Board of Directors, the Adviser will determine an adjustment to the matrix price. The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

—	the general conditions in the church bond market and the overall financial market
—	the transaction price of any recent sales or purchases of the security
—	the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer
—	the estimated value of the underlying collateral
—	the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures also have specific provisions for treatment of defaulted church bonds. When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities. The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

—	any current independent appraisal values
—	any current listing price of the underlying property
—	index adjusted appraisal values based on published real estate sources
—	estimated costs associated with the disposition of the property (7.00% – 10.25%)
—	risk adjusted discount rate (4.95% – 6.50%)
—	estimated time to sell in years (1 – 3 years)
—	probability of foreclosure

Because of the inherent uncertainty of valuations determined both by utilizing the matrix formula and by the Adviser, those estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed. The differences could be material.

GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds' assumptions about inputs market participants would use in pricing the asset or liability based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1, and church bonds are generally categorized as Level 3. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Funds’ assets measured at fair value as of April 30, 2012:

	Investments in Securities
Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$167,651,688	$—	$—	$167,651,688
Preferred Stock*	785	—	—	785
Money Market Fund	1,161,419	—	—	1,161,419
Total	168,813,892	—	—	168,813,892
Steward Small-Mid Cap Enhanced Index Fund
Security Type
Common Stocks*	101,309,475	—	—	101,309,475
Right*	—	90	—	90
Money Market Fund	698,558	—	—	698,558
Total	102,008,033	90	—	102,008,123
Steward International Enhanced Index Fund
Security Type
Common Stocks*	94,373,678	—	—	94,373,678
Money Market Fund	310,770	—	—	310,770
Total	94,684,448	—	—	94,684,448
Steward Select Bond Fund
Security Type
Corporate Bonds*	—	51,960,186	931,144	52,891,330
U.S. Government Agencies	—	15,058,001	—	15,058,001
U.S. Government Agency Mortgage-Backed Obligations	—	39,091,124	—	39,091,124
U.S. Treasury Obligations	24,920,004	—	—	24,920,004
Money Market Fund	3,197,022	—	—	3,197,022
Total	28,117,026	106,109,311	931,144	135,157,481
Steward Global Equity Income Fund
Security Type
Common Stocks*	124,331,996	—	—	124,331,996
Money Market Fund	517,039	—	—	517,039
Total	124,849,035	—	—	124,849,035
*	Please refer to the Schedule of Portfolio Investments to view common stock, preferred stock, right and corporate bonds segregated by industry type.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Steward Select Bond Fund
Investments in Corporate Bonds
Balance as of May 1, 2011	$1,996,400
Accrued Accretion / (Amortization)	—
Change in Unrealized Appreciation / (Depreciation)*	(925,256)
Realized Gain / (Loss)	—
(Maturities)	(140,000)
Transfers In / (Out) of Level 3	—
Balance as of April 30, 2012	$931,144
*	Change in unrealized appreciation/depreciation represents the amount for all Level 3 assets still held as of April 30, 2012.

The Funds recognize significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between levels as of April 30, 2012 from those used on April 30, 2011.

Securities Transactions and Investment Income:  Portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Debt obligations may be placed in non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Adviser as part of the valuation process. (The treatment of such interest income may be different for federal income tax purposes) Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, of all Funds are declared and paid quarterly. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually.

Income dividends and capital gains distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by the Funds, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Funds.

Federal Income Taxes:  The Funds intend to qualify as regulated investment companies under Sub-Chapter M of the Internal Revenue Code and accordingly, will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

As of and during the year ended April 30, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2008. For all open tax-years, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.

Allocation of Expenses:  Expenses directly attributable to a Fund or Class are charged directly to that Fund or Class, while expenses that are attributable to more than one Fund or Class are allocated among the respective Funds and their Classes based upon relative net assets or some other reasonable method.

Foreign Securities:  Investments in securities of issuers in foreign countries involves risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; and (7) less availability of information. Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than found in developed countries.

New Accounting Pronouncement:  In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update ASU 2011-04 (“Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and the International Financial Reporting Standards”). ASU 2011-04 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with US GAAP and International Financial Reporting Standards. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

Note 4 — Investment Advisory and Other Agreements:

CAMCO, a wholly-owned subsidiary of Capstone Financial Services, Inc. (“CFS”) serves as investment adviser to the Funds. During the year, each Fund’s Board of Directors approved a new advisory agreement with CAMCO which was submitted to the Fund’s shareholders for approval on November 18, 2011 and November 21, 2011 as a result of the change of control which occurred on January 12, 2012. CAMCO receives compensation for its services as investment adviser. The fee is accrued daily and paid monthly based on each Fund’s average daily net assets. Pursuant to the terms of the investment advisory agreement, CAMCO has full discretion to manage the assets of the Funds in accordance with its investment objectives.

The advisory fees for the Steward Large Cap Enhanced Index Fund and the Steward Small-Mid Cap Enhanced Index Fund are calculated at the annual rate of 0.15% on the first $500 million of the Fund’s average daily net assets. The rate then declines to 0.125% on the next $500 million of average daily net assets, and to 0.10% on average daily net assets in excess of $1 billion. The Steward Global Equity Income Fund and the Steward International Enhanced Index Fund each pay 0.30% on the first $500 million of the Fund’s average daily net assets. The rate then declines to 0.25% on the next $500 million of average daily net assets, and to 0.20% on average daily net assets in excess of $1 billion. The Steward Select Bond Fund pays 0.25% on the first $500 million of the Fund’s average daily net assets. The rate then declines to 0.20% on the next $500 million of average daily net assets, and to 0.175% on average daily net assets in excess of $1 billion.

During the year, each Fund’s Board of Directors approved a new administration agreement with CFS Consulting Services, LLC (“CCS”), an affiliate of CAMCO and a wholly-owned subsidiary of CFS, which was submitted to the Fund’s shareholders for approval on November 18, 2011 and November 21, 2011 as a result of the change of control which occurred on January 12, 2012. Pursuant to the terms of the administration agreement with CCS, CCS will supervise the Funds’ daily business affairs, coordinate the activities of persons providing services to the Funds, and furnish office space and equipment to the Funds. As compensation for its services, CCS receives a monthly fee calculated at the annual rate of 0.075% on the first $500 million of the Funds’ aggregate average daily net assets. The rate declines to 0.03% of the Funds’ aggregate average daily net assets in excess of $500 million.

CCS also serves as a consultant to the Funds. CCS receives its fee monthly, based on the annual average aggregate daily net assets of the Funds as follows:

First	$200,000,000	0.100%
Next	$200,000,000	0.075%
Next	$200,000,000	0.060%
Next	$400,000,000	0.050%
Over	$1,000,000,000	0.040%

During the year, each Fund’s Board of Directors approved a new compliance services agreement with CCS. The new compliance services agreement provides for certain compliance services for the Funds and the Board, including the service of the Chief Compliance Officer (“CCO”) for the Funds. The Funds will pay CCS a monthly fee at the annual rate of 0.025% of average daily net assets for compliance services other than the compensation of the CCO. The CCO compensation aggregates to $72,000 ($6,000 per month) for all Funds and is allocated monthly among the Funds based on the relative net assets of each Fund for that month.

Capstone Asset Planning Company (“CAPCO”) serves as the Distributor of the Funds’ shares. CAPCO is an affiliate of CAMCO, and both are wholly-owned subsidiaries of CFS.

Each of the Funds has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act whereby the Fund’s assets are used to compensate CAPCO for costs and expenses incurred in connection with the distribution and marketing of shares of each Fund and servicing of each Fund’s Individual Class shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses for prospective investors, advertising literature, and costs of personnel involved with the promotion and distribution of the Funds’ shares. Under the Plan, the Funds pay CAPCO an amount computed monthly at an annual rate of 0.25% of each Fund’s Individual Class average daily net assets (including reinvested dividends paid with respect to those assets). Of this amount, CAPCO may allocate to securities dealers, (which may include CAPCO itself) and other financial institutions and organizations (collectively “Service Organizations”) amounts based on the particular Fund’s average net assets owned by stockholders for whom the Service Organizations have a servicing relationship.

The Administrative Services Plan provides that each Fund, out of assets attributable to its Individual Class shares, shall compensate CAPCO to cover the costs of payments to certain third-party shareholder service providers related to the administration of group accounts in which the Fund’s shareholders participate. The fee is charged to the Individual Class as a whole, up to 0.10% on the average daily net assets. The fee charged will be limited to the amount of fees paid to third-party shareholder service providers, which is calculated based on the value of shares held in such group accounts. The fee is in addition to fees payable for the Service and Distribution Plan.

Certain officers and directors of the Funds are also officers and/or directors of CAMCO, CAPCO and CCS.

Citi Fund Services Ohio, Inc. (“Citi Ohio”), serves as the Funds’ transfer agent and fund accountant. Under the terms of the Master Service Agreement, Citi Ohio will be paid for annual class fees and per account fees. In addition, Citi Ohio is entitled to receive a monthly fee from each Fund calculated at the annual rate of 0.07% on the first $500 million of the Funds’ average daily net assets. The rate then declines to 0.06% on the next $150 million of average daily net assets, and to 0.05% on the next $100 million of average daily assets, and to 0.04% on average daily net assets thereafter.

Note 5 — Securities Lending:

The Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to loan securities on behalf of the Funds to Credit Suisse, New York Branch (“CSNYB”), against receipt of cash collateral at least equal to the value of the securities loaned. The cash collateral is invested by CSNYB in securities guaranteed by the U.S. Government, time deposits, certificates of deposit, or money markets approved by the Adviser. The agreement provides that after predetermined rebates to the brokers, the income generated from lending transactions is allocated 70% to the Funds and 30% to CSNYB. As of and during the year ended April 30, 2012, there were no securities on loan for any of the Funds.

Note 6 — Purchases and Sales of Securities:

Purchases and sales of portfolio securities (excluding short-term securities and U.S. government securities) for the year ended April 30, 2012 were as follows:

	Purchases	Sales
Steward Large Cap Enhanced Index Fund	$32,248,934	$42,213,564
Steward Small-Mid Cap Enhanced Index Fund	25,663,774	31,564,505
Steward International Enhanced Index Fund	20,594,438	8,022,191
Steward Select Bond Fund	16,051,737	11,649,809
Steward Global Equity Income Fund	66,044,196	57,922,813

Purchases and sales of U.S. government securities for the year ended April 30, 2012, were as follows:

	Purchases	Sales
Steward Select Bond Fund	$23,431,782	$37,001,176

Note 7 — Federal Income Tax Information:

As of April 30, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Steward Large Cap Enhanced Index Fund	147,170,053	30,993,757	(9,349,918)	21,643,839
Steward Small-Mid Cap Enhanced Index Fund	86,032,346	22,994,076	(7,018,299)	15,975,777
Steward International Enhanced Index Fund	102,563,280	6,531,309	(14,410,141)	(7,878,832)
Steward Select Bond Fund	130,825,999	6,235,595	(1,904,113)	4,331,482
Steward Global Equity Income Fund	110,572,852	17,432,826	(3,156,643)	14,276,183

The differences between book-basis and tax-basis unrealized appreciation/depreciation are primarily attributable to tax deferral of losses on wash sales.

The tax character of distributions paid during the fiscal year ended April 30, 2012 was as follows:

	Distributions paid from
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Steward Large Cap Enhanced Index Fund	$1,964,452	$—	$1,964,452	$1,964,452
Steward Small-Mid Cap Enhanced Index Fund	364,063	3,440,992	3,805,055	3,805,055
Steward International Enhanced Index Fund	2,277,102	—	2,277,102	2,277,102
Steward Select Bond Fund	4,095,209	—	4,095,209	4,095,209
Steward Global Equity Income Fund	2,907,969	—	2,907,969	2,907,969

On June 22, 2012 and June 25, 2012, the Funds declared and paid, respectively, a distribution from ordinary income for the following amounts:

Steward Large Cap Enhanced Index Fund	$497,811
Steward Small-Mid Cap Enhanced Index Fund	145,586
Steward International Enhanced Index Fund	993,781
Steward Select Bond Fund	1,046,083
Steward Global Equity Income Fund	1,253,496

The tax character of distributions paid during the fiscal year ended April 30, 2011 was as follows:

	Distributions paid from
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Steward Large Cap Enhanced Index Fund	$1,696,967	$—	$1,696,967	$1,696,967
Steward Small-Mid Cap Enhanced Index Fund	350,157	65,251	415,408	415,408
Steward International Enhanced Index Fund	2,161,544	—	2,161,544	2,161,544
Steward Select Bond Fund	4,417,938	—	4,417,938	4,417,938
Steward Global Equity Income Fund	2,378,355	—	2,378,355	2,378,355

As of April 30, 2012 the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Steward Large Cap Enhanced Index Fund	$117,016	$1,530,840	$1,647,856	$—	$21,643,839	$23,291,695
Steward Small-Mid Cap Enhanced Index Fund	396,990	4,520,472	4,917,462	—	15,975,777	20,893,239
Steward International Enhanced Index Fund	274,010	—	274,010	(11,048,316)	(7,878,832)	(18,653,138)
Steward Select Bond Fund	580,837	—	580,837	(1,828,030)	4,331,482	3,084,289
Steward Global Equity Income Fund	477,479	—	477,479	(9,275,333)	14,276,183	5,478,329

As of the end of their tax year ended April 30, 2012, the following Funds have capital loss carry forwards (“CLCFs”) as summarized in the table below. Under the provisions of the Regulated Investment Company Modernization Act of 2010, CLCFs that originated in a tax year that began before December 23, 2010 (pre-effective CLCFs) may be carried forward, subject to certain limitations, and applied to offset future capital gains, and thus reduce the amount of distributable capital gains, for up to eight succeeding tax years, after which any unutilized CLCFs expire. Pre-effective CLCFs are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term. CLCFs that originate in tax years beginning after December 22, 2010 (posteffective CLCFs), are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year, and thus take precedent over the application of pre-effective CLCFs. Post-effective CLCFs can be carried forward indefinitely.

Pre-effective CLCFs subject to expiration:

Fund	Expires 2016	Expires 2017	Expires 2018	Expires 2019	Total
Steward Large Cap Enhanced Index Fund	$—	$—	$—	$—	$—
Steward Small-Mid Cap Enhanced Index Fund	—	—	—	—	—
Steward International Enhanced Index Fund	—	141,270	2,760,068	7,312,628	10,213,966
Steward Select Bond Fund	489,282	—	468,259	760,671	1,718,212
Steward Global Equity Income Fund	—	—	9,092,336	182,997	9,275,333

Post-effective CLCFs not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
Steward Large Cap Enhanced Index Fund	$—	$—	$—
Steward Small-Mid Cap Enhanced Index Fund	—	—	—
Steward International Enhanced Index Fund	—	795,504	795,504
Steward Select Bond Fund	—	—	—
Steward Global Equity Income Fund	—	—	—

During the year ended April 30, 2012, the Funds utilized capital loss carryforwards as follows:

Fund	Amount
Steward Large Cap Enhanced Index Fund	$6,290,391
Steward Small-Mid Cap Enhanced Index Fund	—
Steward International Enhanced Index Fund	—
Steward Select Bond Fund	846,784
Steward Global Equity Income Fund	6,409,480

Under current tax law, capital losses realized after October 31 of a Fund's fiscal period may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital losses, which will be treated as arising on the first business day of the fiscal year ending April 30, 2013:

Post-October Loss
Steward Large Cap Enhanced Index Fund	$—
Steward Small-Mid Cap Enhanced Index Fund	—
Steward International Enhanced Index Fund	38,846
Steward Select Bond Fund	109,818
Steward Global Equity Income Fund.	—

Note 8 — Reclassifications:

In accordance with GAAP, the funds have made reclassifications among their capital accounts. These reclassifications are intended to adjust the components of the Funds' net assets to reflect the tax character of permanent book/tax differences and have no impact on the net assets or the net asset value of the Funds. As of April 30, 2012, the Funds made reclassifications to increase or (decrease) the components of the net assets detailed below:

	Accumulated undistributed net investment income	Accumulated net realized gain/(loss) on investment transactions	Capital
Steward Large Cap Enhanced Index Fund	$(4,448)	$4,447	$1
Steward Small-Mid Cap Enhanced Index Fund	—	—	—
Steward International Enhanced Index Fund	2,606	(2,605)	(1)
Steward Select Bond Fund	320,976	(320,976)	—
Steward Global Equity Income Fund	3,069	(3,068)	(1)

Note 9 — Contingencies and Commitments:

In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. However, based on experience, the Funds consider the risk of loss from such potential claims to be remote.

Note 10 — Control Ownership:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities creates a presumption of control of the Funds, under Section 2(a)(9) of the 1940 Act. As of April 30, 2012, the following were record owners of the approximate amounts of each share class listed below. Record ownership is not necessarily the same as beneficial ownership.

Fund	Shareholder	Percent Owned
Steward Large Cap Enhanced Index Fund – Individual Class	National Financial Services Corp.	75%
Steward Large Cap Enhanced Index Fund – Institutional Class	National Financial Services Corp.	50%
Steward Large Cap Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	44%
Steward Small-Mid Cap Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	57%
Steward Small-Mid Cap Enhanced Index Fund – Institutional Class	National Financial Services Corp.	40%
Steward International Enhanced Index Fund – Individual Class	National Financial Services Corp.	88%
Steward International Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	50%
Steward International Enhanced Index Fund – Institutional Class	National Financial Services Corp.	40%
Steward Select Bond Fund – Individual Class	National Financial Services Corp.	81%
Steward Select Bond Fund – Institutional Class	National Financial Services Corp.	53%
Steward Select Bond Fund – Institutional Class	TD Ameritrade Trust Co.	45%
Steward Global Equity Income Fund – Individual Class	National Financial Services Corp.	84%

Fund	Shareholder	Percent Owned
Steward Global Equity Income Fund – Institutional Class	National Financial Services Corp.	59%
Steward Global Equity Income Fund – Institutional Class	TD Ameritrade Trust Co.	40%

Note 11 — Legal Proceedings:

Lyondell Chemical Company

In October, 2011, CAMCO was named as a defendant in the Weisfelner, as Trustee of the LB Creditor Trust v. Morgan Stanley & Co. (“Creditor Trust Action”) case. The plaintiff seeks to recover the proceeds from the sale of the shares of Lyondell Chemical Company (“Lyondell”). On April 2, 2012, a joinder to the pending motion was filed to dismiss the Second Amended Complaint in the Creditor Trust Action on behalf of CAMCO. Steward Large Cap Enhanced Index Fund was a beneficial owner of Lyondell stock so it is possible the Fund may be identified as a defendant in this action. At this stage of the proceedings, neither CAMCO nor Steward Large Cap Enhanced Index Fund is able to make a reliable prediction as to the outcome of the lawsuit or the effect, if any, on the Fund’s net asset value. The lawsuit does not allege any wrongdoing on the part of the Steward Large Cap Enhanced Index Fund.

Note 12 — Subsequent Events:

Management has evaluated events subsequent to April 30, 2012 and has concluded no such events require adjustment or disclosure as of April 30, 2012.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
Steward Funds, Inc. and
Capstone Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Steward Funds, Inc., comprising the Steward Large Cap Enhanced Index Fund, the Steward Select Bond Fund, the Steward International Enhanced Index Fund and the Steward Global Equity Income Fund, and the Capstone Series Fund, Inc., comprising the Steward Small-Mid Cap Enhanced Index Fund (collectively referred to as the “Funds”) as of April 30, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting Steward Funds, Inc. and Capstone Series Fund, Inc., as of April 30, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
June 26, 2012

GENERAL INFORMATION (Unaudited)

Federal Income Tax Information:

For the fiscal year ended April 30, 2012, the following percentage of the total ordinary income distributions paid by the Funds qualify for the distributions received deduction available to corporate shareholders.

Distributions Received Deduction
Steward Large Cap Enhanced Index Fund	100%
Steward Small-Mid Cap Enhanced Index Fund	100%
Steward International Enhanced Index Fund	0.20%
Steward Select Bond Fund	—%
Steward Global Equity Income Fund	69.27%

For the fiscal year ended April 30, 2012, distributions paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 201 Form 1099-DIV.

For the taxable year ended April 30, 2012, the percentages of Qualified Dividend Income are as follows:

Qualified Dividend Income
Steward Large Cap Enhanced Index Fund	100%
Steward Small-Mid Cap Enhanced Index Fund	100%
Steward International Enhanced Index Fund	100%
Steward Select Bond Fund	—%
Steward Global Equity Income Fund	100%

The Funds declared long term distributions of realized gains as follows:

Long Term Capital Gains
Steward Large Cap Enhanced Index Fund	$—
Steward Small-Mid Cap Enhanced Index Fund	3,440,992
Steward International Enhanced Index Fund	—
Steward Select Bond Fund	—
Steward Global Equity Income Fund	—

The funds declared short term distributions of realized gains as follows:

Short Term Capital Gains
Steward Large Cap Enhanced Index Fund	$—
Steward Small-Mid Cap Enhanced Index Fund	9,434
Steward International Enhanced Index Fund	—
Steward Select Bond Fund	—
Steward Global Equity Income Fund	—

Proxy Voting Policy and Voting Records

A description of the policies and procedures that the Steward Funds use to determine how to vote proxies and information regarding how each fund voted proxies during the most recent 12 month-period ended June 30, is available without charge, (i) by calling 1-800-262-6631, or (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Steward Funds file a complete Schedule of Portfolio Investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q no later than 60 days following the close of the quarter. Forms N-Q are available without charge on the SEC’s website at http://www.sec.gov. The Steward Funds’ Form N-Q may be reviewed, or, for a fee, may be copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shareholder Proxy Voting Results

At a meeting held on November 18, 2011, the shareholders of Steward Large Cap Enhanced Index Fund, Steward Global Equity Income Fund and Steward Select Bond Fund each approved the continuation of the investment advisory contract with CAMCO, a new administration agreement with CCS and the election of directors, including an additional independent director.

At a meeting held on November 21, 2011, the shareholders of Steward International Enhanced Index Fund and Steward Small-Mid Cap Enhanced Index Fund each approved the continuation of the investment advisory contract with CAMCO, a new administration agreement with CCS and the election of directors, including an additional independent director.

DISCUSSION OF ANNUAL REVIEW AND APPROVAL OF
ADVISORY AGREEMENTS FOR THE SERIES OF THE STEWARD FUNDS

At their meeting held August 9, 2011 the Funds’ Boards of Directors, and a majority of the Funds’ independent directors, by separate votes, approved new investment advisory agreements for the Funds, to take effect upon an anticipated change of control of the Funds’ investment advise, Capstone Asset Management Company (“CAMCO”).

Meeting separately, the independent Directors considered the proposed new advisory agreement for the Steward Funds. For all the Funds except Steward Small-Mid Cap Enhanced Index Fund (“SSMCEI”), they noted that the new agreement was substantially the same as the current agreements, except for its date of commencement and term and the fact that all Funds (including Steward Small-Mid Cap Enhanced Index Fund) would be covered under one agreement, rather than three agreements with substantially identical terms. There would be no change to the fee schedule applicable to each Fund. For SSMCEI, the Boards noted that, although the new agreement would not contain provisions for fund administration, which would be provided under a separate administration agreement with CFS Consulting Services, LLC (a CAMCO affiliate) covering all the Funds, there would be no difference in the nature of the investment advisory or administration services to be provided to that Fund under the proposed new agreements and there would be no changes in the fee schedules for those services. The new agreement, which follows the format in use by the Funds other than SSMCEI, would contain certain other provisions that vary from the current SSMCEI agreement: in addition to certain relatively minor changes designed to conform to the form of the advisory agreement in use by the other Funds, the new agreement would clarify that the adviser shall not be required to bear expenses of distribution and sale of Fund shares to the extent that such expenses are assumed by the Fund’s principal underwriter or some other party, or to the extent that such expenses are paid under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940; the adviser would be required to pay such of the foregoing expenses as are not assumed or required to be paid by the principal underwriter or some other party or are not permitted to be paid by the Fund (or some other party) pursuant to such a plan. The Boards had last previously reviewed and approved the current agreements at its meeting held February 25, 2011 (“February meeting”). Because the proposed new advisory and administration agreements would not involve changes in services or fees, the Boards believed their review at the February meeting was relevant to their review of the proposed new agreements, subject to the updates provided by CAMCO. As at the February meeting, the Boards considered the nature and quality of services that CAMCO had provided, and would continue to provide to the Funds under the new agreements, information concerning CAMCO’s profitability and the various sources of fees and ancillary benefits to CAMCO due to its relationships with the Funds. They noted that, in addition to advisory and administration fees, CAMCO, since May 1, 2010, was also receiving fees for compliance services and for work in preparing Fair Fund and class action claims. They noted that, prior to the change in control, the Funds’ compliance expenses would rise due to the Boards’ expected approval of a revised compliance services agreement, discussed earlier at the meeting of the Compliance Committee, under which the Funds would pay, in addition to the current compliance services fee, amounts for compensation of their Chief Compliance Officer, plus expenses related to attendance at meetings outside Houston, related to providing services under the agreement. The Directors noted that their decision to approve these changes had been under consideration for some time and had most recently been discussed at the Boards’ May meeting. The Directors noted that their support for this change was based on a determination that, in view of the nature of the regulatory relationship of the Chief Compliance Officer to the Funds’ Boards, it was appropriate for the Funds to bear this expense. The Boards determined that fees under the proposed Compliance Services Agreement were, and going forward, would be, fair and reasonable as a separate matter and in relation to CAMCO’s overall profitability from the Funds. The Directors specifically noted that this change in the relationship of the Chief Compliance Officer to the Funds and related changes to the Funds’ Compliance Services Agreement were not related to the change of control but that they were relevant in evaluating the profitability of the proposed advisory contracts to Capstone. The Directors also noted that fees paid and payable by the Funds for preparation of Fair Fund and class action claims had also been determined to be fair and reasonable when reviewed at the February meeting and they saw no reason to change this determination now that those services would be provided by CFS Consulting Services, LLC rather than by CAMCO.

The Boards also reviewed fees that had been, and would continue to be, paid to CAMCO’s affiliate, Capstone Asset Planning Company (“CAPCO”), pursuant to the Funds’ Service and Distribution Plan. They also reviewed fees that had been, and would continue to be, paid to CAPCO under the Funds’ Administrative Services Plan, noting that these fees were not retained by CAPCO but were entirely paid out to third party service providers. They noted that fees under the Service and Distribution Plan and Administrative Services Plan were reviewed quarterly by the independent Directors. They also noted that the Plans and their fees were reviewed annually and determined to be fair and reasonable both as a separate matter and, in connection with review of the Funds’ advisory agreements, relative to the profitability of CAMCO and its affiliates from their relationships to the Funds. The independent Directors also noted that another affiliate of CAMCO, CFS Consulting Services, LLC (CCS), had been, and would continue to be, receiving fees from the Funds for portfolio screening services. They noted that these fees to CCS had originally been the result of arms’ length negotiations prior to Capstone’s acquisition of CCS, and were not being changed. Although the independent Directors would continue to review the contribution of these fees to the overall profitability of the Capstone entities, it did not appear that these fees were unreasonable or that the relationship was unduly profitable for Capstone. Finally, they considered the benefits received by CAMCO pursuant to “soft dollar” arrangements based on Fund brokerage. These arrangements, which would not change, were reviewed regularly by the Boards and were determined to be reasonable and fair to the Funds. With respect to each Fund’s investment advisory fees and fees for administrative services, which would not change going forward, the Directors reviewed information concerning fees paid by other investment companies deemed comparable and determined that the Funds’ fees were fair and reasonable relative to those paid by other funds. They also considered the fees charged by CAMCO and to its non-Fund clients, which were not proposed to be changed, and determined that those fees did not suggest any unreasonableness in fees charged to the Funds. The independent Directors noted favorably that the Funds’ advisory and administration fees contained breakpoints designed to give the Funds advantages of potential economies of scale at higher asset levels and that fees for administrative services were assessed on the aggregate assets of the Funds, providing further benefits from economies of scale. The Directors considered the Funds’ expense ratios and determined them to be within satisfactory limits. The independent Directors noted that CAMCO’s overall performance of its services to the Funds and the Funds’ investment performance, relative to their respective benchmarks over recent years, which had included difficult market conditions, had been satisfactory and that Fund expenses were being well-controlled. The independent Directors also particularly noted that the overall health of CAMCO and the other Capstone entities appeared to be good.

In considering the new investment advisory, administration and distribution agreements for each of the Funds, the independent Directors, also reviewed information regarding the change of control transactions, the new controlling shareholder, and the implications of these changes on the ongoing operations of CAMCO and affiliates with respect to their services to the Funds. They noted that there would be no personnel changes affecting the Funds. They extensively questioned CAMCO’s management regarding their experience with Steward Financial Holdings, Inc. (“SFH”), the new controlling shareholder. It was noted that SFH had been a shareholder of CFS since October 1, 2008 and that SFH had also had representatives on the CFS Board of Directors. CAMCO management personnel indicated to the Directors that they were not aware of any material changes that SFH intended making to CAMCO or to its operations. CAMCO management personnel also stated their belief that SFH did not intend to institute material changes in CAMCO or its operations or those of CAMCO’s affiliates in the immediately foreseeable future. They noted that SFH’s interest was primarily in encouraging growth of the Capstone organization. Thus, it was CAMCO’s opinion that SFH would strengthen the financial support for the Capstone organization without having other material effects on the operations of CAMCO and its affiliates or on the Funds, other than in the area of strategic planning. The Directors also took note that SFH’s affiliations were compatible with the investment policies of the Funds. Based on the information they reviewed, the independent Directors were satisfied that SFH, as controlling shareholder, would not change the operations of CAMCO, its affiliates or the Funds in any material or negative way. They therefore determined that the change of control should not alter their previous determinations to retain CAMCO as the Funds’ investment adviser and CAPCO as the Funds’ distributor, and that CAMCO and CAPCO should continue to be retained as investment adviser and distributor on the same terms as under the then-current investment advisory contracts and distribution agreements. They also determined that moving administration, compliance and class action/Fair Fund services functions to CFS Consulting Services, LLC would not be a material change for the Funds. Finally, the independent Directors concluded that the proposed arrangements related to the change of control would satisfy the requirements of Section 15(f) under the Investment Company Act of 1940. The independent Directors therefore unanimously determined to approve the proposed new advisory, administration, distribution, compliance and class action/Fair Funds services agreements. After reporting their discussion and their conclusions to the full Boards, each Board, and each Board’s independent directors voting separately, unanimously approved the proposed new agreements.

EXPENSE EXAMPLES (Unaudited)

As a shareholder of the Steward Funds, you may incur redemption fees for certain transactions and fees if your account is under $200, (small account fees). You will also incur ongoing costs, including management fees; [and/or service] 12b-1 fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Steward Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 through April 30, 2012.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expense Paid During Period* 11/1/11 – 4/30/12	Expense Ratio During Period 11/1/11 – 4/30/12
Steward Large Cap Enhanced Index Fund
Individual Class	$1,000.00	$1,110.90	$4.78	0.91%
Institutional Class	1,000.00	1,112.90	2.94	0.56%
Steward Small-Mid Cap Enhanced Equity Index Fund
Individual Class	1,000.00	1,117.80	4.74	0.90%
Institutional Class	1,000.00	1,119.10	3.37	0.64%
Steward International Enhanced Index Fund
Individual Class	1,000.00	1,012.40	5.25	1.05%
Institutional Class	1,000.00	1,014.10	3.51	0.70%
Steward Select Bond Fund
Individual Class	1,000.00	1,017.90	5.02	1.00%
Institutional Class	1,000.00	1,019.50	3.31	0.66%
Steward Global Equity Income Fund
Individual Class	1,000.00	1,094.40	5.47	1.05%
Institutional Class	1,000.00	1,096.10	3.65	0.70%
*	Expenses are equal to the average account value times each Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes (Unaudited)

The table below provides information about hypothetical account values and hypothetical expenses based on each Steward Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The expenses do not include any redemption or small account fees, which Funds, in certain circumstances, may assess. The Funds do not charge transactional costs, such as sales charges (front or back end loads) or exchange fees, although other funds might. Therefore, this table is useful only in comparing ongoing costs and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expense Paid During Period* 11/1/11 – 4/30/12	Expense Ratio During Period 11/1/11 – 4/30/12
Steward Large Cap Enhanced Index Fund
Individual Class	$1,000.00	$1,020.34	$4.57	0.91%
Institutional Class	1,000.00	1,022.08	2.82	0.56%
Steward Small-Mid Cap Enhanced Equity Index Fund
Individual Class	1,000.00	1,020.39	4.52	0.90%
Institutional Class	1,000.00	1,021.68	3.22	0.64%
Steward International Enhanced Index Fund
Individual Class	1,000.00	1,019.64	5.27	1.05%
Institutional Class	1,000.00	1,021.38	3.52	0.70%
Steward Select Bond Fund
Individual Class	1,000.00	1,019.89	5.02	1.00%
Institutional Class	1,000.00	1,021.58	3.32	0.66%
Steward Global Equity Income Fund
Individual Class	1,000.00	1,019.64	5.27	1.05%
Institutional Class	1,000.00	1,021.38	3.52	0.70%
*	Expenses are equal to the average account value times each Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

DIRECTORS AND EXECUTIVE OFFICERS (Unaudited)

The directors provide overall supervision of the affairs of the Funds. The Funds’ directors and executive officers, and their principal occupations for the last five years, are listed below. All persons named as directors also serve in similar capacities for other investment companies administered by the Adviser as indicated below.

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held by Director
Interested Director
Edward L. Jaroski* 3700 W Sam Houston Parkway South Houston, TX 77042 Age: 65	Director, President & Chairman of the Board	SLCEIF From 2004 SSMCEIF From 1998 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	President and Director of Capstone Asset Management Company, Capstone Asset Planning Company and Capstone Financial Services, Inc.; President, CEO and Director of Capstone Financial Solutions, LLC and CFS Consulting Services, LLC from November 2008 – Present; President, CEO and Director of Roger H. Jenswold & Company, Inc. from March 2010-Present.	6	Committee Member Theater Under the Stars
Independent Directors
John R. Parker 541 Shaw Hill Stowe, VT 05672 Age: 66	Director	SLCEIF From 2004 SSMCEIF From 1998 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	Self-employed Investor Consultant	6	None
James F. Leary 15851 N. Dallas Parkway #500 Addison, TX 75001 Age: 82	Director	SLCEIF From 2004 SSMCEIF From 1998 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	Financial Consultant; Managing Director of Benefit Capital Southwest	6	Director-Highland Funds Group; Director- Homeowners of America Insurance Company since 2006.
Leonard B. Melley, Jr. ** 6216 Yadkin Road Fayetteville, NC 28303 Age: 53	Director	SLCEIF From 2004 SSMCEIF From 2003 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	CEO/President of Freedom Stores, Inc.	6	None
John M. Briggs 435 Williams Road Wynnewoood, PA 19096-1632 Age: 62	Director	SLCEIF From 2005 SSMCEIF From 2005 SIEIF From 2006 SSBF From 2005 SGEIF From 2008	CPA, Treasurer, Former Treasurer of the Susan G. Komen Breast Cancer Foundation from 2005 – 2011.	6	Director-Healthcare Services Group, Inc. Since 1992

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held by Director
William H. Herrmann Jr. P.O. Box 6 Bryn Athyn, PA 19009 Age: 65	Director	SLCEIF From 2011 SGEIF From 2011 SSBF From 2011 SIEIF From 2012 SSMCEIF From 2011	Herrman & Associates Financial Services	6	None
Executive Officers
Mel Cody 3700 W Sam Houston Parkway South Houston, TX 77042 Age: 57	Sr. Vice President	SLCEIF From 2012 SSMCEIF From 2012 SIEIF From 2012 SGEIF From 2012	Sr. Vice President of Capstone Asset Management Company (2009 – present); Co-Chairman, CCO, CFO & Portfolio Manager/Analyst of Roger H. Jenswold & Company, Inc.
			(2005 – present). Officer of other Capstone Funds.	N/A	None
John R. Wolf 3700 W Sam Houston Parkway South Houston, TX 77042 Age: 50	Sr. Vice President	SLCEIF From 2004 SSMCEIF From 1998 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	Sr. Vice President/Portfolio Manager of Capstone Asset Management Company.	N/A	None
Claude C. Cody, IV 3700 W Sam Houston Parkway South Houston, TX 77042 Age: 60	Sr. VicePresident	SLCEIF From 2010 SSMCEIF From 2010 SIEIF From 2010 SSBF From 2010 SGEIF From 2010	Sr. Vice President of Capstone Asset Management Company (2009 – present); Co-Chairman, CCO, CFO & Portfolio Manager/Analyst of Roger H. Jenswold & Company, Inc.
			(2005 – present). Officer of other Capstone Funds.	N/A	None
Scott Wynant 3700 W Sam Houston Parkway South Houston, TX 77042 Age: 57	Sr. Vice President	SLCEIF From 2008 SSMCEIF From 2008 SIEIF From 2008 SSBF From 2008 SGEIF From 2008	Sr. Vice President of Capstone Financial Solutions, LLC and CFS Consulting Services, LLC from November 2008 – present; Senior Vice President of Roger H. Jenswold & Company, Inc. from March 2010 – Presenrt; Executive Vice President of AG Financial Wealth Management Solutions, LLC from April 1997 – August 2008. Officer of other Capstone Funds.	N/A	Northwest University Foundation (Investment Committee Member) and Christian Investment Forum (Board Member)

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held by Director
Richard A. Nunn 3700 W Sam Houston Parkway South Houston, TX 77042 Age: 66	Sr. Vice President, Secretary, and Chief Compliance Officer	SLCEIF From 2004 SSMCEIF From 2004 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	Senior Vice President, Chief Compliance Officer and Secretary of Capstone Asset Management Company; Senior Vice President and Secretary of Capstone Financial Services, Inc.; Senior Vice President, Chief Compliance Officer and Secretary of Capstone Financial Solutions, LLC from November 2008 – Present; Secretary of CFS Consulting Services, LLC from November 2008 – Present; Senior Vice President, Chief Compliance officer and Secretary of Roger H. Jenswold & Company, Inc. from March 2010-Present; Officer of other Capstone Funds; MGL Consulting Corporation, independent consultants, Vice President Regulatory Affairs, 2000 – present.	N/A	None
Kimberly Wallis McLaney 3700 W Sam Houston Parkway South Houston, TX 77042 Age:45	Asst. Vice President Compliance and Asst. Secretary	SLCEIF From 2004 SSMCEIF From 2004 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	Asst. Vice President Compliance and Assistant Secretary of Capstone Asset Management Company and Capstone Financial Services, Inc.; Senior Vice President Compliance, Chief Compliance Officer and Secretary of Capstone Asset Planning Company, Asst. Vice President Cont: Compliance and Asst. Secretary of Capstone Financial Solutions, LLC from November 2008 – Present; Assistant Secretary of CFS Consulting Services, LLC from November 2008 – Present; Asst. Vice President Compliance and Asst. Secretary of Roger H. Jenswold & Company, Inc. from March 2010-Present; Officer of other Capstone Funds.	N/A	None
Carla Homer 3700 W Sam Houston Parkway South Houston, TX 77042 Age: 53	Treasurer and Principal Financial Accounting Officer	SLCEIF From 2004 SSMCEIF From 2004 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	Treasurer of Capstone Asset Management Company, Capstone Asset Planning Company and Capstone Financial Services, Inc.; Treasurer of Capstone Financial Solutions, LLC and CFS Consulting Services, LLC from November
			2008 – Present; Treasurer of Roger H. Jenswold & Company, Inc. from March 2010 – Present; Officer of other Capstone Funds.	N/A	None

*	Mr. Jaroski is an “interested person” of the Steward Group of Mutual Funds, as defined in the Investment Company Act of 1940, as amended, because of his position with CAMCO and the Distributor.
**	Mr. Melley is married to the sister of Mr. Jaroski’s wife.

Steward Large Cap Enhanced Index Fund	(SLCEIF)
Steward Small-Mid Cap Enhanced Index Fund	(SSMCEIF)
Steward International Enhanced Index Fund	(SIEIF)
Steward Select Bond Fund	(SSBF)
Steward Global Equity Income Fund	(SGEIF)

Visit us online at www.stewardmutualfunds.com

STEWARD FUNDS

Managing Wealth, Protecting Values

For more complete information about the Steward Funds, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

Steward Large Cap Enhanced Index Fund

Steward Small-Mid Cap Enhanced Index Fund

Steward International Enhanced Index Fund

Steward Select Bond Fund

Steward Global Equity Income Fund

Distributed by: Capstone Asset Planning Company 3700 W. Sam Houston Parkway South, Suite 250 Houston, TX 77042 1-800-262-6631 info@capstonefinancial.com

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is John M. Briggs, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

	Current Year	Previous Year
(a) Audit Fees	$ 60,000	$ 58,750
(b) Audit-Related Fees	$ 0	$ 0
(c) Tax Fees	$ 12,500	$ 12,500
(d) All Other Fees	$ 0	$ 0

(e) (1)

Not applicable.

(2)

For the fiscal years ended April 30, 2012 and 2011, 100% of all the fees in paragraph (b) through (d) were approved by the Audit Committee.

(f)

Not applicable.

(g)

For the fiscal year ended April 30, 2012, Cohen Fund Audit Services, Ltd. billed $72,500.

For the fiscal year ended April 30, 2011, Cohen Fund Audit Services, Ltd. billed $71,250.

(h)

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capstone Series Fund, Inc.

By (Signature and Title)	/s/ Edward L. Jaroski
Edward L. Jaroski, President

Date June 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Edward L. Jaroski
Edward L. Jaroski, President

Date June 26, 2012

By (Signature and Title)	/s/ Carla Homer
Carla Homer, Treasurer

Date June 26, 2012